CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 42.2%
	Face Amount	Value
U.S. Treasury Bills
5.337%, 09/03/24(A)	$1,150,000	$1,144,443
5.333%, 08/27/24(A)	1,125,000	1,120,708
5.333%, 09/10/24(A)	1,150,000	1,143,262
5.332%, 08/20/24(A)	1,100,000	1,096,933
5.332%, 10/01/24(A)	1,200,000	1,189,416
5.330%, 09/17/24(A)	600,000	595,870
5.327%, 09/24/24(A)	600,000	595,270
5.321%, 08/01/24(A)	1,125,000	1,125,000
5.321%, 08/08/24(A)	1,150,000	1,148,824
5.320%, 08/13/24(A)	800,000	798,591
5.320%, 09/19/24(A)	600,000	595,715
5.310%, 10/15/24(A)	1,200,000	1,187,133
5.306%, 09/05/24(A)	4,000,000	3,979,479
5.305%, 09/26/24(A)	1,200,000	1,190,184
5.303%, 11/14/24(A)	300,000	295,545
5.296%, 11/05/24(A)	1,200,000	1,183,618
5.293%, 10/17/24(A)	1,050,000	1,038,435
5.291%, 08/06/24(A)	1,075,000	1,074,214
5.288%, 11/07/24(A)	1,175,000	1,158,669
5.287%, 12/19/24(A)	600,000	588,517
5.286%, 11/12/24(A)	1,400,000	1,379,552
5.280%, 12/26/24(A)	1,200,000	1,175,936
5.235%, 08/22/24(A)	875,000	872,308
5.234%, 09/12/24(A)	275,000	273,305
5.214%, 01/09/25(A)	1,050,000	1,026,895
0.000%, 10/31/24(B)	1,425,000	1,406,517
0.000%, 12/03/24(B)	1,400,000	1,376,514

Total U.S. Treasury Obligations
(Cost $29,757,781)		29,760,853

ASSET-BACKED SECURITIES — 35.2%

Automotive — 26.1%
Ally Auto Receivables Trust, Ser 2024-1, Cl A1
5.528%, 03/17/25	$52,018	$52,022
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/26 (C)	10,770	10,769
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/27 (C)	23,817	23,823
American Credit Acceptance Receivables Trust, Ser 2024-2, Cl A
5.900%, 02/12/27 (C)	215,551	215,724

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/26	$225,784	$222,061
AmeriCredit Automobile Receivables Trust, Ser 2021-3, Cl A3
0.760%, 08/18/26	362,747	359,088
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl A1
5.620%, 06/18/25	322,862	322,877
ARI Fleet Lease Trust, Ser 2023-B, Cl A1
5.924%, 10/15/24 (C)	4,216	4,216
ARI Fleet Lease Trust, Ser 2024-A, Cl A1
5.568%, 03/14/25 (C)	112,302	112,312
ARI Fleet Lease Trust, Ser 2024-B, Cl A1
5.612%, 06/16/25 (C)	169,495	169,605
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	235,797	235,552
BMW Vehicle Owner Trust, Ser 2024-A, Cl A1
5.512%, 05/27/25	491,460	491,601
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/27	116,953	115,139
CarMax Auto Owner Trust, Ser 2020-4, Cl A4
0.630%, 06/15/26	551,874	545,160
CarMax Auto Owner Trust, Ser 2021-1, Cl A4
0.530%, 10/15/26	350,000	341,862
CarMax Auto Owner Trust, Ser 2022-2, Cl A3
3.490%, 02/16/27	282,881	279,517
CarMax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/26	321,417	321,583
CarMax Auto Owner Trust, Ser 2023-4, Cl A2B
6.137%, SOFR30A + 0.800%, 12/15/26 (D)	427,466	428,616
Carvana Auto Receivables Trust, Ser 2020-P1, Cl A4
0.610%, 10/08/26	112,438	110,732
Carvana Auto Receivables Trust, Ser 2024-P2, Cl A1
5.646%, 06/10/25	185,629	185,656

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Chesapeake Funding II, Ser 2021-1A, Cl A1
0.470%, 04/15/33 (C)	$142,746	$141,379
Chesapeake Funding II, Ser 2023-1A, Cl A2
6.587%, SOFR30A + 1.250%, 05/15/35 (C)(D)	117,915	118,694
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2B
5.937%, SOFR30A + 0.600%, 10/15/26 (C)(D)	480,798	481,279
Citizens Auto Receivables Trust, Ser 2024-2, Cl A2A
5.540%, 11/16/26 (C)	300,000	300,521
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/26 (C)	12,740	12,737
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/26 (C)	45,164	45,206
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/27	884	882
Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.830%, 12/15/26	171,089	171,194
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/27 (C)	97,362	97,401
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (C)	45,926	46,073
Enterprise Fleet Financing, Ser 2020-2, Cl A3
0.650%, 07/20/26 (C)	44,876	44,209
Enterprise Fleet Financing, Ser 2021-2, Cl A2
0.480%, 05/20/27 (C)	56,845	56,280
Enterprise Fleet Financing, Ser 2024-1, Cl A1
5.548%, 02/20/25 (C)	61,896	61,902
Enterprise Fleet Financing, Ser 2024-2, Cl A1
5.613%, 05/20/25 (C)	195,335	195,488
Enterprise Fleet Financing, Ser 2024-3, Cl A1
5.493%, 07/21/25 (C)	145,000	145,089
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (C)	75,000	75,199
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/26	115,000	114,994

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2024-3A, Cl A1
5.598%, 06/16/25	$327,440	$327,462
Flagship Credit Auto Trust, Ser 2022-1, Cl A
1.790%, 10/15/26 (C)	40,898	40,625
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A1
5.506%, 02/15/25	67,789	67,793
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2B
5.837%, SOFR30A + 0.500%, 07/15/26 (D)	45,000	45,031
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2A
5.180%, 02/15/27	95,000	95,067
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2B
%, SOFR30A + 0.400%, 02/15/27 (D)	260,000	260,052
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A3
4.480%, 12/15/26	110,150	109,567
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/26	212,411	212,462
Ford Credit Auto Owner Trust, Ser 2023-C, Cl A2A
5.680%, 09/15/26	345,974	346,342
Ford Credit Auto Owner Trust, Ser 2024-A, Cl A1
5.524%, 04/15/25	125,840	125,852
GLS Auto Receivables Issuer Trust, Ser 2024-2A, Cl A1
5.573%, 05/15/25 (C)	131,715	131,712
GLS Auto Select Receivables Trust, Ser 2024-2A, Cl A1
5.582%, 04/15/25 (C)	64,699	64,700
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/25	63,682	63,580
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A4
0.500%, 02/17/26	248,219	246,821
GM Financial Consumer Automobile Receivables Trust, Ser 2021-1, Cl A4
0.540%, 05/17/27	139,766	137,805
GM Financial Consumer Automobile Receivables Trust, Ser 2021-1, Cl B
0.750%, 05/17/27	95,000	93,237

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2021-1, Cl C
1.040%, 05/17/27	$300,000	$294,603
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A2B
5.868%, SOFR30A + 0.530%, 11/16/26 (D)	377,923	378,235
GM Financial Consumer Automobile Receivables Trust, Ser 2024-2, Cl A1
5.494%, 04/16/25	167,162	167,167
GM Financial Consumer Automobile Receivables Trust, Ser 2024-3, Cl A2A
5.350%, 06/16/27	125,000	125,364
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A2
5.710%, 03/18/26	292,188	292,415
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/25 (C)	165,053	165,005
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2B
5.837%, SOFR30A + 0.500%, 06/15/26 (C)(D)	474,114	474,423
Hyundai Auto Receivables Trust, Ser 2020-C, Cl A4
0.490%, 11/16/26	88,727	88,012
Hyundai Auto Receivables Trust, Ser 2021-A, Cl A4
0.620%, 05/17/27	337,370	331,649
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A2B
5.967%, SOFR30A + 0.630%, 01/15/27 (D)	139,488	139,705
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/27	210,000	210,226
Mercedes-Benz Auto Receivables Trust, Ser 2021-1, Cl A3
0.460%, 06/15/26	165,616	162,612
Mercedes-Benz Auto Receivables Trust, Ser 2023-2, Cl A2
5.920%, 11/16/26	311,762	312,462
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/26	300,000	299,624

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Nissan Auto Lease Trust, Ser 2024-B, Cl A2A
5.050%, 06/15/27	$225,000	$225,362
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.860%, 08/17/26	196,951	193,245
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A1
5.512%, 05/15/25	398,693	398,765
Oscar US Funding XVI, Ser 2024-1A, Cl A1
5.627%, 03/10/25 (C)	53,986	53,970
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl B
3.440%, 09/15/27	228,909	226,502
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/26	9,757	9,749
Santander Drive Auto Receivables Trust, Ser 2023-2, Cl A3
5.210%, 07/15/27	425,000	424,344
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/26	156,309	156,393
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/27	102,479	102,596
Santander Drive Auto Receivables Trust, Ser 2023-5, Cl A2
6.310%, 07/15/27	211,467	212,008
Santander Drive Auto Receivables Trust, Ser 2023-6, Cl A2
6.080%, 05/17/27	130,538	130,799
SBNA Auto Lease Trust, Ser 2024-B, Cl A1
5.584%, 05/20/25 (C)	165,879	165,897
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/27 (C)	60,324	60,407
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A1
5.584%, 05/20/25 (C)	110,042	110,049
Tesla Auto Lease Trust, Ser 2024-A, Cl A1
5.530%, 02/20/25 (C)	48,074	48,075

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A2A
5.800%, 11/16/26	$228,495	$228,956
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/26 (C)	402,427	402,989
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/25	58,647	58,544
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A3
5.810%, 10/20/26	275,000	276,958
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A1
5.516%, 03/20/25	132,538	132,551
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A2B
5.815%, SOFR30A + 0.470%, 12/21/26 (D)	500,000	500,449
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/26	164,384	161,801
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (C)	59,302	59,280
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl A1
5.629%, 03/17/25 (C)	89,530	89,531
World Omni Auto Receivables Trust, Ser 2022-A, Cl A3
1.660%, 05/17/27	428,744	418,790
World Omni Auto Receivables Trust, Ser 2023-D, Cl A2A
5.910%, 02/16/27	143,017	143,352
World Omni Auto Receivables Trust, Ser 2024-B, Cl A1
5.534%, 05/15/25	274,107	274,138
World Omni Select Auto Trust, Ser 2024-A, Cl A1
5.545%, 08/15/25	340,000	340,070
World Omni Select Auto Trust, Ser 2024-A, Cl A2A
5.370%, 02/15/28	350,000	350,245
		18,421,867
Credit Card — 1.3%
Barclays Dryrock Issuance Trust, Ser 2023-2, Cl A
6.237%, SOFR30A + 0.900%, 08/15/28 (D)	500,000	502,846

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CARDS II Trust, Ser 2024-1A, Cl A
6.049%, SOFRRATE + 0.680%, 07/16/29 (C)(D)	$280,000	$280,000
Evergreen Credit Card Trust, Ser 2024-1A, Cl A
6.020%, SOFRRATE + 0.680%, 07/17/28 (C)(D)	170,000	169,967
		952,813
Other Asset-Backed Securities — 7.8%
522 Funding CLO, Ser 2021-3A, Cl AR
6.584%, TSFR3M + 1.302%, 10/20/31 (C)(D)	228,557	228,898
AGL CLO 3, Ser 2020-3A, Cl A
6.863%, TSFR3M + 1.562%, 01/15/33 (C)(D)	300,000	300,402
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A1
5.558%, 01/21/25 (C)	2,351	2,351
Apidos CLO XXX, Ser 2018-XXXA, Cl A1A
6.681%, TSFR3M + 1.402%, 10/18/31 (C)(D)	349,835	350,551
ARES LII CLO, Ser 2021-52A, Cl A1R
6.594%, TSFR3M + 1.312%, 04/22/31 (C)(D)	266,587	266,996
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (C)	19,303	19,274
Cbam, Ser 2018-7A, Cl A
6.644%, TSFR3M + 1.362%, 07/20/31 (C)(D)	249,606	249,929
CCG Receivables Trust, Ser 2023-2, Cl A1
5.751%, 11/14/24 (C)	3,298	3,298
CNH Equipment Trust, Ser 2024-A, Cl A1
5.465%, 02/14/25	133,354	133,352
CNH Equipment Trust, Ser 2024-B, Cl A2B
5.737%, SOFR30A + 0.400%, 10/15/27 (D)	500,000	500,135
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/25	60,453	60,508
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/29 (C)	212,232	212,671
Dell Equipment Finance Trust, Ser 2024-1, Cl A1
5.568%, 04/22/25 (C)	93,060	93,062

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Dllad, Ser 2024-1A, Cl A1
5.544%, 05/20/25 (C)	$58,041	$58,057
DLLST, Ser 2024-1A, Cl A1
5.562%, 01/21/25 (C)	35,135	35,139
Dryden 30 Senior Loan Fund, Ser 2017-30A, Cl AR
6.404%, TSFR3M + 1.082%, 11/15/28 (C)(D)	300,653	300,734
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A1
5.550%, 02/18/25 (C)	110,484	110,495
HPEFS Equipment Trust, Ser 2022-2A, Cl A3
3.760%, 09/20/29 (C)	327,649	326,065
HPEFS Equipment Trust, Ser 2023-2A, Cl A1
5.758%, 10/18/24 (C)	15,014	15,015
HPEFS Equipment Trust, Ser 2024-1A, Cl A1
5.596%, 01/21/25 (C)	132,378	132,390
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/15/26	357,425	351,558
John Deere Owner Trust, Ser 2024-A, Cl A1
5.521%, 03/17/25	123,001	123,025
Kubota Credit Owner Trust, Ser 2024-1A, Cl A1
5.531%, 02/18/25 (C)	58,247	58,256
MMAF Equipment Finance, Ser 2017-B, Cl A5
2.720%, 06/15/40 (C)	426,804	422,270
MMAF Equipment Finance, Ser 2020-BA, Cl A3
0.490%, 08/14/25 (C)	279,544	276,841
MMAF Equipment Finance, Ser 2024-A, Cl A1
5.581%, 02/11/25 (C)	29,420	29,420
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
6.567%, TSFR3M + 1.282%, 07/17/30 (C)(D)	345,825	346,298
PFS Financing, Ser 2024-A, Cl A
6.187%, SOFR30A + 0.850%, 01/15/28 (C)(D)	350,000	351,209
SCF Equipment Leasing, Ser 2024-1A, Cl A1
5.671%, 07/03/25 (C)	112,802	112,836
		5,471,035
Total Asset-Backed Securities
(Cost $24,814,328)		24,845,715

CORPORATE OBLIGATIONS — 21.2%
	Face Amount	Value
COMMUNICATION SERVICES — 0.2%
Cox Communications
3.850%, 02/01/25(C)	$175,000	$173,445

CONSUMER DISCRETIONARY — 2.3%
American Honda Finance MTN
0.750%, 08/09/24	300,000	299,672
Daimler Truck Finance North America
5.200%, 01/17/25(C)	175,000	174,774
1.625%, 12/13/24(C)	150,000	147,901
General Motors Financial
3.500%, 11/07/24	300,000	298,273
Mercedes-Benz Finance North America
5.500%, 11/27/24(C)	700,000	699,753
		1,620,373

FINANCIALS — 16.2%
Athene Global Funding
2.500%, 01/14/25(C)	735,000	724,343
Bank of Montreal MTN
4.250%, 09/14/24	200,000	199,604
Bank of Nova Scotia
5.250%, 12/06/24	500,000	499,363
1.450%, 01/10/25	215,000	211,258
Banque Federative du Credit Mutuel
2.375%, 11/21/24(C)	1,512,000	1,497,118
0.998%, 02/04/25(C)	525,000	513,151
BNP Paribas
3.375%, 01/09/25(C)	200,000	198,015
BPCE
1.625%, 01/14/25(C)	250,000	245,670
Capital One Financial
3.300%, 10/30/24	150,000	149,120
Commonwealth Bank of Australia
6.117%, SOFRRATE + 0.740%, 03/14/25(D)	250,000	250,715
Equitable Financial Life Global Funding
1.100%, 11/12/24(C)	250,000	246,780
Fifth Third Bancorp
2.375%, 01/28/25	175,000	172,265
Goldman Sachs Group
5.875%, SOFRRATE + 0.490%, 10/21/24(D)	250,000	250,120
JPMorgan Chase
3.875%, 09/10/24	325,000	324,424

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Morgan Stanley MTN
5.894%, SOFRRATE + 0.509%, 01/22/25(D)	$450,000	$450,173
3.700%, 10/23/24	500,000	497,825
Nuveen Finance
4.125%, 11/01/24(C)	175,000	174,305
Pacific Life Global Funding II
6.175%, SOFRRATE + 0.800%, 12/06/24(C)(D)	300,000	300,576
PNC Financial Services Group
2.200%, 11/01/24	650,000	644,297
Pricoa Global Funding I
2.400%, 09/23/24(C)	250,000	248,824
1.150%, 12/06/24(C)	525,000	517,039
Principal Life Global Funding II
2.250%, 11/21/24(C)	475,000	470,309
1.375%, 01/10/25(C)	175,000	171,911
Royal Bank of Canada MTN
2.250%, 11/01/24	600,000	595,081
Skandinaviska Enskilda Banken
0.650%, 09/09/24(C)	300,000	298,389
Toronto-Dominion Bank
5.880%, SOFRRATE + 0.550%, 09/20/24	250,000	250,157
5.725%, SOFRRATE + 0.350%, 09/10/24(D)	115,000	115,015
UBS
4.750%, 08/09/24	300,000	299,930
3.625%, 09/09/24	300,000	299,327
US Bancorp MTN
3.600%, 09/11/24	200,000	199,556
Westpac Banking
5.668%, SOFRRATE + 0.300%, 11/18/24(D)	350,000	350,053
		11,364,713
INDUSTRIALS — 0.8%
Canadian Pacific Railway
2.900%, 02/01/25	250,000	246,885
Protective Life Global Funding
6.426%, SOFRRATE + 1.050%, 12/11/24(C)(D)	150,000	150,438
Republic Services
2.500%, 08/15/24	210,000	209,741
		607,064
INFORMATION TECHNOLOGY — 0.4%
KLA
4.650%, 11/01/24	91,000	90,790
Microchip Technology
0.983%, 09/01/24	200,000	199,107
		289,897

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 1.3%
Eversource Energy
2.900%, 10/01/24	$350,000	$348,283
National Rural Utilities Cooperative Finance MTN
5.715%, SOFRRATE + 0.330%, 10/18/24(D)	198,000	198,089
Pacific Gas and Electric
3.400%, 08/15/24	350,000	349,651
		896,023
Total Corporate Obligations
(Cost $14,951,578)		14,951,515

REPURCHASE AGREEMENTS — 3.3%

Citi Treasury
5.330%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $700,104, (collateralized by various U.S. Treasury Obligations, par values $100 - $717,100, 0.000% - 1.125%, 01/02/2025 - 10/31/2026; with total market value $714,074).	$700,000	$700,000
Gold Triparty Mortgage
5.330%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $800,118, (collateralized by various U.S. Treasury Obligations, par values $173,826 - $3,200,264, 3.000% - 5.500%, 04/01/2030 - 05/01/2053; with total market value $816,000).	800,000	800,000
Socgen Triparty Treasury
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $800,119, (collateralized by U.S. Treasury Obligation, par value $820,100, 0.000%, 09/03/2024; with total market value $816,016).	800,000	800,000

Total Repurchase Agreements
(Cost $2,300,000)		2,300,000

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2024 (Unaudited)

CERTIFICATES OF DEPOSIT — 1.5%
	Face Amount	Value
Bank of Montreal
5.800%, 11/08/24	$350,000	$350,000
Mitsubishi UFJ Trust and Banking
5.510%, 09/06/24	700,000	700,043

Total Certificates of Deposit
(Cost $1,050,002)		1,050,043

COMMERCIAL PAPER — 1.2%

Australia & New Zealand Banking Group
5.743%, 08/08/24(A)	$300,000	$299,645
BPCE
5.764%, 08/06/24(A)	300,000	299,735
5.437%, 04/04/25(A)	250,000	241,401

Total Commercial Paper
(Cost $840,568)		840,781

MORTGAGE-BACKED SECURITIES — 0.6%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC, Ser 2015-4470, Cl A
4.000%, 05/15/43	$51,277	$51,127
FNMA, Ser 2014-53, Cl VB
3.500%, 01/25/35	212,420	209,401
GNMA, Ser 2024-39, Cl AB
4.000%, 12/20/31	141,752	140,361
		400,889
Total Mortgage-Backed Securities
(Cost $399,103)		400,889
Total Investments in Securities— 105.2%
(Cost $74,113,360)		$74,149,796

Percentages are based on Net Assets of $70,491,854.

(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.
(C)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2024 was $16,770,515 and represented 23.8% of Net Assets.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
Ser — Series
SOFRRATE — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR3M — Term Secured Overnight Financing Rate 3 Month

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 35.7%
	Face Amount	Value
COMMUNICATION SERVICES — 1.0%
Charter Communications Operating
6.150%, 11/10/26	$1,875,000	$1,907,872
Comcast
5.100%, 06/01/29	1,150,000	1,174,430
Sprint Spectrum
4.738%, 03/20/25(A)	480,000	478,411
Take-Two Interactive Software
5.000%, 03/28/26	725,000	725,134
4.950%, 03/28/28	600,000	601,529
		4,887,376
CONSUMER DISCRETIONARY — 2.9%
AutoZone
5.050%, 07/15/26	1,000,000	1,003,923
Daimler Truck Finance North America
5.600%, 08/08/25(A)	500,000	501,653
5.150%, 01/16/26(A)	710,000	711,140
5.125%, 09/25/27(A)	1,155,000	1,162,799
5.000%, 01/15/27(A)	325,000	325,537
DR Horton
2.600%, 10/15/25	2,575,000	2,498,972
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,453,051
General Motors Financial
5.400%, 05/08/27	1,000,000	1,009,174
Hyatt Hotels
5.750%, 01/30/27	750,000	761,591
Hyundai Capital America
5.950%, 09/21/26(A)	750,000	762,275
5.275%, 06/24/27(A)	400,000	402,720
5.250%, 01/08/27(A)	750,000	753,398
Marriott International
5.450%, 09/15/26	925,000	936,997
O'Reilly Automotive
5.750%, 11/20/26	850,000	865,309
Tapestry
7.050%, 11/27/25	395,000	402,563
		14,551,102
CONSUMER STAPLES — 0.9%
Coca-Cola Consolidated
5.250%, 06/01/29	290,000	295,648
CVS Pass-Through Trust
6.036%, 12/10/28	1,883,752	1,899,920
Element Fleet Management
5.643%, 03/13/27(A)	980,000	991,976
Keurig Dr Pepper
5.100%, 03/15/27	480,000	484,264

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Sodexo
1.634%, 04/16/26(A)	$625,000	$587,620
		4,259,428
ENERGY — 1.9%
Columbia Pipelines Holding
6.055%, 08/15/26(A)	290,000	294,028
Enbridge
5.900%, 11/15/26	720,000	734,282
Energy Transfer
6.050%, 12/01/26	925,000	945,798
Hess
4.300%, 04/01/27	1,750,000	1,724,753
MidAmerican Energy
3.650%, 04/15/29	2,000,000	1,918,230
ONEOK
5.550%, 11/01/26	1,325,000	1,341,368
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,233,171
Williams
5.400%, 03/02/26	300,000	301,700
		9,493,330
FINANCIALS — 21.1%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,226,084
AIB Group
7.583%, SOFRRATE + 3.456%, 10/14/26(A)(B)	750,000	768,401
American Express
5.645%, SOFRRATE + 0.750%, 04/23/27(B)	700,000	707,163
5.389%, SOFRRATE + 0.970%, 07/28/27(B)	550,000	554,451
5.098%, SOFRRATE + 1.000%, 02/16/28(B)	650,000	652,211
Arab Petroleum Investments
5.428%, 05/02/29(A)	1,500,000	1,540,590
1.483%, 10/06/26	930,000	862,761
Ares Capital
7.000%, 01/15/27	900,000	927,206
Athene Global Funding
5.583%, 01/09/29(A)	875,000	890,308
5.339%, 01/15/27(A)	1,000,000	1,010,160
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/27(B)	1,500,000	1,526,915
5.080%, SOFRRATE + 1.290%, 01/20/27(B)	1,000,000	999,583
3.705%, TSFR3M + 1.774%, 04/24/28(B)	1,000,000	967,675

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
2.456%, TSFR3M + 0.870%, 10/22/25(B)	$1,000,000	$992,644
1.530%, SOFRRATE + 0.650%, 12/06/25(B)	1,000,000	985,930
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(A)(B)	815,000	822,059
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/27(B)	470,000	470,351
Bank One Michigan
8.250%, 11/01/24	950,000	955,731
Banque Federative du Credit Mutuel
4.935%, 01/26/26(A)	750,000	748,361
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/27(B)	500,000	513,096
5.829%, SOFRRATE + 2.210%, 05/09/27(B)	550,000	555,511
5.304%, H15T1Y + 2.300%, 08/09/26(B)	1,450,000	1,447,194
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,479,937
BNP Paribas
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	1,000,000	934,650
BPCE
6.612%, SOFRRATE + 1.980%, 10/19/27(A)(B)	1,125,000	1,152,449
5.203%, 01/18/27(A)	1,150,000	1,155,641
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/27(A)(B)	750,000	770,819
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	845,000	853,445
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/26(B)	825,000	820,651
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	499,706
Citigroup
6.080%, SOFRRATE + 0.694%, 01/25/26(B)	2,117,000	2,119,096
5.610%, SOFRRATE + 1.546%, 09/29/26(B)	1,250,000	1,254,271
2.014%, SOFRRATE + 0.694%, 01/25/26(B)	1,500,000	1,474,148

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citizens Bank
6.064%, SOFRRATE + 1.450%, 10/24/25(B)	$250,000	$249,381
5.284%, SOFRRATE + 1.020%, 01/26/26(B)	540,000	538,030
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	250,000	234,721
Corebridge Global Funding
5.750%, 07/02/26(A)	635,000	642,627
5.200%, 01/12/29(A)	380,000	384,130
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/26(A)(B)	2,525,000	2,447,368
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/26(A)(B)	875,000	878,295
6.259%, H15T1Y + 1.180%, 09/22/26(A)(B)	500,000	505,343
5.427%, H15T1Y + 0.950%, 03/01/28(A)(B)	1,350,000	1,364,249
Equitable Financial Life Global Funding MTN
1.300%, 07/12/26(A)	750,000	697,517
Fifth Third Bank
5.852%, SOFRRATE + 1.230%, 10/27/25(B)	1,130,000	1,130,204
GATX Financial 2005-1 Pass Through Trust
5.697%, 01/02/25(A)	29,349	29,342
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/27(B)	1,150,000	1,156,603
Goldman Sachs Group
3.850%, 01/26/27	1,175,000	1,147,345
2.640%, SOFRRATE + 1.114%, 02/24/28(B)	625,000	588,966
HAT Holdings I
8.000%, 06/15/27(A)	500,000	522,843
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(B)	1,000,000	1,025,216
5.887%, SOFRRATE + 1.570%, 08/14/27(B)	1,410,000	1,429,991
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/27(B)	735,000	749,114
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,250,000	1,205,408
Inter-American Investment
4.125%, 02/15/28	500,000	496,957

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
International Bank for Reconstruction & Development MTN
0.000%, 03/31/28(C)	$1,000,000	$977,039
0.000%, 03/31/27(C)	2,500,000	2,320,777
International Development Association
0.875%, 04/28/26(A)	1,000,000	939,096
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	939,155
Jackson National Life Global Funding
5.550%, 07/02/27(A)	595,000	601,635
JPMorgan Chase
5.571%, SOFRRATE + 0.930%, 04/22/28(B)	1,150,000	1,169,249
4.979%, SOFRRATE + 0.930%, 07/22/28(B)	980,000	982,958
1.045%, SOFRRATE + 0.800%, 11/19/26(B)	1,500,000	1,421,220
0.768%, SOFRRATE + 0.490%, 08/09/25(B)	750,000	749,193
JPMorgan Chase Bank
5.110%, 12/08/26	1,150,000	1,159,233
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	301,210
Kreditanstalt fuer Wiederaufbau
1.000%, 10/01/26	250,000	232,943
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	761,685
Lseg US Finance
4.875%, 03/28/27(A)	1,000,000	1,000,034
Macquarie Group
5.108%, SOFRRATE + 2.208%, 08/09/26(A)(B)	1,450,000	1,447,478
Manufacturers & Traders Trust
5.400%, 11/21/25	1,000,000	1,003,649
4.650%, 01/27/26	1,650,000	1,632,981
Morgan Stanley MTN
5.652%, SOFRRATE + 1.010%, 04/13/28(B)	1,150,000	1,169,396
5.449%, SOFRRATE + 1.630%, 07/20/29(B)	205,000	208,739
5.000%, 11/24/25	3,425,000	3,418,103
0.864%, SOFRRATE + 0.745%, 10/21/25(B)	1,000,000	989,282
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/28(B)	1,150,000	1,150,716

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/27(A)(B)	$1,125,000	$1,157,240
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	435,000	438,907
NongHyup Bank MTN
4.875%, 07/03/28(A)	555,000	558,179
NTT Finance
5.104%, 07/02/27(A)	1,150,000	1,160,683
OPEC Fund for International Development
4.500%, 01/26/26(A)	1,200,000	1,192,271
Pacific Life Global Funding II
5.500%, 08/28/26(A)	1,000,000	1,013,335
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	775,517
5.812%, SOFRRATE + 1.322%, 06/12/26(B)	750,000	752,752
RGA Global Funding
5.448%, 05/24/29(A)	590,000	602,177
Santander Holdings USA
5.807%, SOFRRATE + 2.328%, 09/09/26(B)	1,000,000	1,005,102
Skandinaviska Enskilda Banken
5.125%, 03/05/27(A)	950,000	959,089
Societe Generale MTN
6.447%, H15T1Y + 2.300%, 01/12/27(A)(B)	875,000	884,944
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/25(A)(B)	1,000,000	1,006,417
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	700,000	707,572
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/26(B)	1,025,000	1,012,342
UBS
4.750%, 08/09/24	625,000	624,874
UBS Group
2.593%, SOFRRATE + 1.560%, 09/11/25(A)(B)	3,050,000	3,039,363
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/28(B)	1,150,000	1,170,092
4.540%, SOFRRATE + 1.560%, 08/15/26(B)	2,950,000	2,924,954
2.406%, TSFR3M + 0.825%, 10/30/25(B)	1,500,000	1,488,172
Westpac New Zealand
5.132%, 02/26/27(A)	1,000,000	1,007,238

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
WLB Asset II D Pte
6.500%, 12/21/26(A)	$1,000,000	$944,288
WLB Asset VI Pte
7.250%, 12/21/27(A)	1,000,000	1,048,949
		101,113,076
HEALTH CARE — 1.0%
CommonSpirit Health
1.547%, 10/01/25	1,000,000	955,109
Elevance Health
5.150%, 06/15/29	220,000	223,709
Icon Investments Six DAC
5.809%, 05/08/27	265,000	269,802
Quest Diagnostics
3.450%, 06/01/26	910,000	885,943
Royalty Pharma
1.750%, 09/02/27	1,275,000	1,159,670
Smith & Nephew
5.150%, 03/20/27	515,000	518,569
Solventum
5.450%, 02/25/27(A)	1,150,000	1,158,742
		5,171,544
INDUSTRIALS — 1.1%
AerCap Ireland Capital DAC
6.100%, 01/15/27	1,000,000	1,022,501
HEICO
5.250%, 08/01/28	270,000	273,826
Mileage Plus Holdings
6.500%, 06/20/27(A)	810,000	817,075
Penske Truck Leasing Lp
5.750%, 05/24/26(A)	1,000,000	1,008,734
5.350%, 01/12/27(A)	485,000	488,662
Regal Rexnord
6.050%, 02/15/26	560,000	563,883
Waste Management
4.950%, 07/03/27	1,150,000	1,161,245
		5,335,926
INFORMATION TECHNOLOGY — 0.4%
Flex
6.000%, 01/15/28	550,000	564,692
Open Text
6.900%, 12/01/27(A)	1,295,000	1,343,864
		1,908,556
MATERIALS — 0.2%
Berry Global
4.875%, 07/15/26(A)	582,000	574,131
Celanese US Holdings
6.050%, 03/15/25	278,000	278,104
		852,235

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — 0.2%
COPT Defense Properties
2.250%, 03/15/26‡	$550,000	$523,906
Kilroy Realty
3.450%, 12/15/24‡	477,000	472,522
		996,428
UTILITIES — 5.0%
Alliant Energy Finance
5.400%, 06/06/27(A)	910,000	921,551
Avangrid
3.200%, 04/15/25	2,500,000	2,459,477
Consumers 2023 Securitization Funding
5.550%, 03/01/28	1,755,000	1,761,473
Continental Wind
6.000%, 02/28/33(A)	983,992	985,023
Edison International
4.700%, 08/15/25	1,450,000	1,440,271
Electricite de France
3.625%, 10/13/25(A)	500,000	490,928
Emera US Finance
3.550%, 06/15/26	1,025,000	989,860
FirstEnergy Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	499,490
NextEra Energy Operating Partners
7.250%, 01/15/29(A)	1,016,000	1,055,071
Oncor Electric Delivery
0.550%, 10/01/25	1,149,000	1,092,387
Pacific Gas and Electric
5.450%, 06/15/27	725,000	731,890
3.300%, 12/01/27	825,000	778,582
PG&E Recovery Funding
4.838%, 06/01/33	3,920,000	3,946,034
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,009,590
Sempra
5.400%, 08/01/26	1,330,000	1,340,019
Southern California Edison
4.900%, 06/01/26	580,000	578,977
Southern Power
4.150%, 12/01/25	1,000,000	988,731
0.900%, 01/15/26	1,000,000	941,808
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34(A)	2,218,551	2,174,972
		24,186,134
Total Corporate Obligations
(Cost $172,384,569)		172,755,135

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS — 22.5%
	Face Amount	Value
U.S. Treasury Notes
4.250%, 10/15/25	$7,000,000	$6,966,094
4.000%, 12/15/25	5,000,000	4,960,937
4.000%, 02/15/26	19,800,000	19,646,086
3.125%, 08/31/27	28,700,000	27,867,027
3.000%, 10/31/25	2,450,000	2,401,287
1.875%, 06/30/26	33,900,000	32,359,934
1.875%, 07/31/26	3,150,000	3,002,344
0.500%, 06/30/27	7,200,000	6,499,688
0.250%, 06/30/25	5,550,000	5,326,222

Total U.S. Treasury Obligations
(Cost $109,598,526)		109,029,619

ASSET-BACKED SECURITIES — 22.2%

Automotive — 14.5%
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/26 (A)	$53,337	$53,331
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/26	289,845	288,393
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/26	439,407	434,045
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	1,000,000	1,005,222
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/31 (A)	105,885	105,600
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	340,000	341,939
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	785,000	790,051
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	1,015,000	1,027,537
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	208,288	208,061
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/26	480,000	479,133

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/26	$1,175,000	$1,182,841
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	460,000	462,852
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/26	163,976	164,023
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/28	465,000	465,087
Buttermilk Park CLO, Ser 2024-1A, Cl A1R
6.381%, TSFR3M + 1.080%, 10/15/31 (A)(B)	1,695,693	1,695,201
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	800,000	793,229
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/26	84,389	84,343
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	500,000	497,709
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	735,000	738,197
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	116,748	110,238
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/26 (A)	140,945	141,099
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/27 (A)	458,406	459,248
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A3
5.050%, 04/10/29 (A)	1,912,000	1,915,592
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	762,982	766,130
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	1,055,000	1,066,667
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	500,000	500,744
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/27	1,339	1,336

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (A)	$404,582	$405,846
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	152,759	151,586
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	387,480	387,789
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	1,641,064	1,645,757
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (A)	2,693,458	2,732,050
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	355,000	358,834
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A3
6.040%, 07/15/26	408,475	408,452
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/25	55,196	55,187
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/27 (A)	321,686	321,597
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	599,000	596,814
Flagship Credit Auto Trust, Ser 2023-3, Cl A3
5.440%, 04/17/28 (A)	761,000	762,230
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A3
4.940%, 03/15/26	1,174,912	1,172,682
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	730,000	729,135
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/26 (A)	95,628	95,568
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A3
5.390%, 12/15/27 (A)	900,000	897,731
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	381,364	382,894

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/28 (A)	$698,900	$706,013
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/27	1,000,000	999,541
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A3
5.050%, 07/20/26	565,000	563,892
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A2A
5.100%, 05/18/26	254,645	254,376
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	475,000	471,814
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	1,850,000	1,863,215
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/29 (A)	2,275,000	2,293,530
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	2,145,833	2,122,417
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	1,250,000	1,248,989
Hyundai Auto Lease Securitization Trust, Ser 2022-B, Cl A3
3.350%, 06/16/25 (A)	68,839	68,774
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/26 (A)	907,677	906,112
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A4
4.940%, 11/16/26 (A)	900,000	897,387
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (A)	875,000	873,876
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A3
5.800%, 12/15/26 (A)	1,405,000	1,415,332

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A2A
5.190%, 12/15/25	$231,850	$231,664
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	355,000	353,003
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	1,850,000	1,861,987
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/26 (A)	316,261	316,412
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/28 (A)	836,199	849,833
M&T Bank Auto Receivables Trust, Ser 2024-1A, Cl A3
5.220%, 02/17/32 (A)	1,110,000	1,118,024
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/27	2,750,000	2,737,723
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/27	895,000	891,492
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	38,688	38,557
Porsche Financial Auto Securitization Trust, Ser 2023-1A, Cl A2
5.420%, 12/22/26 (A)	233,124	233,017
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (A)	370,000	372,932
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	980,000	956,820
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A3
5.610%, 10/15/27	375,000	375,345
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/28	255,000	255,070
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (A)	880,000	881,873
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	1,070,000	1,076,149

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (A)	$340,000	$340,599
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/25 (A)	630,790	631,161
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (A)	2,385,000	2,391,694
Tesla Auto Lease Trust, Ser 2023-A, Cl A4
5.940%, 07/20/27 (A)	2,500,000	2,516,295
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/25 (A)	478,201	478,785
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (A)	408,000	410,508
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (A)	1,170,000	1,172,987
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (A)	968,706	968,953
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	310,000	312,208
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A3
2.930%, 09/15/26	607,450	599,250
Toyota Lease Owner Trust, Ser 2023-A, Cl A3
4.930%, 04/20/26 (A)	555,000	553,585
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/26 (A)	57,592	57,596
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	1,000,000	1,005,245
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	320,000	321,842
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	794,027	784,298
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (A)	202,705	202,630

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/27 (A)	$287,873	$288,480
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	1,391,901	1,393,148
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	1,255,000	1,271,403
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	700,000	701,938
		70,519,774
Other Asset-Backed Securities — 7.7%
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/28 (A)	755,000	757,930
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/29 (A)	550,000	551,603
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	244,044	243,911
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	330,000	330,592
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	190,000	191,250
Apidos CLO XXII, Ser 2020-22A, Cl A1R
6.604%, TSFR3M + 1.060%, 04/20/31 (A)(B)	466,618	467,612
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	439,023	441,961
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (A)	71,421	71,313
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	693,162	695,892
CIFC Funding, Ser 2024-5A, Cl AR
6.742%, TSFR3M + 1.410%, 07/17/37 (A)(B)	1,275,000	1,274,445
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	1,000,000	997,953

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/29 (A)	$154,493	$154,563
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/29 (A)	400,000	401,836
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/29 (A)	590,000	596,447
Dext ABS, Ser 2023-2, Cl A2
6.560%, 05/15/34 (A)	912,433	917,192
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	475,000	480,453
DLLAD, Ser 2023-1A, Cl A2
5.190%, 04/20/26 (A)	278,609	278,271
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	685,000	682,759
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	1,500,000	1,500,357
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	265,000	264,609
FCI Funding, Ser 2021-1A, Cl A
1.130%, 04/15/33 (A)	61,946	61,805
Flatiron CLO 17, Ser 2021-1A, Cl AR
6.564%, TSFR3M + 1.242%, 05/15/30 (A)(B)	552,648	553,061
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (A)	1,000,000	1,015,346
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (A)	1,000,000	1,014,614
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (A)	300,000	307,013
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
7.198%, TSFR3M + 1.862%, 11/05/29 (A)(B)	1,419,299	1,420,370
Granite Park Equipment Leasing, Ser 2023-1A, Cl A2
6.510%, 05/20/30 (A)	1,424,779	1,435,039
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A2
4.920%, 05/15/25 (A)	119,613	119,485
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/26 (A)	437,587	437,108
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	585,000	586,048

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
HPEFS Equipment Trust, Ser 2023-2A, Cl A3
5.990%, 01/21/31 (A)	$285,000	$287,490
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	850,000	849,171
Kubota Credit Owner Trust, Ser 2023-1A, Cl A2
5.400%, 02/17/26 (A)	241,918	241,773
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/26 (A)	1,367,406	1,368,281
Mariner Finance Issuance Trust, Ser 2020-AA, Cl A
2.190%, 08/21/34 (A)	481,201	477,787
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	579,571
MMAF Equipment Finance, Ser 2023-A, Cl A2
5.790%, 11/13/26 (A)	813,047	814,319
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	140,984	121,738
Octagon Investment Partners 35, Ser 2018-1A, Cl A1A
6.604%, TSFR3M + 1.060%, 01/20/31 (A)(B)	967,063	967,668
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
6.533%, TSFR3M + 0.970%, 04/15/31 (A)(B)	426,675	427,290
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29 (A)	2,050,000	2,053,417
Progress Residential Trust, Ser 2024-SFR3, Cl A
3.000%, 06/17/41 (A)	955,000	870,135
Prosper Marketplace Issuance Trust, Ser 2023-1A, Cl A
7.060%, 07/16/29 (A)	148,257	148,709
RR 24, Ser 2023-24A, Cl A1AR
7.031%, TSFR3M + 1.730%, 01/15/36 (A)(B)	1,295,000	1,299,856
SCF Equipment Leasing, Ser 2022-2A, Cl A2
6.240%, 07/20/28 (A)	68,101	68,122
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/30 (A)	1,263,850	1,275,281
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/31 (A)	25,307	25,300

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	$927,590	$900,493
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	938,396	910,026
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (A)	1,524,674	1,551,234
TCI-Flatiron CLO, Ser 2021-1A, Cl AR
6.551%, TSFR3M + 1.222%, 11/18/30 (A)(B)	372,638	373,073
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/28	1,575,000	1,570,096
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	399,934	402,064
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	432,146	403,618
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	228,860	213,977
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	872,848	706,141
		37,157,468
Total Asset-Backed Securities
(Cost $107,159,844)		107,677,242

MORTGAGE-BACKED SECURITIES — 11.8%

Agency Mortgage-Backed Obligation — 6.7%
FHLMC
5.000%, 07/01/35	$100,243	$101,247
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.441%, 09/25/37 (B)	17,129,216	1,798,612
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	1,010,567	1,001,743
FHLMC, Ser 2016-4632, Cl MA
4.000%, 08/15/54	1,050,761	1,016,135
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	479,077	459,987
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	2,357,351	2,358,531
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	2,583,493	2,557,368
FNMA
5.000%, 03/01/34	77,866	78,552

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
3.500%, 11/01/34	$726,843	$715,340
3.000%, 02/01/35	1,350,868	1,302,401
3.000%, 03/01/33	725,838	698,537
FNMA, Ser 2009-62, Cl WA
5.585%, 08/25/39 (B)	19,342	19,323
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	1,349,460	1,311,343
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	2,299,149	2,184,027
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	936,476	906,080
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	447,285	422,858
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	1,116,948	1,058,528
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	1,264,816	1,210,328
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	499,051	471,984
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	1,406,556	1,376,240
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	2,231,836	2,215,227
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	11,408	11,238
GNMA, Ser 2016-131, Cl A
2.200%, 04/16/57	51,952	51,324
GNMA, Ser 2017-99, Cl WA
4.959%, 12/20/32 (B)	138,781	137,535
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	193,969	188,929
GNMA, Ser 2023-131, Cl BT
4.000%, 03/20/49	4,325,286	4,169,572
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	911,654	905,997
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	2,078,819	2,051,912
GS Mortgage Securities Trust, Ser 2021-DM, Cl AS
6.829%, TSFR1M + 1.499%, 11/15/36 (A)(B)	2,500,000	2,465,625
		33,246,523
Non-Agency Mortgage-Backed Obligation — 5.1%
Angel Oak Mortgage Trust, Ser 2024-5, Cl A1
4.950%, 07/25/68 (A)(D)	934,718	918,707
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	294,444	287,477
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/64 (A)(D)	1,920,000	1,920,000

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
6.319%, TSFR1M + 0.990%, 01/17/39 (A)(B)	$492,000	$485,081
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.819%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,432,813
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl B
7.169%, TSFR1M + 1.840%, 01/17/39 (A)(B)	1,750,000	1,713,906
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,090,080
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
6.004%, TSFR1M + 0.540%, 02/25/35 (B)	6,019	5,549
COMM Mortgage Trust, Ser 2015-LC19, Cl A4
3.183%, 02/10/48	1,275,000	1,261,377
CSAIL Commercial Mortgage Trust, Ser 2018-CX11, Cl A3
4.095%, 04/15/51	37,368	36,412
DBUBS Mortgage Trust, Ser 2017-BRBK, Cl E
3.530%, 10/10/34 (A)(B)	521,000	444,658
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.824%, TSFR1M + 1.494%, 07/15/38 (A)(B)	997,058	991,267
GCAT Trust, Ser 2024-NQM2, Cl A1
6.085%, 06/25/59 (A)(D)	1,225,151	1,234,298
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
6.157%, 08/25/34 (B)	10,937	10,222
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	943,342
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
7.330%, 08/25/34 (B)	10,109	10,136
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl C
2.335%, 09/10/39 (A)(B)	214,000	189,577
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
6.244%, TSFR1M + 0.915%, 04/15/38 (A)(B)	3,900,777	3,866,645
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl ASB
3.069%, 02/15/48	22,443	22,387

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-3, Cl A1
6.000%, 07/25/54 (A)(B)	$382,000	$381,552
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)(D)	750,450	754,558
OBX Trust, Ser 2024-NQM7, Cl A1
6.243%, 03/25/64 (A)(D)	792,236	799,585
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (A)	2,000,000	1,735,911
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	77,388	64,677
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.748%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	438,750
Verus Securitization Trust, Ser 2024-4, Cl A1
6.218%, 06/25/69 (A)(D)	998,777	1,008,278
		24,047,245
Total Mortgage-Backed Securities
(Cost $56,783,866)		57,293,768

MUNICIPAL BONDS — 4.3%

California — 1.2%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,456,862
5.950%, 08/01/29	825,000	838,386
California Earthquake Authority, Ser A, RB
5.750%, 11/01/24	1,300,000	1,300,776
Mount Diablo Unified School District, Ser B-NE, GO
5.548%, 08/01/27	500,000	505,898
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
4.655%, 10/01/27	1,400,000	1,406,894
		5,508,816
District of Columbia — 0.1%
District of Columbia, RB
3.850%, 02/28/25	500,000	495,448

MUNICIPAL BONDS — continued
	Face Amount	Value
Florida — 0.4%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	$750,000	$783,055
7.500%, 07/01/57 (A)(B)	1,000,000	1,044,071
		1,827,126
Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	823,467	798,865

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	246,578
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,230,703
		1,477,281
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	117,179	12

Louisiana — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	779,632	765,178

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	250,000	259,494

New Hampshire — 0.5%
New Hampshire Business Finance Authority, RB
5.540%, 02/01/29 (A)(B)	1,500,000	1,500,000
5.410%, 07/01/33 (A)(B)	850,000	850,000
		2,350,000
New Jersey — 0.4%
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,004,212
4.927%, 03/01/26	1,000,000	998,009
		2,002,221
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
5.822%, 04/01/27	665,000	671,909

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
4.480%, 04/01/25	$500,000	$496,610
		1,168,519
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	600,000	603,112

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser S, RB
2.370%, 11/01/27 (A)	1,000,000	930,417
2.165%, 11/01/26 (A)	500,000	471,795
		1,402,212
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	240,000	242,683

Virginia — 0.2%
Fairfax County Economic Development Authority, RB
5.589%, 10/01/24	1,000,000	1,000,834

West Virginia — 0.2%
Tobacco Settlement Finance Authority, RB
2.351%, 06/01/28	1,000,000	912,732

Total Municipal Bonds
(Cost $20,708,294)		20,814,533

REPURCHASE AGREEMENTS — 2.4%

Barclays Capital
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $5,900,875, (collateralized by U.S. Treasury Obligation, par value $5,972,800, 4.375%, 12/15/2026; with total market value $6,018,006).	$5,900,000	$5,900,000

REPURCHASE AGREEMENTS — continued
	Face Amount	Value
Socgen Triparty Treasury
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $5,800,860, (collateralized by U.S. Treasury Obligation, par value $5,945,700, 0.000%, 09/03/2024; with total market value $5,916,090).	$5,800,000	$5,800,000

Total Repurchase Agreements
(Cost $11,700,000)		11,700,000

SOVEREIGN DEBT — 1.6%

CANADA — 0.2%
CDP Financial MTN
1.000%, 05/26/26(A)	$1,000,000	$937,938

FRANCE — 0.1%
Caisse d'Amortissement de la Dette Sociale
3.000%, 05/17/25(A)	428,000	421,287

JAPAN — 0.3%
Japan Bank for International Cooperation
1.625%, 01/20/27	500,000	467,191
Japan International Cooperation Agency
4.750%, 05/21/29	1,000,000	1,018,997

		1,486,188
SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(A)	250,000	250,495

SUPRANATIONAL — 0.8%
European Investment Bank MTN
2.875%, 06/13/25	1,000,000	983,017
2.375%, 05/24/27	2,500,000	2,379,010
2.125%, 04/13/26	447,000	429,894

		3,791,921

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	$1,000,000	$1,017,330

Total Sovereign Debt
(Cost $7,861,145)		7,905,159

BANK LOAN OBLIGATION — 0.5%

ECOLOGICAL SERVICES & EQUIPMENT — 0.5%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M + 2.500%, 05/21/29(B)	$2,261,307	$2,266,010

Total Bank Loan Obligation
(Cost $2,256,758)		2,266,010

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%

Export-Import Bank of the United States
2.628%, 11/12/26	$1,359,080	$1,320,118
United States International Development Finance
1.790%, 10/15/29	326,205	301,906

Total U.S. Government Agency Obligations
(Cost $1,688,864)		1,622,024
Total Investments in Securities— 101.3%
(Cost $490,141,866)		$491,063,490

Percentages are based on Net Assets of $484,537,003.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	245	Sep-2024	$49,884,608	$50,314,961	$430,353

‡	Real Estate Investment Trust.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2024 was $172,793,615 and represented 35.7% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 32.9%
	Face Amount	Value
U.S. Treasury Bonds
4.750%, 11/15/43	$7,165,000	$7,482,947
4.750%, 11/15/53	5,043,000	5,375,645
4.625%, 05/15/44	18,063,000	18,463,773
4.625%, 05/15/54	3,100,000	3,232,234
4.500%, 02/15/44	18,328,000	18,429,681
4.375%, 08/15/43	3,160,000	3,144,570
4.250%, 02/15/54	13,454,000	13,175,190
4.125%, 08/15/53	17,942,000	17,210,156
3.875%, 05/15/43	3,615,000	3,364,209
3.625%, 02/15/53	1,875,000	1,646,851
3.625%, 05/15/53	1,245,000	1,094,044
3.375%, 08/15/42	8,500,000	7,379,062
3.000%, 02/15/49	615,000	480,733
3.000%, 08/15/52	88,107,000	68,460,092
2.500%, 02/15/45	15,310,000	11,296,507
2.500%, 02/15/46	1,775,000	1,293,393
2.500%, 05/15/46	1,735,000	1,260,993
2.375%, 02/15/42	870,000	655,389
2.250%, 08/15/46	1,805,000	1,244,886
2.250%, 02/15/52	5,235,000	3,448,965
2.000%, 11/15/41	1,305,000	927,926
2.000%, 02/15/50	4,745,000	2,980,453
2.000%, 08/15/51	6,755,000	4,191,003
1.875%, 02/15/41	935,000	662,827
1.875%, 02/15/51	325,000	196,270
1.875%, 11/15/51	3,200,000	1,920,625
1.750%, 08/15/41	3,290,000	2,254,293
1.625%, 11/15/50	4,615,000	2,612,929
1.375%, 08/15/50	8,675,000	4,594,022
1.250%, 05/15/50	19,220,000	9,870,521
1.125%, 08/15/40	1,255,000	794,719
U.S. Treasury Inflation Indexed Bond
1.500%, 02/15/53	2,474,487	2,132,486
U.S. Treasury Notes
5.459%, USBMMY3M + 0.200%, 01/31/25(A)	55,030,000	55,046,403
5.383%, USBMMY3M + 0.170%, 10/31/25(A)	26,110,000	26,123,949
5.382%, USBMMY3M + 0.169%, 04/30/25(A)	70,950,000	70,981,844
4.875%, 04/30/26	7,630,000	7,693,484
4.625%, 06/30/26	28,810,000	28,938,294
4.625%, 06/15/27	15,570,000	15,803,550
4.625%, 04/30/29	18,405,000	18,945,647
4.625%, 04/30/31	13,260,000	13,773,825
4.500%, 04/15/27	4,225,000	4,265,930
4.500%, 05/15/27	5,380,000	5,435,481
4.375%, 07/31/26	656,000	656,487
4.375%, 11/30/28	3,995,000	4,061,167
4.375%, 11/30/30	6,855,000	7,011,112

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
4.375%, 05/15/34	$15,911,000	$16,254,081
4.250%, 01/31/26	6,420,000	6,399,185
4.250%, 03/15/27	3,180,000	3,190,186
4.250%, 06/30/29	45,620,000	46,104,713
4.250%, 06/30/31	22,000,000	22,292,188
4.125%, 07/31/28	5,250,000	5,277,275
4.125%, 07/31/31	4,417,000	4,458,485
4.000%, 02/29/28	3,130,000	3,128,900
4.000%, 06/30/28	3,325,000	3,326,688
4.000%, 07/31/29	2,152,000	2,152,168
4.000%, 10/31/29	882,000	884,102
4.000%, 02/28/30	1,520,000	1,523,384
4.000%, 01/31/31	2,505,000	2,509,795
3.875%, 08/15/33	47,370,000	46,748,269
3.750%, 12/31/28	1,395,000	1,383,393
3.750%, 05/31/30	3,410,000	3,372,437
3.625%, 03/31/30	8,000,000	7,864,687
3.500%, 01/31/30	8,465,000	8,274,537
3.500%, 02/15/33	2,050,000	1,971,043
3.375%, 05/15/33	3,772,000	3,572,939
2.875%, 05/15/32	5,600,000	5,179,125
2.750%, 05/31/29	9,035,000	8,560,662
2.375%, 03/31/29	10,145,000	9,464,968
2.375%, 05/15/29	918,000	855,318
1.625%, 05/15/31	6,085,000	5,243,796
1.375%, 11/15/31	9,020,000	7,540,861
1.250%, 08/15/31	12,795,000	10,669,331
1.125%, 02/29/28	4,795,000	4,337,040
1.125%, 02/15/31	2,385,000	2,002,189
0.875%, 11/15/30	4,950,000	4,110,627
0.750%, 01/31/28	1,450,000	1,296,844
0.625%, 12/31/27	7,560,000	6,747,300

Total U.S. Treasury Obligations
(Cost $749,090,068)		736,711,083

MORTGAGE-BACKED SECURITIES — 30.5%

Agency Mortgage-Backed Obligation — 27.3%
FHLMC
7.505%, RFUCCT1Y + 1.630%, 07/01/44 (A)	$16,695	$16,972
7.005%, RFUCCT1Y + 1.630%, 05/01/44 (A)	2,603	2,614
7.000%, 11/01/32	164,362	169,994
7.000%, 10/01/32	5,195	5,414
7.000%, 09/01/32	9,861	10,199
7.000%, 07/01/32	2,266	2,350
7.000%, 06/01/32	37,569	39,217
6.796%, RFUCCT1Y + 1.634%, 05/01/46 (A)	16,201	16,612

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.615%, RFUCCT1Y + 1.609%, 10/01/44 (A)	$38,439	$39,401
6.552%, RFUCCT1Y + 1.814%, 10/01/41 (A)	7,001	7,216
6.500%, 01/01/38	618	640
6.500%, 11/01/37	1,120	1,138
6.500%, 09/01/37	13,829	14,039
6.500%, 08/01/37	1,988	2,055
6.500%, 12/01/32	56,697	58,986
6.500%, 12/01/31	1,477	1,518
6.450%, RFUCCT1Y + 1.697%, 04/01/38 (A)	79,351	81,810
6.436%, RFUCCT1Y + 1.788%, 08/01/42 (A)	2,562	2,638
6.428%, RFUCCT1Y + 1.625%, 12/01/45 (A)	101,962	104,709
6.417%, RFUCCT1Y + 1.650%, 04/01/43 (A)	29,976	30,034
6.401%, RFUCCT1Y + 1.630%, 01/01/45 (A)	18,387	18,822
6.384%, RFUCCT1Y + 1.877%, 01/01/42 (A)	29,267	30,257
6.331%, RFUCCT1Y + 1.777%, 11/01/39 (A)	67,125	69,310
6.288%, RFUCCT1Y + 1.655%, 08/01/44 (A)	205,614	210,346
6.285%, RFUCCT1Y + 2.035%, 09/01/37 (A)	1,717	1,735
6.270%, RFUCCT1Y + 1.980%, 04/01/40 (A)	3,864	3,910
6.263%, RFUCCT1Y + 1.607%, 11/01/44 (A)	274,621	281,876
6.224%, RFUCCT1Y + 1.724%, 04/01/36 (A)	5,189	5,222
6.000%, 05/01/39	31,993	33,164
6.000%, 04/01/39	14,690	15,184
6.000%, 02/01/39	12,373	12,780
6.000%, 09/01/38	7,965	8,239
6.000%, 06/01/38	2,963	2,957
6.000%, 11/01/36	21,567	22,229
6.000%, 12/01/33	8,222	8,452
5.984%, RFUCCT1Y + 1.630%, 02/01/45 (A)	12,629	12,901
5.981%, RFUCCT1Y + 1.630%, 02/01/45 (A)	124,056	126,764
5.920%, RFUCCT1Y + 1.630%, 01/01/45 (A)	112,032	113,546
5.920%, RFUCCT1Y + 1.614%, 11/01/44 (A)	28,102	28,727
5.880%, RFUCCT1Y + 1.630%, 12/01/44 (A)	30,973	31,530
5.879%, RFUCCT1Y + 1.613%, 01/01/44 (A)	22,056	22,457
5.500%, 05/01/54	3,923,123	3,938,487

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.500%, 06/01/37	$484	$481
5.500%, 01/01/35	64,492	65,663
5.000%, 03/01/54	10,649,069	10,494,457
5.000%, 12/01/52	2,205,222	2,173,968
5.000%, 09/01/52	1,850,012	1,825,045
5.000%, 04/01/34	4,519	4,564
4.500%, 09/01/53	3,733,529	3,609,663
4.500%, 06/01/53	14,971,593	14,419,052
4.500%, 04/01/53	11,460,339	11,039,025
4.500%, 03/01/53	11,103,888	10,696,909
4.500%, 02/01/53	14,893,680	14,349,493
4.500%, 10/01/52	4,500,451	4,336,913
4.500%, 09/01/52	6,433,047	6,200,573
4.500%, 09/01/48	624,620	612,398
4.500%, 03/01/47	417,796	410,907
4.500%, 03/01/46	76,881	75,709
4.500%, 11/01/45	155,360	153,023
4.500%, 02/01/45	531,411	518,554
4.500%, 10/01/44	22,249	21,867
4.500%, 08/01/44	390,480	384,530
4.500%, 07/01/44	110,982	109,290
4.500%, 03/01/44	10,039	9,886
4.500%, 01/01/44	86,607	85,287
4.500%, 12/01/43	75,755	74,452
4.500%, 11/01/43	9,220	9,130
4.500%, 05/01/42	36,987	35,648
4.500%, 09/01/41	121,662	120,409
4.500%, 07/01/41	17,503	17,323
4.500%, 05/01/41	37,272	36,888
4.500%, 04/01/40	49,986	49,471
4.500%, 12/01/33	15,495	15,438
4.500%, 06/01/31	14,145	14,071
4.500%, 06/01/26	370	368
4.500%, 02/01/26	2,224	2,216
4.250%, 09/01/42	872,493	842,111
4.205%, SOFR30A + 2.281%, 09/01/52 (A)	882,481	858,292
4.000%, 03/01/53	1,305,969	1,219,530
4.000%, 11/01/52	6,343,910	5,925,715
4.000%, 09/01/52	1,183,733	1,105,291
4.000%, 08/01/52	1,262,926	1,192,292
4.000%, 01/01/52	1,114,849	1,046,543
4.000%, 05/01/46	664,102	634,905
4.000%, 07/01/34	52,943	51,900
4.000%, 10/01/31	30,412	29,833
3.500%, 07/01/52	8,955,671	8,139,170
3.500%, 06/01/52	5,625,658	5,107,187
3.500%, 05/01/52	10,606,917	9,616,994
3.500%, 04/01/52	13,879,244	12,613,713
3.500%, 02/01/52	501,726	457,225
3.500%, 01/01/52	2,913,764	2,661,882
3.500%, 04/01/37	352,627	337,558

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
3.170%, RFUCCT1Y + 1.630%, 02/01/45 (A)	$134,799	$136,055
3.000%, 06/01/52	1,634,500	1,435,874
3.000%, 03/01/52	1,272,555	1,126,201
3.000%, 11/01/50	1,657,099	1,467,538
3.000%, 02/01/50	6,833,667	6,074,556
2.500%, 09/01/52	7,682,638	6,464,460
2.500%, 05/01/52	2,578,984	2,197,516
2.500%, 02/01/51	2,242,598	1,907,143
2.500%, 11/01/50	3,554,065	3,019,127
2.500%, 10/01/50	2,825,457	2,407,566
2.500%, 07/01/50	4,696,306	3,986,800
2.500%, 01/01/36	951,560	881,697
2.000%, 06/01/52	4,620,586	3,723,756
2.000%, 04/01/52	1,775,101	1,428,332
2.000%, 03/01/52	4,499,988	3,670,807
2.000%, 01/01/52	1,384,756	1,131,353
2.000%, 04/01/51	3,361,708	2,710,554
2.000%, 12/01/50	3,482,908	2,843,174
2.000%, 11/01/50	1,284,154	1,054,048
2.000%, 09/01/50	11,863,608	9,620,018
2.000%, 07/01/50	5,280,895	4,309,959
2.000%, 02/01/42	1,647,267	1,407,591
FHLMC Multiclass Certificates Series 2024-P016, Ser P016, Cl A2
4.606%, 09/25/33 (A)	2,500,000	2,474,212
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,220,000	1,221,003
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.745%, 07/25/32 (A)	18,176	16,919
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.418%, 07/25/33 (A)	167,730	159,054
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	109,525	114,238
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	44,308	46,850
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	322,852	338,939
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	19,167	20,041

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	$24,531	$24,887
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	7,733	7,873
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	33,455	34,339
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	125,780	129,813
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	35,260	35,673
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	102,767	106,289
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	15,999	16,002
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,451	2,453
FHLMC, Ser 2013-299, Cl F1
5.952%, SOFR30A + 0.614%, 01/15/43 (A)	138,758	136,763
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	103,522	102,890
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	186,821	184,468
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	3,491,362	3,056,516
FHLMC, Ser 2021-5092, Cl BC
2.500%, 06/25/36	209,350	205,526
FHLMC, Ser 2021-5133, Cl BD
3.000%, 07/25/41	2,384,901	2,191,121
FNMA
7.353%, RFUCCT1Y + 1.590%, 07/01/44 (A)	95,412	98,246
7.297%, RFUCCT1Y + 1.470%, 06/01/35 (A)	2,570	2,624
7.204%, RFUCCT1Y + 1.562%, 06/01/44 (A)	41,619	42,764
7.000%, 12/01/37	230	241
7.000%, 08/01/32	100,988	104,345
7.000%, 11/01/29	30,259	31,264
6.983%, RFUCCT1Y + 1.580%, 09/01/47 (A)	131,009	134,904
6.959%, RFUCCT1Y + 1.815%, 07/01/41 (A)	45,656	47,476
6.866%, RFUCCT1Y + 1.460%, 05/01/35 (A)	17,578	18,045
6.812%, H15T1Y + 2.298%, 08/01/34 (A)	7,891	8,092
6.773%, RFUCCT1Y + 1.580%, 04/01/44 (A)	109,590	112,307
6.679%, RFUCCT1Y + 1.685%, 06/01/42 (A)	6,154	6,190
6.620%, RFUCCT1Y + 1.566%, 05/01/44 (A)	54,325	55,626

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.565%, RFUCCT1Y + 1.556%, 01/01/45 (A)	$22,227	$22,777
6.554%, RFUCCT1Y + 1.577%, 08/01/43 (A)	2,921	2,968
6.523%, RFUCCT1Y + 1.568%, 05/01/45 (A)	174,592	178,785
6.500%, 01/01/49	5,026	5,278
6.500%, 10/01/39	33,181	34,731
6.500%, 08/01/39	13,829	14,318
6.500%, 10/01/38	11,539	12,033
6.500%, 03/01/38	3,557	3,653
6.500%, 02/01/38	3,214	3,339
6.500%, 12/01/37	12,581	13,039
6.500%, 11/01/37	769	806
6.500%, 03/01/35	141,503	146,713
6.500%, 05/01/33	1,888	1,937
6.500%, 12/01/32	6,971	7,257
6.500%, 08/01/32	17,396	17,846
6.459%, RFUCCT1Y + 1.683%, 11/01/36 (A)	5,341	5,363
6.383%, RFUCCT1Y + 1.790%, 06/01/38 (A)	3,792	3,912
6.342%, RFUCCT1Y + 1.698%, 04/01/44 (A)	65,750	67,509
6.143%, H15T1Y + 2.143%, 08/01/34 (A)	269	275
6.088%, H15T1Y + 1.999%, 09/01/34 (A)	581	596
6.050%, RFUCCT1Y + 1.550%, 02/01/44 (A)	637	643
6.036%, RFUCCT1Y + 1.786%, 12/01/39 (A)	9,583	9,698
6.000%, 07/01/39	51,130	52,667
6.000%, 05/01/38	27,189	28,076
6.000%, 08/01/37	68,712	70,464
6.000%, 07/01/37	18,246	18,840
6.000%, 03/01/37	8,811	9,087
6.000%, 09/01/36	49,700	51,156
6.000%, 03/01/36	6,210	6,387
6.000%, 11/01/35	9,281	9,530
6.000%, 07/01/35	4,033	4,162
6.000%, 04/01/35	40,728	42,193
6.000%, 04/01/34	9,555	9,815
6.000%, 03/01/34	141,332	145,153
6.000%, 12/01/33	2,604	2,668
6.000%, 11/01/33	2,452	2,525
6.000%, 12/01/32	3,258	3,361
5.958%, RFUCCT1Y + 1.583%, 02/01/44 (A)	13,908	14,236
5.928%, RFUCCT1Y + 1.551%, 02/01/44 (A)	7,886	8,063
5.850%, RFUCCT1Y + 1.600%, 12/01/44 (A)	23,896	24,470

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.840%, RFUCCT1Y + 1.590%, 12/01/44 (A)	$100,355	$102,860
5.830%, RFUCCT1Y + 1.580%, 09/01/44 (A)	1,357	1,391
5.827%, RFUCCT1Y + 1.577%, 10/01/44 (A)	145,058	148,265
5.814%, RFUCCT1Y + 1.564%, 01/01/44 (A)	52,519	53,009
5.622%, RFUCCT1Y + 1.653%, 05/01/46 (A)	24,819	25,004
5.500%, 02/01/38	2,369	2,363
5.500%, 04/01/37	94,495	95,527
5.500%, 09/01/36	8,009	8,144
5.500%, 10/01/35	41,251	41,746
5.500%, 04/01/35	122,738	125,515
5.500%, 11/01/33	4,805	4,859
5.500%, 06/01/33	27,241	27,577
5.500%, 11/01/29	3,620	3,650
5.500%, 01/01/25	2	2
5.000%, 11/01/52	10,086,264	9,955,146
5.000%, 06/01/52	1,398,866	1,380,890
5.000%, 03/01/49	167,172	166,760
5.000%, 12/01/48	142,764	143,380
5.000%, 08/01/40	12,103	12,236
5.000%, 09/01/39	35,926	36,242
5.000%, 09/01/25	2	2
4.500%, 01/01/53	11,135,754	10,732,315
4.500%, 09/01/52	9,130,868	8,800,962
4.500%, 03/01/52	325,520	317,344
4.500%, 06/01/48	256,467	250,447
4.500%, 07/01/47	82,461	81,598
4.500%, 02/01/46	539,214	532,628
4.500%, 09/01/45	43,896	43,174
4.500%, 02/01/45	188,616	185,513
4.500%, 10/01/44	23,495	23,108
4.500%, 09/01/43	6,930	6,816
4.500%, 01/01/43	465,777	456,021
4.500%, 07/01/42	170,001	168,045
4.500%, 01/01/42	52,491	51,887
4.500%, 12/01/41	24,612	24,309
4.500%, 11/01/41	22,227	21,962
4.500%, 09/01/41	12,105	11,846
4.500%, 08/01/41	12,063	11,909
4.500%, 05/01/41	873,949	862,238
4.500%, 06/01/36	19,460	19,164
4.500%, 09/01/31	33,639	33,407
4.500%, 06/01/31	9,550	9,488
4.500%, 01/01/31	84,453	83,528
4.500%, 08/01/26	19,432	19,324
4.500%, 10/01/24	832	829
4.108%, RFUCCT1Y + 1.580%, 11/01/44 (A)	13,342	13,641
4.000%, 01/01/57	5,722,741	5,354,136
4.000%, 10/01/52	2,464,143	2,314,651

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.000%, 09/01/52	$2,171,859	$2,030,057
4.000%, 08/01/52	3,930,707	3,677,645
4.000%, 07/01/52	1,700,771	1,593,267
4.000%, 06/01/52	31,295,748	29,349,535
4.000%, 04/01/52	1,537,928	1,455,413
4.000%, 10/01/51	1,478,885	1,392,216
4.000%, 04/01/48	1,472,434	1,412,423
4.000%, 03/01/46	3,287,272	3,154,004
4.000%, 01/01/37	294,211	287,400
4.000%, 11/01/35	55,269	54,006
4.000%, 01/01/35	913,464	893,000
4.000%, 10/01/34	447,471	437,701
4.000%, 06/01/34	522,060	508,845
4.000%, 03/01/34	207,194	202,882
4.000%, 11/01/33	329,200	322,388
4.000%, 10/01/33	41,382	40,349
4.000%, 10/01/32	40,189	39,290
4.000%, 09/01/31	113,046	110,804
4.000%, 12/01/30	167,575	164,401
4.000%, 11/01/30	119,321	117,061
3.685%, SOFR30A + 2.238%, 10/01/52 (A)	3,181,155	3,056,185
3.663%, RFUCCT1Y + 1.620%, 11/01/48 (A)	225,077	223,623
3.500%, 02/01/53	1,430,140	1,294,654
3.500%, 08/01/52	4,825,504	4,368,668
3.500%, 06/01/52	938,351	849,746
3.500%, 05/01/52	5,738,737	5,200,018
3.500%, 04/01/52	6,895,055	6,282,946
3.500%, 03/01/52	1,812,463	1,650,104
3.500%, 01/01/52	2,034,344	1,856,755
3.500%, 11/01/51	1,189,614	1,087,181
3.500%, 04/01/37	311,514	297,957
3.500%, 02/01/31	381,699	371,840
3.500%, 12/01/29	138,132	134,735
3.119%, RFUCCT1Y + 1.603%, 10/01/48 (A)	99,864	99,527
3.000%, 05/01/52	926,489	815,703
3.000%, 04/01/52	3,105,170	2,745,418
3.000%, 03/01/52	1,520,113	1,336,219
3.000%, 11/01/51	2,063,588	1,831,825
3.000%, 10/01/51	2,630,619	2,305,279
3.000%, 08/01/50	1,710,989	1,530,821
3.000%, 07/01/50	1,020,036	904,630
3.000%, 04/01/50	1,566,035	1,392,105
2.977%, RFUCCT1Y + 1.610%, 10/01/47 (A)	89,965	91,061
2.500%, 04/01/52	4,681,049	3,970,240
2.500%, 03/01/52	1,636,442	1,394,499
2.500%, 02/01/52	5,653,777	4,820,062
2.500%, 01/01/52	4,282,354	3,618,691
2.500%, 12/01/51	3,739,047	3,168,901
2.500%, 10/01/51	1,659,789	1,400,881

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
2.500%, 08/01/51	$5,007,760	$4,263,797
2.500%, 07/01/51	2,658,919	2,255,522
2.500%, 02/01/51	7,172,755	6,089,507
2.500%, 01/01/51	1,177,017	1,007,871
2.500%, 11/01/50	5,540,396	4,714,356
2.500%, 10/01/50	7,471,752	6,362,117
2.500%, 07/01/50	8,998,943	7,633,860
2.500%, 03/01/43	1,700,566	1,488,616
2.500%, 06/01/42	2,855,661	2,499,757
2.500%, 10/01/41	1,292,021	1,141,662
2.500%, 05/01/41	854,873	747,542
2.500%, 07/01/36	970,175	894,098
2.500%, 03/01/35	1,358,985	1,261,383
2.000%, 12/01/51	1,596,449	1,282,322
2.000%, 11/01/51	6,534,500	5,290,504
2.000%, 10/01/51	3,208,726	2,631,492
2.000%, 09/01/51	1,540,415	1,262,210
2.000%, 08/01/51	1,726,046	1,393,606
2.000%, 02/01/51	1,157,846	948,646
2.000%, 01/01/51	3,008,089	2,455,908
2.000%, 12/01/50	486,368	397,092
2.000%, 10/01/50	1,690,275	1,376,774
2.000%, 08/01/50	701,877	572,310
2.000%, 09/01/36	1,240,098	1,122,942
2.000%, 01/01/36	1,185,646	1,071,086
1.500%, 10/01/50	1,755,709	1,350,563
FNMA Grantor Trust 2000-T6, Ser 2000-T6, Cl A1
7.500%, 11/25/40	13,178	13,032
FNMA Grantor Trust 2001-T1, Ser 2001-T1, Cl A1
7.500%, 10/25/40	110,951	111,129
FNMA Grantor Trust 2001-T10, Ser 2001-T10, Cl A1
7.000%, 12/25/41	72,079	72,776
FNMA Grantor Trust 2001-T12, Ser 2001-T12, Cl A1
6.500%, 08/25/41	2,550	2,561
FNMA Grantor Trust 2001-T3, Ser 2001-T3, Cl A1
7.500%, 11/25/40	6,879	6,932
FNMA Grantor Trust 2001-T4, Ser 2001-T4, Cl A1
7.500%, 07/25/41	32,519	32,838
FNMA Grantor Trust 2001-T7, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,469	1,547
FNMA Grantor Trust 2001-T8, Ser 2001-T8, Cl A1
7.500%, 07/25/41	4,004	4,063
FNMA Grantor Trust 2004-T1, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	1,077	1,095

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA REMIC Trust 2001-W3, Ser 2001-W3, Cl A
4.704%, 09/25/41 (A)	$59,303	$58,819
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	4,944	4,850
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	4,944	4,815
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 3A
4.856%, 10/25/42 (A)	55,050	58,408
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 4A
5.457%, 10/25/42 (A)	21,248	21,492
FNMA Trust 2003-W2, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	6,424	6,680
FNMA Trust 2004-W2, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	11,022	11,348
FNMA Trust 2004-W2, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	4,016	4,139
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	24,169	24,599
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	8,738	8,839
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	56,977	57,671
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	14,015	14,433
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	2,939	2,990
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	4,648	4,978
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	141,073	136,963
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	40,727	40,349
FNMA, Ser 2013-128, Cl CF
6.062%, SOFR30A + 0.714%, 12/25/43 (A)	231,455	229,078
FNMA, Ser 2014-1, Cl KF
6.062%, SOFR30A + 0.714%, 02/25/44 (A)	324,480	321,121
FNMA, Ser 2014-54, Cl CP
3.500%, 09/25/44	2,510,692	2,302,800
FNMA, Ser 2020-45, Cl HD
3.500%, 07/25/40	1,678,498	1,581,045
FNMA, Ser M1G, Cl A2
1.469%, 11/25/30 (A)	3,100,000	2,597,630

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA, Ser M3G, Cl A2
1.245%, 01/25/31 (A)	$2,000,000	$1,650,732
Freddie Mac Multifamily ML Certificates
1.877%, 07/25/37	1,624,502	1,308,940
1.219%, 07/25/41 (A)(B)	9,961,180	954,282
Freddie Mac Multifamily Variable Rate Certificate, Ser ML-14
4.050%, 08/25/38	690,154	652,032
FREMF 2017-K69 Mortgage Trust, Ser K69, Cl C
3.727%, 10/25/49 (A)(B)	2,788,000	2,646,328
FREMF 2018-K081 Mortgage Trust, Ser K81, Cl C
4.172%, 09/25/51 (A)(B)	2,500,000	2,382,427
FREMF 2018-K74 Mortgage Trust, Ser K74, Cl C
4.094%, 02/25/51 (A)(B)	2,025,000	1,933,249
FREMF 2018-K83 Mortgage Trust, Ser K83, Cl C
4.278%, 11/25/51 (A)(B)	2,890,000	2,763,222
FREMF 2019-K96 Mortgage Trust, Ser K96, Cl C
3.812%, 08/25/56 (A)(B)	1,910,000	1,775,716
FREMF 2020-K737 Mortgage Trust, Ser K737, Cl C
3.303%, 01/25/53 (A)(B)	640,000	608,333
FREMF K-100 Mortgage Trust, Ser K100, Cl C
3.495%, 11/25/52 (A)(B)	130,000	118,749
GNMA
7.000%, 12/15/29	560	578
6.500%, 05/15/29	907	930
6.000%, 11/20/53	2,027,361	2,061,498
5.500%, 02/20/53	1,954,103	1,956,619
5.000%, 12/20/53	8,632,764	8,516,998
5.000%, 06/20/53	11,915,544	11,778,814
5.000%, 03/20/53	10,644,860	10,537,294
5.000%, 02/20/53	10,639,004	10,538,983
4.500%, 10/20/52	4,280,856	4,146,909
4.500%, 09/20/52	2,412,710	2,340,266
4.500%, 08/20/52	5,946,081	5,755,138
4.000%, 08/20/52	9,894,061	9,314,334
4.000%, 04/20/52	106,594	100,650
4.000%, 03/20/52	111,254	105,050
4.000%, 02/20/52	1,535,890	1,452,138
4.000%, 01/20/52	1,186,701	1,123,457
4.000%, 12/20/48	1,255,719	1,194,299
3.500%, 08/20/52	13,366,756	12,265,660
3.500%, 07/20/52	1,776,508	1,629,383
3.500%, 04/20/52	3,600,406	3,302,236
3.500%, 03/20/52	1,889,416	1,736,546
3.500%, 02/20/52	1,377,645	1,266,186
3.500%, 01/20/52	1,470,284	1,352,682

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
3.500%, 06/20/51	$1,441,708	$1,332,328
3.500%, 01/20/50	928,651	866,782
3.500%, 10/20/49	2,734,571	2,501,947
3.000%, 03/20/52	2,007,990	1,792,258
3.000%, 01/20/52	3,071,658	2,735,645
3.000%, 12/20/51	5,348,551	4,765,190
3.000%, 10/20/51	1,775,855	1,585,788
3.000%, 07/20/51	2,481,038	2,216,272
3.000%, 05/20/51	1,134,298	1,013,375
2.500%, 03/20/53	3,933,204	3,387,781
2.500%, 07/20/52	1,426,216	1,224,674
2.500%, 04/20/52	2,444,815	2,097,084
2.500%, 03/20/52	3,068,208	2,627,175
2.500%, 08/20/51	1,502,155	1,292,852
2.500%, 05/20/51	776,931	668,505
2.500%, 03/20/51	2,717,295	2,341,203
2.500%, 12/20/50	1,506,869	1,259,399
2.000%, 10/20/51	1,668,360	1,382,984
2.000%, 01/20/51	2,122,415	1,759,089
2.000%, 12/20/50	1,469,008	1,202,161
2.000%, 11/20/50	7,552,063	6,267,992
GNMA, Ser 2012-98, Cl BM
4.903%, 08/20/42 (A)	185,401	186,998
GNMA, Ser 2017-H17, Cl FQ
6.366%, TSFR12M + 0.985%, 09/20/67 (A)	1,208,331	1,206,280
GNMA, Ser 2017-H22, Cl FH
6.369%, TSFR12M + 0.935%, 11/20/67 (A)	821,363	820,188
GNMA, Ser 2017-H24, Cl FQ
6.309%, TSFR12M + 0.915%, 11/20/67 (A)	855,164	861,199
GNMA, Ser 2018-H04, Cl FK
5.581%, TSFR12M + 0.755%, 03/20/68 (A)	801,750	789,067
GNMA, Ser 2018-H05, Cl CF
5.601%, TSFR12M + 0.775%, 03/20/68 (A)	914,427	899,968
GNMA, Ser 2018-H05, Cl FE
5.611%, TSFR12M + 0.785%, 02/20/68 (A)	333,436	331,090
GNMA, Ser 2019-H09, Cl FG
6.092%, TSFR12M + 1.065%, 05/20/69 (A)	335,934	334,605
GNMA, Ser 2019-H16, Cl CF
6.144%, TSFR1M + 0.814%, 10/20/69 (A)	283,589	283,892
GNMA, Ser 2020-H01, Cl FV
6.094%, TSFR1M + 0.764%, 01/20/70 (A)	3,461,497	3,436,272
GNMA, Ser 2020-H02, Cl FB
6.044%, TSFR1M + 0.714%, 01/20/70 (A)	456,364	455,035

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GNMA, Ser 2022-H04, Cl FG
5.894%, SOFR30A + 0.550%, 02/20/67 (A)	$1,724,876	$1,718,721
GNMA, Ser 2022-H08, Cl FE
6.083%, SOFR30A + 0.750%, 03/20/72 (A)	1,927,662	1,909,479
GNMA, Ser 2022-H09, Cl FA
6.014%, SOFR30A + 0.670%, 04/20/72 (A)	1,987,828	1,961,462
GNMA, Ser 2022-H11, Cl EF
6.314%, SOFR30A + 0.970%, 05/20/72 (A)	2,451,642	2,466,455
GNMA, Ser 2023-H04, Cl FC
6.194%, SOFR30A + 0.850%, 01/20/73 (A)	1,967,464	1,956,985
GNMA, Ser 2023-H13, Cl FJ
6.764%, SOFR30A + 1.420%, 02/20/73 (A)	1,167,783	1,187,646
GNMA, Ser 29, Cl AE
3.500%, 05/16/64 (A)	3,008,674	2,841,191
		609,367,767
Non-Agency Mortgage-Backed Obligation — 3.2%
Barclays Commercial Mortgage Trust 2019-C4, Ser C4, Cl C
3.469%, 08/15/52	1,300,000	1,000,380
BBCMS Mortgage Trust 2023-C19, Ser C19, Cl C
6.384%, 04/15/56 (A)	1,640,000	1,633,985
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	811,707
Benchmark 2022-B35 Mortgage Trust, Ser B35, Cl D
2.500%, 05/15/55 (B)	3,265,000	2,131,930
BMO 2023-C7 Mortgage Trust, Ser C7, Cl C
7.123%, 12/15/56 (A)	2,550,000	2,735,089
BPR Trust 2022-OANA, Ser OANA, Cl A
7.227%, TSFR1M + 1.898%, 04/15/37 (A)(B)	205,000	204,872
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.819%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,432,813
BX Trust 2024-VLT4, Ser VLT4, Cl A
6.820%, TSFR1M + 1.491%, 07/15/29 (A)(B)	200,000	199,664
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	1,995,076
Century Plaza Towers 2019-CPT, Ser CPT, Cl C
2.997%, 11/13/39 (A)(B)	500,000	398,968

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Century Plaza Towers 2019-CPT, Ser CPT, Cl E
2.997%, 11/13/39 (A)(B)	$2,000,000	$1,441,823
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	675,000	587,590
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	733,000	623,009
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,274,661
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,405,726
CSAIL 2019-C16 Commercial Mortgage Trust, Ser C16, Cl C
4.237%, 06/15/52 (A)	2,265,000	1,953,059
CSMC 2021-NQM5 Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	783,690
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	565,000	502,048
Finance of America Structured Securities Trust 2022-S4, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	2,944,743	2,811,674
Finance of America Structured Securities Trust, Ser 2021-S2, Cl A2
1.750%, 09/25/71 (B)(C)	2,336,834	2,186,264
GS Mortgage Securities Trust 2017-GS8, Ser GS8, Cl D
2.700%, 11/10/50 (B)	2,570,000	2,025,340
Hudson Yards 2019-55HY Mortgage Trust, Ser 55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	880,981
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,750,000	1,650,849
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.131%, 10/15/48 (A)	5,170,000	4,690,160
NW RE-REMIC TRUST 2021-FRR1, Ser FRR1, Cl AK88
2.778%, 12/18/51 (A)(B)	2,500,000	2,153,062
OBX 2022-NQM1 Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	733,923
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	2,912,725

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	$400,000	$347,182
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,207,481
Palisades Center Trust 2016-PLSD, Ser PLSD, Cl A
2.713%, 04/13/33 (B)	4,705,000	2,917,100
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	1,995,000	1,714,912
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl C
4.388%, 01/05/43 (A)(B)	700,000	526,842
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,574,257
Shops at Crystals Trust 2016-CSTL, Ser CSTL, Cl C
3.731%, 07/05/36 (A)(B)	2,800,000	2,648,423
SLG Office Trust 2021-OVA, Ser OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	2,056,498
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
6.700%, TSFR1M + 1.371%, 11/15/36 (A)(B)	1,000,000	983,125
Vendee Mortgage Trust 1995-1, Ser 1995-1, Cl 2
7.793%, 02/15/25	25	24
Vendee Mortgage Trust 1995-2, Ser 1995-2C, Cl 3A
8.793%, 06/15/25	491	496
Vendee Mortgage Trust 1998-2, Ser 1998-2, Cl 2A
8.616%, 08/15/27 (A)	41	41
Vendee Mortgage Trust 2011-2, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,348,000	1,248,158
Verus Securitization Trust 2021-1, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	2,443,640	2,174,358
Verus Securitization Trust 2021-2, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,221,804
Verus Securitization Trust 2021-3, Ser 2021-3, Cl M1
2.397%, 06/25/66 (A)(B)	1,555,000	1,149,001

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Verus Securitization Trust 2021-4, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	$1,400,000	$940,958
Verus Securitization Trust 2021-5, Ser 2021-5, Cl A2
1.218%, 09/25/66 (A)(B)	2,101,256	1,781,519
Verus Securitization Trust 2021-R3, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,347,848
Wells Fargo Commercial Mortgage Trust 2018-C47, Ser C47, Cl C
4.920%, 09/15/61 (A)	1,295,000	1,203,611
Wells Fargo Commercial Mortgage Trust 2019-C52, Ser C52, Cl C
3.561%, 08/15/52	1,100,000	897,909
Wells Fargo Commercial Mortgage Trust 2024-SVEN, Ser SVEN, Cl A
6.011%, 06/10/37 (B)	1,650,000	1,690,442
		72,793,057
Total Mortgage-Backed Securities
(Cost $712,266,902)		682,160,824

CORPORATE OBLIGATIONS — 23.4%

COMMUNICATION SERVICES — 2.1%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,087,507
AT&T
4.500%, 03/09/48	471,000	398,473
4.350%, 06/15/45	2,720,000	2,311,839
3.800%, 12/01/57	750,000	537,155
3.550%, 09/15/55	1,238,000	855,464
2.750%, 06/01/31	725,000	632,524
2.550%, 12/01/33	150,000	122,168
CCO Holdings
4.500%, 05/01/32	975,000	816,380
4.500%, 06/01/33(B)	975,000	799,333
4.250%, 01/15/34(B)	1,825,000	1,441,557
Charter Communications Operating
5.125%, 07/01/49	1,955,000	1,541,568
Comcast
4.650%, 02/15/33(D)	1,500,000	1,476,164
Cox Communications
3.850%, 02/01/25(B)	800,000	792,102
3.500%, 08/15/27(B)	1,025,000	982,739
3.350%, 09/15/26(B)	575,000	554,915
1.800%, 10/01/30(B)	650,000	534,637

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Meta Platforms
4.450%, 08/15/52	$2,470,000	$2,167,029
Netflix
5.400%, 08/15/54	270,000	271,786
Prosus MTN
4.850%, 07/06/27(B)	500,000	487,340
3.680%, 01/21/30(B)	200,000	179,001
3.061%, 07/13/31(B)	3,875,000	3,236,512
Rogers Communications
3.800%, 03/15/32	1,705,000	1,559,514
Telecom Italia Capital
7.721%, 06/04/38	1,345,000	1,361,654
7.200%, 07/18/36	175,000	173,970
Tencent Holdings MTN
3.975%, 04/11/29(B)	2,000,000	1,939,481
Time Warner Cable
6.750%, 06/15/39	800,000	792,181
T-Mobile USA
3.875%, 04/15/30	1,835,000	1,744,390
3.500%, 04/15/31	550,000	502,810
3.375%, 04/15/29	1,000,000	937,361
Verizon Communications
4.400%, 11/01/34	3,130,000	2,963,631
3.875%, 03/01/52	3,500,000	2,724,316
3.550%, 03/22/51	895,000	659,922
2.850%, 09/03/41	2,500,000	1,791,111
2.650%, 11/20/40	1,905,000	1,346,352
2.550%, 03/21/31	525,000	453,984
1.500%, 09/18/30	2,500,000	2,083,085
Walt Disney
6.650%, 11/15/37	555,000	636,650
Warnermedia Holdings
3.755%, 03/15/27	675,000	642,974
		44,539,579
CONSUMER DISCRETIONARY — 1.0%
Alimentation Couche-Tard
3.625%, 05/13/51(B)	4,395,000	3,231,180
Ford Motor
6.100%, 08/19/32	1,000,000	1,008,793
3.250%, 02/12/32	2,500,000	2,091,832
Ford Motor Credit
7.350%, 11/04/27	525,000	551,965
6.800%, 05/12/28	1,125,000	1,170,392
5.125%, 06/16/25	350,000	348,179
4.542%, 08/01/26	425,000	417,625
4.389%, 01/08/26	650,000	639,845
4.134%, 08/04/25	400,000	394,290
4.063%, 11/01/24	2,000,000	1,990,370
3.375%, 11/13/25	450,000	438,032
General Motors
5.400%, 10/15/29	1,350,000	1,365,070

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Genuine Parts
2.750%, 02/01/32	$760,000	$646,426
Massachusetts Institute of Technology
3.959%, 07/01/38	3,181,000	2,977,257
Mercedes-Benz Finance North America
4.800%, 08/01/29(B)	1,315,000	1,315,988
Nordstrom
6.950%, 03/15/28	865,000	882,300
Starbucks
4.450%, 08/15/49	2,500,000	2,091,365
Whirlpool
2.400%, 05/15/31	2,500,000	2,100,071
ZF North America Capital
7.125%, 04/14/30(B)	320,000	332,304
		23,993,284
CONSUMER STAPLES — 0.5%
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	1,510,000	1,570,307
Coca-Cola
1.450%, 06/01/27	25,000	23,056
Mather Foundation
2.675%, 10/01/31	2,500,000	2,138,309
PepsiCo
3.900%, 07/18/32	3,000,000	2,864,011
2.875%, 10/15/49	3,340,000	2,292,592
RELX Capital
3.000%, 05/22/30	50,000	45,694
Sysco
2.400%, 02/15/30	2,500,000	2,206,129
		11,140,098
ENERGY — 1.6%
Apache
5.100%, 09/01/40	1,940,000	1,698,060
BP Capital Markets America
3.060%, 06/17/41	1,925,000	1,448,085
Cameron LNG
3.701%, 01/15/39(B)	1,520,000	1,279,934
Devon Energy
7.875%, 09/30/31	830,000	958,522
Energy Transfer
6.100%, 12/01/28	615,000	641,198
4.400%, 03/15/27	2,945,000	2,910,830
Kinder Morgan
5.950%, 08/01/54	845,000	844,592
5.550%, 06/01/45	1,585,000	1,519,817
5.200%, 03/01/48	450,000	408,091

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Kinder Morgan Energy Partners
6.500%, 09/01/39	$50,000	$53,353
5.500%, 03/01/44	370,000	352,808
MidAmerican Energy
5.850%, 09/15/54	975,000	1,023,055
5.300%, 02/01/55	1,050,000	1,023,333
4.250%, 07/15/49	1,240,000	1,046,646
3.950%, 08/01/47	2,500,000	1,996,642
2.700%, 08/01/52	2,588,000	1,605,200
MPLX
5.500%, 02/15/49	1,635,000	1,547,718
Occidental Petroleum
6.050%, 10/01/54	1,300,000	1,304,650
2.900%, 08/15/24	1,750,000	1,746,220
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,646,180
Permian Resources Operating
6.250%, 02/01/33(B)	155,000	155,936
Saudi Arabian Oil MTN
5.250%, 07/17/34(B)	300,000	301,494
SM Energy
6.750%, 08/01/29(B)	880,000	886,123
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,372,925	1,919,995
Topaz Solar Farms
5.750%, 09/30/39(B)	5,048,298	4,915,780
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,292,746
Whistler Pipeline
5.950%, 09/30/34(B)	305,000	308,320
		34,835,328
FINANCIALS — 12.2%
African Development Bank
5.750%, H15T5Y + 1.575%(A)(E)	3,750,000	3,658,131
4.125%, 02/25/27	500,000	497,714
Allstate
5.250%, 03/30/33	1,550,000	1,581,139
Anglo American Capital
5.750%, 04/05/34(B)	1,765,000	1,799,623
Apollo Debt Solutions BDC
6.700%, 07/29/31(B)	1,300,000	1,310,924
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,500,000	1,540,590
Ares Capital
4.250%, 03/01/25	1,370,000	1,357,686
Arthur J Gallagher
6.500%, 02/15/34	1,225,000	1,329,330

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Asian Infrastructure Investment Bank
4.875%, 09/14/26	$1,000,000	$1,009,585
Aviation Capital Group
4.125%, 08/01/25(B)	621,000	611,652
Avolon Holdings Funding
4.375%, 05/01/26(B)	1,445,000	1,419,989
Bank of America MTN
6.204%, SOFRRATE + 1.990%, 11/10/28(A)	325,000	337,630
4.450%, 03/03/26	1,275,000	1,264,184
4.250%, 10/22/26	725,000	713,656
4.200%, 08/26/24	440,000	439,463
4.183%, 11/25/27	1,275,000	1,244,305
3.846%, H15T5Y + 2.000%, 03/08/37(A)	1,875,000	1,681,560
3.705%, TSFR3M + 1.774%, 04/24/28(A)	1,545,000	1,498,081
3.093%, TSFR3M + 1.352%, 10/01/25(A)	1,645,000	1,638,077
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	1,870,000	1,339,941
2.572%, SOFRRATE + 1.210%, 10/20/32(A)	650,000	550,494
2.496%, TSFR3M + 1.252%, 02/13/31(A)	50,000	43,989
1.530%, SOFRRATE + 0.650%, 12/06/25(A)	3,000,000	2,957,790
Bank of New York Mellon
5.834%, SOFRINDX + 2.074%, 10/25/33(A)	650,000	685,497
5.060%, SOFRRATE + 1.230%, 07/22/32(A)	1,635,000	1,649,490
Barclays
7.119%, SOFRRATE + 3.570%, 06/27/34(A)	200,000	215,748
6.224%, SOFRRATE + 2.980%, 05/09/34(A)	225,000	235,976
5.829%, SOFRRATE + 2.210%, 05/09/27(A)	675,000	681,763
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	1,790,000	1,813,983
5.501%, H15T1Y + 2.650%, 08/09/28(A)	450,000	454,000
5.088%, US0003M + 3.054%, 06/20/30(A)	575,000	560,765
4.836%, 05/09/28	725,000	711,188
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	851,791
BB Blue Financing DAC
4.395%, 09/20/37	2,500,000	2,503,901

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Belrose Funding Trust
2.330%, 08/15/30(B)	$3,805,000	$3,181,047
BlackRock Funding
5.350%, 01/08/55	1,185,000	1,182,772
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,641,254
Blue Owl Capital
3.400%, 07/15/26	1,140,000	1,090,073
2.875%, 06/11/28	1,190,000	1,074,343
Blue Owl Credit Income
7.750%, 01/15/29	2,670,000	2,823,267
Blue Owl Technology Finance II
6.750%, 04/04/29(B)	780,000	774,212
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	1,465,000	1,480,663
4.625%, 03/13/27(B)	1,275,000	1,257,636
4.375%, 09/28/25(B)	1,275,000	1,259,230
4.375%, 05/12/26(B)	250,000	245,537
4.250%, 10/15/24	2,150,000	2,141,787
2.588%, H15T5Y + 2.050%, 08/12/35(A)(B)	500,000	422,527
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	2,450,000	2,289,892
Caisse d'Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	2,500,000	2,155,693
1.000%, 10/21/30(B)	2,500,000	2,056,773
Cantor Fitzgerald
7.200%, 12/12/28(B)	750,000	786,729
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	775,000	863,489
6.377%, SOFRRATE + 2.860%, 06/08/34(A)	1,340,000	1,404,281
6.312%, SOFRRATE + 2.640%, 06/08/29(A)	350,000	362,401
5.268%, SOFRRATE + 2.370%, 05/10/33(A)	1,770,000	1,744,077
4.927%, SOFRRATE + 2.057%, 05/10/28(A)	675,000	671,774
4.200%, 10/29/25	1,050,000	1,034,059
2.636%, SOFRRATE + 1.290%, 03/03/26(A)	50,000	49,110
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	499,706
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/29(A)	800,000	836,297
6.136%, SOFRRATE + 2.010%, 08/24/34(A)	225,000	237,450

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
5.853%, SOFRRATE + 2.500%, 05/19/34(A)	$175,000	$180,877
5.643%, SOFRRATE + 2.210%, 05/19/29(A)	375,000	383,236
Chubb INA Holdings
4.650%, 08/15/29	1,445,000	1,445,302
Citibank
4.838%, 08/06/29	705,000	706,250
Citigroup
8.125%, 07/15/39	785,000	1,006,941
6.625%, 06/15/32	525,000	569,026
6.080%, SOFRRATE + 0.694%, 01/25/26(A)	2,261,000	2,263,239
6.072%, SOFRRATE + 0.686%, 10/30/24(A)	2,500,000	2,501,621
4.600%, 03/09/26	40,000	39,710
4.450%, 09/29/27	1,920,000	1,895,536
3.785%, U.S. SOFR + 1.939%, 03/17/33(A)	750,000	681,465
3.400%, 05/01/26	330,000	321,769
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	1,590,000	1,415,534
2.014%, SOFRRATE + 0.694%, 01/25/26(A)	2,500,000	2,456,914
1.281%, SOFRRATE + 0.528%, 11/03/25(A)	2,500,000	2,471,845
Citizens Financial Group
5.718%, SOFRRATE + 1.910%, 07/23/32(A)	1,210,000	1,220,265
Community Preservation
2.867%, 02/01/30	2,400,000	2,137,292
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	1,955,439
Cooperatieve Rabobank UA
1.004%, H15T1Y + 0.730%, 09/24/26(A)(B)	444,000	423,344
Corebridge Financial
3.900%, 04/05/32	1,080,000	992,565
Council of Europe Development Bank
3.000%, 06/16/25	2,500,000	2,458,410
Deutsche Bank NY
1.686%, 03/19/26	2,500,000	2,371,708
Enel Finance International
6.000%, 10/07/39(B)	850,000	875,088
5.000%, 06/15/32(B)	1,100,000	1,074,787
European Investment Bank
3.750%, 02/14/33	2,500,000	2,422,504
0.875%, 05/17/30	3,500,000	2,923,278
0.625%, 10/21/27	5,000,000	4,468,188
Ford Foundation
2.815%, 06/01/70	5,065,000	3,043,138

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
FS KKR Capital
6.875%, 08/15/29	$780,000	$787,959
Glencore Funding
6.375%, 10/06/30(B)	390,000	414,635
Goldman Sachs Group
5.049%, SOFRRATE + 1.210%, 07/23/30(A)	1,610,000	1,613,330
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	2,500,000	2,465,188
4.017%, ICE LIBOR USD 3 MONTH + 1.635%, 10/31/38(A)	2,310,000	2,022,204
3.615%, U.S. SOFR + 1.846%, 03/15/28(A)	2,600,000	2,511,684
Golub Capital BDC
2.500%, 08/24/26	3,530,000	3,295,423
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,393,750
HA Sustainable Infrastructure Capital
6.375%, 07/01/34(B)	825,000	814,732
HAT Holdings I
3.750%, 09/15/30(B)	1,000,000	877,380
HSBC Holdings
8.113%, SOFRRATE + 4.250%, 11/03/33(A)	1,000,000	1,154,671
7.399%, SOFRRATE + 3.020%, 11/13/34(A)	375,000	415,309
6.254%, SOFRRATE + 2.390%, 03/09/34(A)	650,000	689,743
4.950%, 03/31/30	725,000	727,148
4.762%, U.S. SOFR + 2.530%, 03/29/33(A)	1,275,000	1,209,573
4.375%, 11/23/26	420,000	413,605
2.357%, U.S. SOFR + 1.947%, 08/18/31(A)	700,000	596,569
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,045,938
Inter-American Development Bank MTN
5.664%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,500,315
3.500%, 04/12/33	2,500,000	2,369,732
1.125%, 01/13/31	2,500,000	2,078,858
International Bank for Reconstruction & Development
0.750%, 08/26/30	2,500,000	2,053,613
0.000%, 03/31/27(F)	2,500,000	2,320,777
0.000%, 03/31/28(F)	1,000,000	977,039
International Development Association
0.875%, 04/28/26(B)	1,000,000	939,096

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	$2,500,000	$2,347,887
JPMorgan Chase
7.625%, 10/15/26	75,000	79,429
5.717%, SOFRRATE + 2.580%, 09/14/33(A)	725,000	748,375
5.294%, SOFRRATE + 1.460%, 07/22/35(A)	2,205,000	2,231,554
4.493%, TSFR3M + 3.790%, 03/24/31(A)	295,000	289,132
4.032%, TSFR3M + 1.722%, 07/24/48(A)	830,000	694,298
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,507,572
2.956%, TSFR3M + 2.515%, 05/13/31(A)	4,200,000	3,748,888
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	638,894
0.768%, SOFRRATE + 0.490%, 08/09/25(A)	1,500,000	1,498,386
KeyCorp MTN
2.250%, 04/06/27	4,865,000	4,501,746
Kreditanstalt fuer Wiederaufbau
4.375%, 02/28/34	2,500,000	2,539,942
1.750%, 09/14/29	2,500,000	2,233,549
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	2,091,973
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/33(A)	750,000	855,748
4.650%, 03/24/26	1,000,000	988,589
4.582%, 12/10/25	2,063,000	2,040,152
4.500%, 11/04/24	325,000	323,998
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,303,377
LYB International Finance III
3.375%, 10/01/40	1,255,000	948,664
2.250%, 10/01/30	100,000	86,390
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/27(A)(B)	825,000	780,184
Main Street Capital
6.500%, 06/04/27	775,000	784,341
Markel Group
6.000%, 05/16/54	1,080,000	1,095,042
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	422,033
Mastercard
1.900%, 03/15/31	2,500,000	2,132,052

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Mitsubishi HC Finance America
5.150%, 10/24/29(B)	$1,305,000	$1,309,880
Mitsubishi UFJ Financial Group
1.538%, H15T1Y + 0.750%, 07/20/27(A)	2,105,000	1,972,828
Mizuho Financial Group
5.748%, H15T1Y + 1.900%, 07/06/34(A)	1,650,000	1,718,263
Moody's
5.000%, 08/05/34	265,000	263,862
Morgan Stanley MTN
5.466%, SOFRRATE + 1.730%, 01/18/35(A)	1,585,000	1,613,005
5.320%, SOFRRATE + 1.555%, 07/19/35(A)	1,730,000	1,737,181
4.431%, TSFR3M + 1.890%, 01/23/30(A)	475,000	466,857
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	940,000	723,326
3.125%, 07/27/26	250,000	242,105
2.239%, SOFRRATE + 1.178%, 07/21/32(A)	1,700,000	1,418,854
0.864%, SOFRRATE + 0.745%, 10/21/25(A)	3,000,000	2,967,845
National Community Renaissance of California
3.270%, 12/01/32	1,000,000	839,221
Nationstar Mortgage Holdings
6.500%, 08/01/29(B)	1,290,000	1,288,071
Nationwide Building Society
5.127%, 07/29/29(B)	1,075,000	1,083,681
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	3,735,000	3,845,457
5.778%, H15T1Y + 1.500%, 03/01/35(A)	1,910,000	1,970,728
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,639,589
NHP Foundation
6.000%, 12/01/33	1,000,000	1,058,892
NongHyup Bank MTN
4.875%, 07/03/28(B)	1,565,000	1,573,964
Oaktree Strategic Credit Fund
8.400%, 11/14/28(B)	1,575,000	1,698,614
6.500%, 07/23/29(B)	340,000	340,617
OMERS Finance Trust
4.000%, 04/19/52(B)	3,345,000	2,742,565
3.500%, 04/19/32	5,000,000	4,664,869
OPEC Fund for International Development MTN
4.500%, 01/26/26	2,500,000	2,483,897

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
OWS Cre Funding I
10.344%, ICE LIBOR USD 1 MONTH + 4.900%, 09/15/24(A)(B)	$3,283,126	$3,284,838
Prudential Financial MTN
1.500%, 03/10/26	2,500,000	2,372,144
Raizen Fuels Finance
6.450%, 03/05/34(B)	575,000	595,191
Royal Bank of Canada MTN
4.969%, SOFRRATE + 1.100%, 08/02/30(A)	2,000,000	2,011,307
RWE Finance US
5.875%, 04/16/34(B)	700,000	718,520
Santander Holdings USA
3.244%, 10/05/26	3,020,000	2,895,422
Sixth Street Lending Partners
6.500%, 03/11/29(B)	765,000	773,426
Smurfit Kappa Treasury ULC
5.438%, 04/03/34(B)	2,250,000	2,280,307
Starwood Property Trust
7.250%, 04/01/29‡(B)	750,000	770,917
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/30(A)	540,000	541,623
Truist Bank
2.636%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,698,373
UBS Group
6.301%, H15T1Y + 2.000%, 09/22/34(A)(B)	725,000	768,986
5.959%, H15T1Y + 2.200%, 01/12/34(A)(B)	2,050,000	2,127,400
1.494%, H15T5Y + 0.850%, 08/10/27(A)(B)	495,000	460,020
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/34(A)(B)	2,400,000	2,485,536
5.459%, H15T5Y + 4.750%, 06/30/35(A)(B)	925,000	885,174
Unum Group
6.750%, 12/15/28	465,000	487,743
US Bancorp
5.100%, SOFRRATE + 1.250%, 07/23/30(A)	920,000	925,370
4.839%, SOFRRATE + 1.600%, 02/01/34(A)	1,438,000	1,394,439
USAA Capital
2.125%, 05/01/30(B)	4,100,000	3,580,566
Wells Fargo MTN
6.303%, SOFRRATE + 1.790%, 10/23/29(A)	580,000	610,670

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
5.198%, SOFRRATE + 1.500%, 01/23/30(A)	$1,425,000	$1,437,914
4.897%, SOFRRATE + 2.100%, 07/25/33(A)	600,000	588,209
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	1,500,000	1,487,265
4.100%, 06/03/26	425,000	417,652
3.350%, SOFRRATE + 1.500%, 03/02/33(A)	525,000	464,103
2.572%, TSFR3M + 1.262%, 02/11/31(A)	50,000	44,126
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,360,720
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,500,000	1,573,424
		273,767,007
HEALTH CARE — 0.2%
Cigna Group
7.875%, 05/15/27	651,000	700,682
CVS Health
5.050%, 03/25/48	2,850,000	2,511,528
4.125%, 04/01/40	225,000	185,453
3.750%, 04/01/30	175,000	164,069
GE HealthCare Technologies
5.905%, 11/22/32(B)	1,000,000	1,049,736
Zoetis
4.500%, 11/13/25	600,000	595,810
		5,207,278
INDUSTRIALS — 0.7%
AerCap Ireland Capital DAC
3.300%, 01/30/32	1,655,000	1,456,900
3.000%, 10/29/28	225,000	208,196
Ambipar Lux Sarl
9.875%, 02/06/31(B)	825,000	809,755
Cemex
9.125%, H15T5Y + 5.157%(A)(B)(E)	2,500,000	2,696,823
CRH America
3.875%, 05/18/25(B)	700,000	690,026
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,242,422
Mileage Plus Holdings
6.500%, 06/20/27(B)	3,828,000	3,862,016
Nature Conservancy
3.957%, 03/01/52	2,485,000	2,085,556
Norfolk Southern
2.300%, 05/15/31	2,500,000	2,148,863
Ryder System MTN
4.950%, 09/01/29	560,000	559,151

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
SiriusPoint
7.000%, 04/05/29	$755,000	$785,774
Union Pacific Railroad 2005 Pass Through Trust
5.082%, 01/02/29	22,903	22,938
Union Pacific Railroad 2007-3 Pass Through Trust
6.176%, 01/02/31	13,610	14,064
		16,582,484
INFORMATION TECHNOLOGY — 0.6%
Apple
3.000%, 06/20/27	2,500,000	2,407,094
Dell International
6.020%, 06/15/26	102,000	103,568
Intel
4.150%, 08/05/32(D)	2,500,000	2,387,899
Kyndryl Holdings
3.150%, 10/15/31	1,725,000	1,481,539
Microchip Technology
0.983%, 09/01/24	975,000	970,645
Oracle
3.900%, 05/15/35	2,445,000	2,175,489
3.600%, 04/01/40	495,000	391,715
Tyco Electronics Group
4.625%, 02/01/30	1,025,000	1,023,874
VMware
4.650%, 05/15/27	1,395,000	1,388,364
1.400%, 08/15/26	525,000	489,066
		12,819,253
MATERIALS — 0.6%
Air Products and Chemicals
4.800%, 03/03/33	2,500,000	2,506,274
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	1,030,000	1,062,684
BHP Billiton Finance USA
5.250%, 09/08/33	770,000	788,140
Celanese US Holdings
6.550%, 11/15/30	1,625,000	1,729,687
Dow Chemical
9.400%, 05/15/39	166,000	225,009
7.375%, 11/01/29	430,000	480,261
5.550%, 11/30/48	35,000	34,108
5.150%, 02/15/34	2,000,000	1,988,812
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	2,500,000	2,474,628
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,082,650

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
LG Chemical
4.375%, 07/14/25(B)	$575,000	$570,110
		12,942,363
REAL ESTATE — 0.6%
American Tower
2.950%, 01/15/51‡	1,500,000	968,210
Boston Properties
3.250%, 01/30/31‡	3,325,000	2,875,950
ERP Operating
4.150%, 12/01/28‡	3,672,000	3,591,231
Host Hotels & Resorts
5.700%, 07/01/34‡	3,160,000	3,186,007
Prologis
5.000%, 01/31/35‡	885,000	881,217
Realty Income
3.400%, 01/15/30‡	1,570,000	1,464,890
		12,967,505
UTILITIES — 3.3%
Alabama Power
3.700%, 12/01/47	1,845,000	1,422,179
Avangrid
3.800%, 06/01/29	2,500,000	2,370,479
3.150%, 12/01/24	2,545,000	2,524,497
Brooklyn Union Gas
6.415%, 07/18/54(B)	1,160,000	1,184,996
CenterPoint Energy Houston Electric
3.350%, 04/01/51	2,600,000	1,846,526
CenterPoint Energy Resources
1.750%, 10/01/30	1,320,000	1,101,591
Consolidated Edison of New York
4.450%, 03/15/44	965,000	848,085
Continental Wind
6.000%, 02/28/33(B)	2,496,880	2,499,497
Dominion Energy
5.750%, ICE LIBOR USD 3 MONTH + 3.057%, 10/01/54(A)	1,875,000	1,859,255
2.250%, 08/15/31	1,500,000	1,254,865
Dominion Energy South Carolina
6.250%, 10/15/53	935,000	1,039,599
Electricite de France
6.250%, 05/23/33(B)	200,000	213,708
3.625%, 10/13/25(B)	1,000,000	981,856
Georgia Power
3.250%, 03/15/51	3,368,000	2,342,457
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	5,220,000	4,944,470

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
New York State Electric & Gas
5.850%, 08/15/33(B)	$2,500,000	$2,590,153
NextEra Energy Capital Holdings
6.051%, 03/01/25	975,000	978,817
5.749%, 09/01/25	200,000	201,238
4.900%, 03/15/29	1,125,000	1,129,755
4.625%, 07/15/27	100,000	99,730
4.255%, 09/01/24	500,000	499,140
Niagara Mohawk Power
1.960%, 06/27/30(B)	2,500,000	2,129,737
NRG Energy
7.000%, 03/15/33(B)	2,035,000	2,182,153
NSTAR Electric
3.100%, 06/01/51	175,000	118,232
Pacific Gas and Electric
6.700%, 04/01/53	5,000,000	5,344,301
4.950%, 07/01/50	1,980,000	1,687,644
PECO Energy
4.150%, 10/01/44	1,015,000	861,542
3.000%, 09/15/49	1,005,000	689,683
PG&E Recovery Funding
5.529%, 06/01/49	2,500,000	2,559,945
5.231%, 06/01/42	1,000,000	1,016,580
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,207,887
4.650%, 03/15/33	2,595,000	2,550,716
3.100%, 03/15/32	4,500,000	3,999,197
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,009,590
2.950%, 08/15/51	2,500,000	1,673,971
SCE Recovery Funding
5.112%, 12/15/47	300,000	291,123
Solar Star Funding
3.950%, 06/30/35(B)	900,285	818,547
Southern
5.113%, 08/01/27	1,025,000	1,031,224
4.850%, 06/15/28	500,000	501,516
4.475%, 08/01/24(C)	700,000	700,000
4.000%, H15T5Y + 3.733%, 01/15/51(A)	1,550,000	1,503,644
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,367,283
Southern California Edison
3.650%, 06/01/51	3,000,000	2,180,021
3.450%, 02/01/52	2,530,000	1,774,718
2.750%, 02/01/32	2,500,000	2,158,356
Southern Power
0.900%, 01/15/26	1,160,000	1,092,497

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Union Electric
3.900%, 04/01/52	$2,195,000	$1,731,552
		74,114,552
Total Corporate Obligations
(Cost $535,748,017)		522,908,731

ASSET-BACKED SECURITIES — 7.5%

Automotive — 4.6%
American Credit Acceptance Receivables Trust 2024-1, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	$4,560,000	$4,576,068
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl D
4.850%, 06/13/28 (B)	2,555,000	2,533,764
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	1,155,000	1,203,122
Bridgecrest Lending Auto Securitization Trust 2024-3, Ser 2024-3, Cl A3
5.340%, 04/17/28	480,000	480,343
Bridgecrest Lending Auto Securitization Trust 2024-3, Ser 2024-3, Cl B
5.370%, 10/16/28	615,000	615,842
CAL Receivables 2022-1, Ser 2022-1, Cl B
9.687%, SOFR30A + 4.350%, 10/15/26 (A)(B)	2,182,092	2,180,413
Carmax Auto Owner Trust 2024-3, Ser 2024-3, Cl A3
4.890%, 07/16/29	790,000	793,750
CPS Auto Receivables Trust 2024-B, Ser 2024-B, Cl D
6.420%, 07/15/30 (B)	2,965,000	3,027,627
Enterprise Fleet Financing 2024-3, Ser 2024-3, Cl A4
5.060%, 03/20/31 (B)	840,000	844,328
Exeter Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D
6.320%, 08/15/29	2,140,000	2,171,402
Exeter Automobile Receivables Trust 2023-4, Ser 2023-4A, Cl D
6.950%, 12/17/29	1,100,000	1,132,475

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust 2024-1, Ser 2024-1A, Cl D
5.840%, 06/17/30	$4,215,000	$4,262,743
Exeter Automobile Receivables Trust 2024-2, Ser 2024-2A, Cl D
5.920%, 02/15/30	2,850,000	2,884,350
Exeter Automobile Receivables Trust 2024-4, Ser 2024-4A, Cl C
5.480%, 08/15/30	700,000	702,815
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl D
1.550%, 06/15/27	5,200,000	4,977,632
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	3,200,000	3,143,775
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	3,000,000	3,044,815
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	1,385,000	1,385,390
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,945,000	4,047,497
Flagship Credit Auto Trust 2021-2, Ser 2021-2, Cl D
1.590%, 06/15/27 (B)	4,000,000	3,735,108
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	2,110,000	1,977,738
Ford Credit Auto Owner Trust 2021-REV1, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,750,000	1,643,517
Ford Credit Auto Owner Trust 2024-B, Ser 2024-B, Cl A3
5.100%, 04/15/29	1,082,000	1,092,381
GLS Auto Receivables Issuer Trust 2021-4, Ser 2021-4A, Cl D
2.480%, 10/15/27 (B)	5,825,000	5,570,279
GLS Auto Receivables Issuer Trust 2023-1, Ser 2023-1A, Cl D
7.010%, 01/16/29 (B)	1,415,000	1,450,453
GLS Auto Receivables Issuer Trust 2023-2, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	2,341,000	2,371,046

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GLS Auto Receivables Issuer Trust 2024-1, Ser 2024-1A, Cl D
5.950%, 12/17/29 (B)	$1,210,000	$1,224,041
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	2,500,000	2,511,907
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	2,017,833
Hertz Vehicle Financing III, Ser 2024-1A, Cl A
5.440%, 01/25/29 (B)	1,115,000	1,118,978
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/28 (B)	1,235,000	1,139,910
Octane Receivables Trust 2023-1, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	895,000	909,060
Octane Receivables Trust 2023-2, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	3,580,000	3,629,799
Octane Receivables Trust 2024-2, Ser 2024-2A, Cl D
6.190%, 07/20/32 (B)	1,560,000	1,581,977
Santander Drive Auto Receivables Trust 2023-1, Ser 2023-1, Cl C
5.090%, 05/15/30	4,340,000	4,329,507
Santander Drive Auto Receivables Trust 2023-S1, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	2,315,895	2,334,388
Santander Drive Auto Receivables Trust 2024-2, Ser 2024-2, Cl D
6.280%, 08/15/31	1,545,000	1,588,287
Santander Drive Auto Receivables Trust 2024-3, Ser 2024-3, Cl D
5.970%, 10/15/31	3,200,000	3,254,687
SBNA Auto Receivables Trust 2024-A, Ser 2024-A, Cl D
6.040%, 04/15/30 (B)	1,440,000	1,461,494
Tesla Auto Lease Trust 2023-B, Ser 2023-B, Cl B
6.570%, 08/20/27 (B)	870,000	882,917
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (B)	1,500,000	1,509,219
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,172,987

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Tesla Electric Vehicle Trust 2023-1, Ser 2023-1, Cl A4
5.380%, 02/20/29 (B)	$900,000	$911,392
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (B)	905,333	905,564
Westlake Automobile Receivables Trust 2022-1, Ser 2022-1A, Cl D
3.490%, 03/15/27 (B)	345,000	337,651
Westlake Automobile Receivables Trust 2023-1, Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	1,925,000	1,965,450
Westlake Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,395,564
Westlake Automobile Receivables Trust 2024-1, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	2,010,000	2,031,649
Westlake Automobile Receivables Trust 2024-2, Ser 2024-2A, Cl D
5.910%, 04/15/30 (B)	1,005,000	1,014,415
World Omni Select Auto Trust 2024-A, Ser 2024-A, Cl A3
4.980%, 02/15/30	460,000	460,557
		102,537,906
Other Asset-Backed Securities — 2.9%
AGL CLO 11, Ser 2021-11A, Cl C
7.613%, TSFR3M + 2.312%, 04/15/34 (A)(B)	2,750,000	2,758,509
DRIVEN BRANDS FUNDING, Ser 2019-1A, Cl A2
4.641%, 04/20/49 (B)	3,458,700	3,388,868
FASST 2021-JR1 A2
2.000%, 04/25/51	2,477,621	2,374,566
FASST 21-S1-A2 07/25/2051, Ser 2021-S1, Cl A2
1.750%, 07/25/51 (B)	4,739,354	4,475,903
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,000,000	1,015,346
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,014,613
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	880,000	900,572
GoodLeap Sustainable Home Solutions Trust 2021-5, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,282,511	1,730,046

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GoodLeap Sustainable Home Solutions Trust 2023-1, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	$1,613,674	$1,568,129
GreenSky Home Improvement Trust 2024-1, Ser 2024-1, Cl A3
5.550%, 07/25/59 (B)	365,000	365,338
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	1,820,000	1,873,271
Jackson Park Trust 2019-LIC, Ser LIC, Cl A
2.766%, 10/14/39 (B)	1,000,000	877,983
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,120,495	900,482
MVW 2024-1, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	968,473	981,972
Navient Student Loan Trust 2016-1, Ser 2016-1A, Cl A
6.162%, SOFR30A + 0.814%, 02/25/70 (A)(B)	289,845	288,889
Navient Student Loan Trust 2016-5, Ser 2016-5A, Cl A
6.712%, SOFR30A + 1.364%, 06/25/65 (A)(B)	2,496,099	2,513,409
Navient Student Loan Trust 2018-2, Ser 2018-2A, Cl A3
6.212%, SOFR30A + 0.864%, 03/25/67 (A)(B)	4,213,051	4,201,221
Navient Student Loan Trust 2021-1, Ser 2021-1A, Cl A1B
6.062%, SOFR30A + 0.714%, 12/26/69 (A)(B)	3,899,162	3,882,158
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C
7.351%, TSFR3M + 2.050%, 04/14/35 (A)(B)	6,000,000	5,993,916
OneMain Financial Issuance Trust 2023-1, Ser 2023-1A, Cl A
5.500%, 06/14/38 (B)	2,050,000	2,098,774
Pagaya AI Debt Trust 2024-3, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	2,270,000	2,287,784
Republic Finance Issuance Trust 2024-A, Ser 2024-A, Cl A
5.910%, 08/20/32 (B)	405,000	406,519
SBAP 2004-20K 1
4.880%, 11/01/24	302	301

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SBAP 2006-20B 1, Ser 2006-20B, Cl 1
5.350%, 02/01/26	$847	$838
SBAP 2006-20C 1, Ser 2006-20C, Cl 1
5.570%, 03/01/26	766	761
SBAP 2007-20C 1
5.230%, 03/01/27	808	800
Sierra Timeshare 2024-1 Receivables Funding, Ser 2024-1A, Cl C
5.940%, 01/20/43 (B)	1,529,352	1,549,913
Sierra Timeshare 2024-2 Receivables Funding, Ser 2024-2A, Cl A
5.140%, 06/20/41 (B)	1,410,000	1,418,257
SLM Student Loan Trust 2004-3, Ser 2014-3A, Cl A6B
6.171%, SOFR90A + 0.812%, 10/25/64 (A)(B)	2,297,008	2,280,188
SMB Private Education Loan Trust 2017-B, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	44,470	43,331
SMB Private Education Loan Trust 2018-A, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	527,000	513,918
SMB Private Education Loan Trust 2023-B, Ser 2023-B, Cl A1A
4.990%, 10/16/56 (B)	1,507,888	1,504,706
SMB Private Education Loan Trust 2024-A, Ser 2024-A, Cl A1A
5.240%, 03/15/56 (B)	1,800,277	1,819,419
SOUND POINT CLO XXII, Ser 2021-1A, Cl CR
7.794%, TSFR3M + 2.512%, 01/20/32 (A)(B)	3,480,000	3,476,955
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	927,590	900,493
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	938,396	910,026
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	905,275	921,045
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/51 (B)	1,140,000	1,153,104

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Sunrun Julius Issuer 2023-2, Ser 2023-2A, Cl A1
6.600%, 01/30/59 (B)	$1,249,999	$1,254,458
United States Small Business Administration, Ser 2004-20L, Cl 1
4.870%, 12/01/24	308	306
United States Small Business Administration, Ser 2005-20A, Cl 1
4.860%, 01/01/25	105	105
United States Small Business Administration, Ser 2005-20E, Cl 1
4.840%, 05/01/25	160	159
United States Small Business Administration, Ser 2005-20G, Cl 1
4.750%, 07/01/25	796	788
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	2,349	2,334
United States Small Business Administration, Ser 2005-20J, Cl 1
5.090%, 10/01/25	3,196	3,161
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	335	330
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	1,001	994
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	942	937
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	2,874	2,830
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	1,018	1,004
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	2,290	2,289
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	457,720	427,955

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	$1,233,402	$1,070,501
WB Commercial Mortgage Trust 2024-HQ, Ser HQ, Cl A
5.937%, 03/15/40 (A)(B)	500,000	504,275
		65,664,749
Total Asset-Backed Securities
(Cost $167,041,001)		168,202,655

MUNICIPAL BONDS — 2.6%

Alaska — 0.2%
City of Port Lions Alaska, RB
7.500%, 10/01/52	$3,025,000	$3,190,266

California — 1.0%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,500,000	1,538,939
California Health Facilities Financing Authority, RB
3.034%, 06/01/34	1,865,000	1,611,500
2.984%, 06/01/33	3,090,000	2,711,509
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax
6.332%, 09/01/51	1,250,000	1,310,579
3.482%, 09/01/50	2,500,000	1,818,292
City of Los Angeles California, Ser A, GO
5.000%, 09/01/42	2,500,000	2,501,547
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,101,129
3.158%, 05/15/29	1,000,000	941,232
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/53	600,000	552,072
Sacramento County Public Financing Authority, RB
5.637%, 04/01/50	2,455,000	2,583,049
State of California, GO
7.625%, 03/01/40	40,000	48,967
7.550%, 04/01/39	100,000	122,991
7.500%, 04/01/34	675,000	797,511
7.300%, 10/01/39	625,000	737,722

MUNICIPAL BONDS — continued
	Face Amount	Value
Tuolumne Wind Project Authority, RB
6.918%, 01/01/34	$1,850,000	$2,038,219
		21,415,258
Connecticut — 0.1%
Connecticut Green Bank, RB
2.900%, 11/15/35	2,500,000	2,141,521

District of Columbia — 0.1%
District of Columbia, RB
2.932%, 04/01/33	1,590,000	1,394,278

Florida — 0.1%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	1,000,000	1,044,073

Hawaii — 0.0%
City & County of Honolulu Hawaii, Ser D, RB
4.970%, 07/01/35	840,000	859,037
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	823,467	798,865
		1,657,902
Illinois — 0.1%
State of Illinois, GO
5.100%, 06/01/33	1,741,176	1,734,024

Maryland — 0.1%
Maryland Economic Development, RB
5.942%, 05/31/57	2,250,000	2,285,794

Minnesota — 0.2%
Minnesota Housing Finance Agency, Ser D, RB
5.947%, 08/01/54	1,200,000	1,207,019
5.897%, 08/01/49	1,400,000	1,411,909
		2,618,928
Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	500,000	518,987

New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB
5.540%, 02/01/29 (A)(B)	3,000,000	3,000,000
5.410%, 07/01/33 (A)(B)	850,000	850,000
		3,850,000

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
New Jersey — 0.2%
New Jersey Economic Development Authority, RB
4.934%, 03/01/25	$750,000	$748,485
New Jersey Housing & Mortgage Finance Agency, Ser C, RB
3.100%, 11/01/40	3,100,000	2,421,636
New Jersey Turnpike Authority, RB
7.414%, 01/01/40	275,000	328,098
7.102%, 01/01/41	925,000	1,076,895
		4,575,114
New York — 0.2%
Metropolitan Transportation Authority, RB
5.175%, 11/15/49	265,000	244,258
New York State Energy Research & Development Authority, Ser A, RB
4.871%, 04/01/37	2,385,000	2,180,262
New York Transportation Development, RB
6.971%, 06/30/51	2,500,000	2,570,548
		4,995,068
Ohio — 0.2%
American Municipal Power, RB
7.499%, 02/15/50	2,355,000	2,872,690
American Municipal Power, Sub-Ser, RB
6.449%, 02/15/44	1,740,000	1,909,777
American Municipal Power, Ser E-RMKT, RB
6.270%, 02/15/50	750,000	809,899
		5,592,366
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	275,000	278,074

Total Municipal Bonds
(Cost $57,260,657)		57,291,653

SOVEREIGN DEBT — 0.9%
	Face Amount	Value
BRAZIL — 0.1%
Brazilian Government International Bond
6.125%, 01/22/32	$1,500,000	$1,488,260

CANADA — 0.3%
CDP Financial MTN
1.000%, 05/26/26(B)	2,500,000	2,344,845
Export Development Canada
4.750%, 06/05/34	5,000,000	5,209,308

		7,554,153
COLOMBIA — 0.1%
Colombia Government International Bond
8.750%, 11/14/53	1,375,000	1,458,790

DOMINICAN REPUBLIC — 0.0%
Dominican Republic International Bond
6.600%, 06/01/36(B)	650,000	668,128

JAPAN — 0.1%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,000,000	999,624

NETHERLANDS — 0.1%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	500,000	503,565
1.000%, 05/28/30(B)	2,500,000	2,087,457

		2,591,022
RUSSIA — 0.0%
Serbia International Bond
6.000%, 06/12/34(B)	850,000	847,365

SUPRANATIONAL — 0.2%
European Investment Bank MTN
3.250%, 11/15/27	1,800,000	1,748,409
2.875%, 06/13/25(B)	2,500,000	2,457,542

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
SUPRANATIONAL — continued
2.125%, 04/13/26	$1,000,000	$961,732

		5,167,683
Total Sovereign Debt
(Cost $20,764,522)		20,775,025

BANK LOAN OBLIGATIONS — 0.2%

ECOLOGICAL SERVICES & EQUIPMENT — 0.2%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M + 2.500%, 05/21/29(A)	$2,261,307	$2,266,010
Vistra Zero Operating Company Term Loan
8.097%, 03/20/31	995,006	1,000,230
Total Bank Loan Obligations
(Cost $3,246,862)		3,266,240

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$326,205	$301,907

Total U.S. Government Agency Obligation
(Cost $309,408)		301,907

SHORT-TERM INVESTMENT — 0.0%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (G)
(Cost $950,844)	950,844	$950,844
Total Short-Term Investment
(Cost $950,844)		950,844
Total Investments in Securities— 98.0%
(Cost $2,246,678,281)		$2,192,568,962

Percentages are based on Net Assets of $2,236,247,297.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
U.S. 5-Year Treasury Note	1,000	Sep-2024	$226,583,808	$231,749,062	$5,165,254
Ultra 10-Year U.S. Treasury Note	1,000	Sep-2024	24,822,171	25,658,344	836,173
			$251,405,979	$257,407,406	$6,001,427

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2024 was $331,389,369 and represented 14.8% of Net Assets.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $932,172.
(E)	Perpetual security with no stated maturity date.
(F)	Zero coupon security.
(G)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2024, was $950,844.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2024 (Unaudited)

PJSC — Public Joint-Stock Company
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year RB — Revenue Bond
Ser — Series SOFR — Secured Overnight Financing Rate SOFR30A — Secured Overnight Financing Rate 30-day Average SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
USD — U.S. Dollar
USISDA05 — US Mid-Market Swap Rate 5 Year

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 28.7%
	Face Amount	Value
U.S. Treasury Bonds
3.000%, 08/15/52	$16,480,000	$12,809,337
U.S. Treasury Notes
5.413%, USBMMY3M + 0.200%, 01/31/25(A)	44,410,000	44,423,237
5.383%, USBMMY3M + 0.170%, 10/31/25(A)	14,360,000	14,367,672
5.382%, USBMMY3M + 0.169%, 04/30/25(A)	36,380,000	36,396,328
4.625%, 06/30/26	395,000	396,759
4.375%, 07/31/26	1,010,000	1,010,750
4.250%, 03/15/27	950,000	951,188
4.000%, 07/31/29	43,205,000	43,208,375
3.875%, 08/15/33	22,600,000	22,303,375
3.500%, 04/30/30	5,750,000	5,595,918

Total U.S. Treasury Obligations
(Cost $180,697,187)		181,462,939

MORTGAGE-BACKED SECURITIES — 24.6%

Agency Mortgage-Backed Obligation — 13.6%
FHLMC
4.500%, 10/01/52	$3,339,621	$3,218,265
4.500%, 09/01/52	2,605,339	2,511,189
4.000%, 07/01/52	3,916,113	3,671,866
FHLMC Multiclass Certificates Series 2024-P016, Ser P016, Cl A2
4.606%, 09/25/33 (A)	2,500,000	2,474,213
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.441%, 09/25/37 (A)	23,441,411	2,461,409
FNMA
5.000%, 11/01/52	7,983,850	7,880,062
4.500%, 09/01/52	6,444,797	6,211,941
4.000%, 07/01/52	881,551	825,830
4.000%, 06/01/52	10,984,023	10,300,951
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.646%, 08/25/48 (A)(B)	1,500,000	1,466,130
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.659%, 11/25/49 (A)(B)	1,111,948	1,102,875
GNMA
5.500%, 05/20/54	2,320,923	2,328,269
5.500%, 10/20/53	3,882,735	3,895,024
5.500%, 09/20/53	4,525,827	4,540,152
5.500%, 06/20/53	3,756,210	3,768,099
5.500%, 05/20/53	5,799,128	5,817,483

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.500%, 04/20/53	$6,179,919	$6,199,480
5.500%, 02/20/53	3,978,942	3,991,536
5.000%, 06/20/53	5,284,119	5,223,484
5.000%, 03/20/53	4,032,284	3,991,538
5.000%, 02/20/53	4,129,252	4,090,432
		85,970,228
Non-Agency Mortgage-Backed Obligation — 11.0%
Aventura Mall Trust, Ser AVM, Cl D
4.112%, 07/05/40 (A)(B)	1,500,000	1,364,406
BBCMS 2018-CHRS Mortgage Trust, Ser CHRS, Cl D
4.267%, 08/05/38 (A)(B)	1,500,000	1,274,862
BBCMS Mortgage Trust 2024-5C25, Ser 5C25, Cl C
6.643%, 03/15/57 (A)	925,000	935,414
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
6.248%, TSFR1M + 0.919%, 03/15/37 (A)(B)	2,000,000	1,880,000
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
6.647%, TSFR1M + 1.318%, 03/15/37 (A)(B)	2,400,000	2,163,065
BMO 2023-C7 Mortgage Trust, Ser C7, Cl C
7.123%, 12/15/56 (A)	750,000	801,592
BPR Trust 2023-BRK2, Ser BRK2, Cl A
6.899%, 10/05/38 (A)(B)	2,100,000	2,195,176
BPR Trust 2023-BRK2, Ser BRK2, Cl C
8.335%, 10/05/38 (A)(B)	1,500,000	1,549,187
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.543%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,250,000	1,223,437
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.819%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,432,813
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,200,000	2,090,080
Cantor Commercial Real Estate Lending 2019-CF2, Ser CF2, Cl E
2.500%, 11/15/52 (B)	2,000,000	1,415,294
CENT Trust 2023-CITY, Ser CITY, Cl A
7.949%, TSFR1M + 2.620%, 09/15/38 (A)(B)	2,300,000	2,307,187
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	461,367

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	$1,000,000	$849,944
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,816,282
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)(C)	864,922	867,242
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,249,397
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (B)	600,000	585,751
COMM Mortgage Trust, Ser 2020-CBM, Cl D
3.633%, 02/10/37 (A)(B)	275,000	267,438
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	353,971
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	447,684
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,000,000	888,581
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.824%, TSFR1M + 1.494%, 07/15/38 (A)(B)	407,888	405,519
FIVE Mortgage Trust, Ser 2023-V1, Cl C
6.297%, 02/10/56 (A)	2,223,000	2,189,910
GAM RE-REMIC TRUST 2021-FRR2, Ser FRR2, Cl AK44
1.922%, 09/27/51 (A)(B)	2,940,000	2,862,111
GAM RE-REMIC TRUST 2021-FRR2, Ser FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)(D)	1,500,000	1,168,831
GAM RE-REMIC Trust 2022-FRR3, Ser FRR3, Cl AK47
0.700%, 05/27/48 (A)(B)	600,000	569,672
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl BK44
1.691%, 09/27/51 (A)(B)	1,570,000	1,524,565
GS Mortgage Securities Corporation Trust, Ser 2021-IP, Cl A
6.394%, TSFR1M + 1.064%, 10/15/36 (A)(B)	2,000,000	1,975,000
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (B)	1,743,459	1,419,191

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	$1,000,000	$943,342
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
2.943%, 12/10/41 (A)(B)	1,500,000	1,233,143
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.131%, 10/15/48 (A)	1,750,000	1,587,578
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl B
3.986%, 10/15/48	3,375,000	3,235,929
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,340,000	2,060,623
Life Mortgage Trust, Ser 2021-BMR, Cl C
6.544%, TSFR1M + 1.214%, 03/15/38 (A)(B)	737,228	717,439
LUXE Trust, Ser 2021-TRIP, Cl E
8.195%, TSFR1M + 2.864%, 10/15/38 (A)(B)	1,500,000	1,483,594
Morgan Stanley Capital I Trust 2018-L1, Ser L1, Cl C
4.781%, 10/15/51 (A)	2,455,000	2,265,755
NJ Trust 2023-GSP, Ser GSP, Cl A
6.481%, 01/06/29 (A)(B)	1,500,000	1,569,435
NYMT Loan Trust Series 2024-BPL2, Ser 2024-BPL2, Cl A1
6.509%, 05/25/39 (B)(C)	1,580,000	1,596,654
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	860,480
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	250,000	216,989
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	802,500	675,705
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
6.700%, TSFR1M + 1.371%, 11/15/36 (A)(B)	715,000	702,934
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.748%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	438,750

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	$660,000	$520,507
UBS Commercial Mortgage Trust 2017-C3, Ser C3, Cl C
4.384%, 08/15/50 (A)	1,500,000	1,387,183
Wells Fargo Commercial Mortgage Trust 2016-C35, Ser C35, Cl C
4.176%, 07/15/48 (A)	2,000,000	1,853,166
Wells Fargo Commercial Mortgage Trust 2024-SVEN, Ser SVEN, Cl A
6.011%, 06/10/37 (B)	1,500,000	1,536,766
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	1,500,000	1,203,655
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl D
2.500%, 04/15/55 (B)	2,000,000	1,258,599
		69,883,195
Total Mortgage-Backed Securities
(Cost $155,618,778)		155,853,423

CORPORATE OBLIGATIONS — 20.5%

CONSUMER DISCRETIONARY — 0.2%
General Motors
5.400%, 10/15/29	$1,175,000	$1,188,117

CONSUMER STAPLES — 0.3%
CVS Pass-Through Trust
6.036%, 12/10/28	1,213,043	1,223,455
Delta Air Lines
4.750%, 10/20/28(B)	500,000	493,581
		1,717,036
ENERGY — 1.1%
Devon Energy
7.875%, 09/30/31	340,000	392,648
Enbridge
6.000%, 11/15/28	490,000	511,319
Energy Transfer
6.100%, 12/01/28	1,955,000	2,038,441
MidAmerican Energy
3.650%, 04/15/29	1,000,000	959,115
3.100%, 05/01/27	1,292,000	1,242,432
Occidental Petroleum
5.200%, 08/01/29	1,000,000	1,005,913

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Ovintiv
5.650%, 05/15/28	$1,000,000	$1,018,981
		7,168,849
FINANCIALS — 14.2%
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,000,000	1,027,060
Athene Global Funding
5.583%, 01/09/29(B)	2,485,000	2,528,473
1.450%, 01/08/26(B)	2,560,000	2,425,335
Aviation Capital Group
6.375%, 07/15/30(B)	1,300,000	1,364,900
Bank of America MTN
1.530%, SOFRRATE + 0.650%, 12/06/25(A)	2,500,000	2,464,825
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,300,000	1,323,745
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,479,937
Belrose Funding Trust
2.330%, 08/15/30(B)	3,335,000	2,778,454
Blackstone Private Credit Fund
2.625%, 12/15/26	2,625,000	2,432,705
Blue Owl Capital
3.750%, 07/22/25	2,075,000	2,034,392
Blue Owl Credit Income
7.750%, 01/15/29	955,000	1,008,493
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	2,390,000	2,408,607
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	499,706
Citigroup
6.080%, SOFRRATE + 0.694%, 01/25/26(A)	1,000,000	1,000,990
2.014%, SOFRRATE + 0.694%, 01/25/26(A)	1,784,000	1,753,254
1.281%, SOFRRATE + 0.528%, 11/03/25(A)	1,000,000	988,738
Conservation Fund A Nonprofit
3.474%, 12/15/29	3,000,000	2,772,362
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	1,000,000	938,884
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	948,683
Enel Finance International
5.125%, 06/26/29(B)	2,000,000	2,004,504

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Equitable Financial Life Global Funding MTN
1.300%, 07/12/26(B)	$750,000	$697,517
Fifth Third Bancorp
6.339%, SOFRRATE + 2.340%, 07/27/29(A)	1,325,000	1,377,273
Glencore Funding
5.400%, 05/08/28(B)	890,000	899,658
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	1,000,000	986,075
0.855%, SOFRRATE + 0.609%, 02/12/26(A)	500,000	487,647
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,503,012
HAT Holdings I
8.000%, 06/15/27(B)	500,000	522,843
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/29(A)	1,360,000	1,410,334
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,000,000	964,326
Inter-American Development Bank
5.664%, SOFRINDX + 0.280%, 04/12/27(A)	1,000,000	1,000,210
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,484,785
International Bank for Reconstruction & Development
0.000%, 03/31/27(D)	2,500,000	2,320,777
0.000%, 03/31/28(D)	1,000,000	977,039
International Development Association
0.875%, 04/28/26(B)	1,000,000	939,096
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	939,155
Jackson National Life Global Funding
5.550%, 07/02/27(B),(E)	1,425,000	1,440,891
JPMorgan Chase
0.768%, SOFRRATE + 0.490%, 08/09/25(A)	1,000,000	998,924
KeyBank
4.700%, 01/26/26	700,000	691,371
4.150%, 08/08/25	1,250,000	1,233,277
KeyCorp MTN
2.250%, 04/06/27	1,015,000	937,318
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	893,420

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Liberty Mutual Insurance
7.875%, 10/15/26(B)	$1,250,000	$1,305,821
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	1,000,000	836,789
Morgan Stanley MTN
0.864%, SOFRRATE + 0.745%, 10/21/25(A)	1,000,000	989,282
NHP Foundation
5.850%, 12/01/28	250,000	259,408
NongHyup Bank MTN
4.875%, 07/03/28(B)	660,000	663,781
Nuveen
5.550%, 01/15/30(B)	980,000	1,002,431
Oaktree Strategic Credit Fund
8.400%, 11/14/28(B)	1,200,000	1,290,540
OMERS Finance Trust
3.500%, 04/19/32	2,000,000	1,865,948
OPEC Fund for International Development
4.500%, 01/26/26(B)	1,000,000	993,559
OWS Cre Funding I
10.367%, ICE LIBOR USD 1 MONTH + 4.900%, 09/15/24(A)(B)	1,219,447	1,220,083
Principal Life Global Funding II MTN
5.500%, 06/28/28(B)	1,595,000	1,619,417
Prudential Financial
5.700%, US0003M + 2.665%, 09/15/48(A)	2,115,000	2,080,004
1.500%, 03/10/26	1,000,000	948,858
RWE Finance US
5.875%, 04/16/34(B)	350,000	359,260
Santander UK Group Holdings
1.532%, H15T1Y + 1.250%, 08/21/26(A)	2,580,000	2,473,936
Smurfit Kappa Treasury ULC
5.200%, 01/15/30(B)	2,250,000	2,279,063
Starwood Property Trust
7.250%, 04/01/29‡(B)	500,000	513,945
Truist Bank
2.636%, H15T5Y + 1.150%, 09/17/29(A)	2,000,000	1,973,021
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/29(A)	1,965,000	2,110,891
UBS Group
5.617%, USISSO01 + 1.340%, 09/13/30(A)(B)	2,000,000	2,039,275
USAA Capital
2.125%, 05/01/30(B)	1,825,000	1,593,789

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Wells Fargo MTN
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	$1,000,000	$991,510
WLB Asset II D Pte
6.500%, 12/21/26(B)	1,000,000	944,288
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,000,000	1,048,949
		90,292,843
INDUSTRIALS — 0.3%
Mileage Plus Holdings
6.500%, 06/20/27(B)	2,022,000	2,039,662

INFORMATION TECHNOLOGY — 0.5%
Apple
3.000%, 06/20/27	2,165,000	2,084,543
Intel
4.150%, 08/05/32	1,000,000	955,160
		3,039,703
MATERIALS — 0.6%
Air Products and Chemicals
4.800%, 03/03/33	500,000	501,255
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	685,000	706,736
Celanese US Holdings
6.350%, 11/15/28	1,790,000	1,865,538
LG Chemical
3.250%, 10/15/24(B)	700,000	696,900
		3,770,429
REAL ESTATE — 0.2%
ERP Operating
4.150%, 12/01/28‡	1,000,000	978,004

UTILITIES — 3.1%
Alexander Funding Trust II
7.467%, 07/31/28(B)	1,345,000	1,435,346
Avangrid
3.800%, 06/01/29	2,000,000	1,896,383
3.150%, 12/01/24	1,000,000	991,944
Columbia Pipelines Holding
6.042%, 08/15/28(B)	445,000	461,265
Consumers 2023 Securitization Funding
5.550%, 03/01/28	1,000,000	1,003,688
Continental Wind
6.000%, 02/28/33(B)	983,992	985,023
Electricite de France
5.700%, 05/23/28(B)	1,800,000	1,846,488
3.625%, 10/13/25(B)	500,000	490,928

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
NextEra Energy Operating Partners
7.250%, 01/15/29(B)	$1,016,000	$1,055,071
Oncor Electric Delivery
0.550%, 10/01/25	1,000,000	950,729
Palomino Funding Trust I
7.233%, 05/17/28(B)	2,400,000	2,552,460
PG&E Recovery Funding
4.838%, 06/01/33	2,500,000	2,516,603
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,009,590
Solar Star Funding
3.950%, 06/30/35(B)	692,527	629,652
Southern Power
4.150%, 12/01/25	1,000,000	988,731
0.900%, 01/15/26	1,000,000	941,808
		19,755,709
Total Corporate Obligations
(Cost $129,274,880)		129,950,352

ASSET-BACKED SECURITIES — 19.2%

Automotive — 13.1%
American Credit Acceptance Receivables Trust 2021-4, Ser 2021-4, Cl E
3.120%, 02/14/28 (B)	$1,555,000	$1,516,222
American Credit Acceptance Receivables Trust 2023-3, Ser 2023-3, Cl D
6.820%, 10/12/29 (B)	1,450,000	1,473,553
American Credit Acceptance Receivables Trust 2023-4, Ser 2023-4, Cl C
6.990%, 09/12/30 (B)	3,000,000	3,065,592
American Credit Acceptance Receivables Trust 2024-1, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	1,630,000	1,632,694
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl D
1.820%, 02/14/28 (B)	428,739	421,946
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl D
4.850%, 06/13/28 (B)	3,400,000	3,371,204
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl D
5.830%, 10/13/28 (B)	2,895,000	2,894,486

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (B)	$2,345,000	$2,363,363
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	217,512	206,152
CPS Auto Receivables Trust 2023-D, Ser 2023-D, Cl D
7.800%, 01/15/30 (B)	3,555,000	3,725,293
CPS Auto Receivables Trust, Ser 2021-D, Cl D
2.310%, 12/15/27 (B)	1,000,000	974,772
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	500,000	504,664
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (B)	1,800,000	1,821,349
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	1,978,442
Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.450%, 01/16/29	1,209,621	1,183,999
Exeter Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D
6.320%, 08/15/29	3,142,000	3,182,921
Exeter Automobile Receivables Trust 2023-4, Ser 2023-4A, Cl D
6.950%, 12/17/29	2,400,000	2,466,779
Exeter Automobile Receivables Trust 2024-1, Ser 2024-1A, Cl D
5.840%, 06/17/30	1,005,000	1,014,121
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/27 (B)	575,000	573,493
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl E
3.440%, 08/17/26 (B)	2,120,000	2,088,323
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	1,304,608	1,255,508
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	500,000	490,914
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	2,070,000	2,099,205

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	$505,000	$504,792
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,430,000	3,515,828
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,121,809
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,680,000	1,706,337
Flagship Credit Auto Trust 2023-3, Ser 2023-3, Cl D
6.580%, 08/15/29 (B)	674,000	687,580
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	1,000,000	950,409
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	740,000	692,734
GLS Auto Receivables Issuer Trust 2023-2, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	430,000	434,765
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl D
7.480%, 04/15/27 (B)	2,000,000	2,010,797
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (B)	2,000,000	1,938,210
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (B)	1,700,000	1,645,202
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl D
3.970%, 01/18/28 (B)	4,080,000	3,985,813
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	1,000,000	1,004,057
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (B)	500,000	504,975
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/25 (B)	1,250,000	1,235,484
Octane Receivables Trust 2023-1, Ser 2023-1A, Cl D
7.760%, 03/20/30 (B)	1,080,000	1,129,010
Octane Receivables Trust 2023-2, Ser 2023-2A, Cl D
7.380%, 06/20/31 (B)	3,779,000	3,933,122

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Octane Receivables Trust 2023-3, Ser 2023-3A, Cl D
7.580%, 09/20/29 (B)	$1,000,000	$1,047,620
Octane Receivables Trust 2024-1, Ser 2024-1A, Cl D
6.430%, 10/21/30 (B)	1,295,000	1,318,305
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (B)	135,340	133,141
Santander Drive Auto Receivables Trust 2023-S1, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	873,206	879,992
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.130%, 11/16/26	327,517	322,810
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/29	2,500,000	2,484,715
Tesla Auto Lease Trust 2024-A, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,172,987
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/25 (B)	630,790	631,162
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (B)	1,000,000	1,002,807
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (B)	600,000	604,274
Westlake Automobile Receivables Trust 2021-1, Ser 2021-1A, Cl E
2.330%, 08/17/26 (B)	1,716,000	1,675,772
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl D
5.480%, 09/15/27 (B)	1,255,000	1,252,604
		82,832,108
Other Asset-Backed Securities — 6.1%
Blackrock MT Hood CLO X, Ser 2023-1A, Cl A1
7.825%, TSFR3M + 2.500%, 04/20/35 (A)(B)	1,415,000	1,419,010
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (B)	1,455,000	1,340,693
Carlyle Direct Lending CLO 2015-1R, Ser 2024-1A, Cl A11A
7.115%, TSFR3M + 1.800%, 07/15/36 (A)(B)	2,710,000	2,708,409

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Carlyle Global Market Strategies CLO 2015-5, Ser 2024-5A, Cl A2R3
6.932%, TSFR3M + 1.650%, 01/20/32 (A)(B)	$1,930,000	$1,928,977
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	1,220,306	1,111,563
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	472,675	365,193
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,000,000	1,015,346
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,014,614
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	300,000	307,013
Golub Capital Partners Clo 47M, Ser 2024-47A, Cl A1AR
6.952%, TSFR3M + 1.620%, 08/05/37 (A)(B)	1,385,000	1,385,000
Guggenheim MM CLO, Ser 2021-3A, Cl A
7.094%, TSFR3M + 1.812%, 01/21/34 (A)(B)	2,000,000	2,002,016
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,333,750	1,162,780
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.599%, 03/25/36 (A)	40,889	1,252
Jersey Mike's Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (B)	1,637,625	1,588,016
Katayma CLO I, Ser 2023-1A, Cl A1
7.282%, TSFR3M + 2.000%, 10/20/36 (A)(B)	2,990,000	3,017,831
KKR CLO 45a, Ser 2024-45A, Cl C
7.803%, TSFR3M + 2.500%, 04/15/35 (A)(B)	2,350,000	2,355,208
MetroNet Infrastructure Issuer, Ser 2024-1A, Cl B
7.590%, 04/20/54 (B)	3,000,000	3,083,960
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,120,495	900,482
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	1,000,000	764,511

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Octagon Investment Partners 26, Ser 2018-1A, Cl CR
7.363%, TSFR3M + 2.062%, 07/15/30 (A)(B)	$1,000,000	$998,845
Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust 2024-6, Ser 2024-6, Cl C
7.068%, 11/15/31 (B)	2,052,500	2,064,281
Pagaya AI Debt Trust 2024-3, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	2,120,000	2,135,645
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	942,960	849,888
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (B)	1,714,500	1,648,868
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	927,590	900,493
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	938,396	910,026
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	228,860	213,978
Westgate Resorts 2023-1, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	1,576,315	1,587,467
		38,781,365
Total Asset-Backed Securities
(Cost $121,273,956)		121,613,473

MUNICIPAL BONDS — 2.1%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$465,000	$485,896

California — 0.6%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,456,863
5.950%, 08/01/29	825,000	838,387
California Earthquake Authority, Ser A, RB
5.750%, 11/01/24	300,000	300,179
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	933,835
		3,529,264

MUNICIPAL BONDS — continued
	Face Amount	Value
District of Columbia — 0.1%
District of Columbia, RB
3.850%, 02/28/25	$500,000	$495,448

Florida — 0.1%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	750,000	783,055

Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	823,467	798,865

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	493,156
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,230,703
		1,723,859
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	234,358	23

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	250,000	259,494

New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB
5.540%, 02/01/29 (A)(B)	2,000,000	2,000,000
5.410%, 07/01/33 (A)(B)	850,000	850,000
		2,850,000
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
4.621%, 04/01/27	820,000	810,169
4.480%, 04/01/25	500,000	496,610
		1,306,779
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	230,000	232,571

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2024 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Virginia — 0.2%
Fairfax County Economic Development Authority, RB
5.589%, 10/01/24	$1,000,000	$1,000,834

Total Municipal Bonds
(Cost $13,622,464)		13,466,088

SOVEREIGN DEBT — 2.0%

CANADA — 0.1%
CDP Financial MTN
1.000%, 05/26/26(B)	$1,000,000	$937,938

FRANCE — 0.2%
Caisse d'Amortissement de la Dette Sociale
3.000%, 05/17/25(B)	1,000,000	984,314

JAPAN — 0.4%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,000,000	999,624
1.625%, 01/20/27	1,500,000	1,401,574

		2,401,198
NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	400,000	402,852
1.000%, 05/28/30(B)	1,000,000	834,983

		1,237,835
SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(B)	250,000	250,495

SUPRANATIONAL — 0.9%
European Investment Bank
3.250%, 11/15/27	700,000	679,937
2.875%, 06/13/25	3,500,000	3,440,559
2.375%, 05/24/27	1,253,000	1,192,360
2.125%, 04/13/26	500,000	480,866

		5,793,722

SOVEREIGN DEBT — continued
	Face Amount	Value
UNITED STATES — 0.2%
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/25	$1,000,000	$977,706

Total Sovereign Debt
(Cost $12,718,126)		12,583,208

BANK LOAN OBLIGATIONS — 0.5%

ECOLOGICAL SERVICES & EQUIPMENT — 0.5%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M + 2.500%, 05/21/29(A)	$2,261,307	$2,266,010
Vistra Zero Operating Company Term Loan
8.097%, 03/20/31	995,006	1,000,230
Total Bank Loan Obligations
(Cost $3,246,957)		3,266,240

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%

United States International Development Finance
1.790%, 10/15/29	$260,964	$241,525

Total U.S. Government Agency Obligation
(Cost $247,526)		241,525

SHORT-TERM INVESTMENT — 0.1%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (F)
(Cost $621,000)	621,000	$621,000
Total Short-Term Investment
(Cost $621,000)		621,000
Total Investments in Securities— 97.8%
(Cost $617,320,874)		$619,058,248

Percentages are based on Net Assets of $632,878,898.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2024 (Unaudited)

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
U.S. 5-Year Treasury Note	1,000	Sep-2024	$85,018,079	$86,959,844	$1,941,765

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2024 was $212,363,705 and represented 33.6% of Net Assets.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $607,591.
(F)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2024, was $621,000.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE— Intercontinental Exchange
IO— Interest Only
LIBOR — London Interbank Offer Rate
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFRRATE — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%
	Shares	Value
COMMUNICATION SERVICES — 9.3%
Alphabet, Cl A	501,590	$86,042,749
Alphabet, Cl C	418,826	72,519,722
AT&T	782,821	15,069,304
Charter Communications, Cl A *	8,151	3,095,098
Comcast, Cl A	325,805	13,445,972
Electronic Arts	20,248	3,056,233
Fox, Cl A	19,286	733,639
Fox, Cl B	10,942	387,675
Interpublic Group of	31,379	1,009,462
Match Group *	22,104	843,047
Meta Platforms, Cl A	182,387	86,602,819
Netflix *	35,863	22,534,516
News, Cl A	31,532	869,653
News, Cl B	9,537	271,709
Omnicom Group	16,290	1,597,072
Paramount Global, Cl B	41,180	470,276
Take-Two Interactive Software *	13,216	1,989,404
T-Mobile US	96,153	17,526,769
Verizon Communications	477,765	19,359,038
Walt Disney	151,698	14,212,586
Warner Bros Discovery *	185,627	1,605,673
		363,242,416
CONSUMER DISCRETIONARY — 9.8%
Airbnb, Cl A *	36,745	5,128,132
Amazon.com *	764,533	142,952,380
Aptiv *	22,637	1,570,781
AutoZone *	1,440	4,512,514
Bath & Body Works	18,627	684,542
Best Buy	15,995	1,383,888
Booking Holdings	2,824	10,491,188
BorgWarner	18,942	668,842
CarMax *	13,061	1,102,871
Carnival *	84,022	1,399,807
Chipotle Mexican Grill, Cl A *	114,300	6,208,776
Darden Restaurants	9,934	1,453,245
Deckers Outdoor *	2,136	1,970,738
Domino's Pizza	2,903	1,244,516
DR Horton	24,667	4,438,333
eBay	42,075	2,339,791
Etsy *	9,707	632,314
Expedia Group *	10,565	1,348,834
Ford Motor	326,417	3,531,832
Garmin	12,789	2,190,116
General Motors	94,916	4,206,677
Genuine Parts	11,593	1,705,446
Hasbro	10,885	701,647
Hilton Worldwide Holdings	20,811	4,467,497
Home Depot	82,480	30,365,837
Lennar, Cl A	20,379	3,605,656
LKQ	22,220	922,130

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Lowe's	47,622	$11,691,677
Lululemon Athletica *	9,536	2,466,582
Marriott International, Cl A	19,968	4,538,726
McDonald's	59,980	15,918,692
Mohawk Industries *	4,412	710,641
NIKE, Cl B	100,835	7,548,508
Norwegian Cruise Line Holdings *	35,671	657,417
NVR *	261	2,246,552
O'Reilly Automotive *	4,902	5,521,319
Pool	3,190	1,193,188
PulteGroup	17,506	2,310,792
Ralph Lauren, Cl A	3,250	570,668
Ross Stores	27,907	3,997,120
Starbucks	94,285	7,349,516
Tapestry	19,110	766,120
Tesla *	230,921	53,589,836
TJX	94,255	10,652,700
Tractor Supply	8,973	2,362,770
Ulta Beauty *	3,990	1,455,911
Yum! Brands	23,439	3,113,402
		379,890,467
CONSUMER STAPLES — 6.7%
Archer-Daniels-Midland	41,149	2,551,650
Brown-Forman, Cl B	14,873	671,665
Bunge Global	11,785	1,240,135
Campbell Soup	16,687	781,953
Clorox	14,077	1,857,179
Coca-Cola	622,538	41,548,186
Colgate-Palmolive	150,243	14,902,603
Conagra Brands	39,810	1,207,039
Constellation Brands, Cl A	24,504	6,007,401
Costco Wholesale	51,366	42,222,852
Dollar General	18,283	2,201,090
Dollar Tree *	17,247	1,799,552
Estee Lauder, Cl A	19,394	1,931,836
General Mills	64,960	4,361,414
Hershey	15,649	3,090,364
Hormel Foods	24,117	774,397
J M Smucker	8,837	1,042,324
Kellanova	40,794	2,372,171
Kenvue	171,481	3,170,684
Keurig Dr Pepper	144,190	4,942,833
Kimberly-Clark	57,867	7,814,938
Kraft Heinz	65,656	2,311,748
Kroger	55,742	3,037,939
Lamb Weston Holdings	11,986	719,400
McCormick	20,961	1,614,207
Molson Coors Beverage, Cl B	15,128	799,515
Mondelez International, Cl A	163,528	11,177,139
Monster Beverage *	98,608	5,073,381

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
PepsiCo	192,980	$33,321,857
Sysco	41,418	3,174,690
Target	38,503	5,791,236
Tyson Foods, Cl A	23,777	1,448,019
Walgreens Boots Alliance	59,637	707,891
Walmart	650,134	44,625,198
		260,294,486
ENERGY — 3.8%
APA	29,952	934,203
Baker Hughes, Cl A	83,031	3,214,960
Chevron	142,647	22,890,564
ConocoPhillips	97,337	10,823,875
Coterra Energy	61,939	1,598,026
Devon Energy	52,580	2,472,837
Diamondback Energy	14,843	3,002,887
EOG Resources	47,831	6,064,971
Equities	49,400	1,704,794
Exxon Mobil	410,829	48,720,207
Halliburton	73,713	2,556,367
Hess	23,002	3,528,967
Kinder Morgan	160,714	3,395,887
Marathon Oil	46,941	1,316,695
Marathon Petroleum	29,323	5,190,758
Occidental Petroleum	55,387	3,368,637
ONEOK	48,596	4,049,505
Phillips 66	35,284	5,133,116
Schlumberger	118,942	5,743,709
Targa Resources	18,453	2,496,322
Valero Energy	27,215	4,401,210
Williams	101,447	4,356,134
		146,964,631
FINANCIALS — 13.2%
Aflac	43,044	4,105,537
Allstate	21,965	3,758,651
American Express	47,294	11,967,274
American International Group	55,226	4,375,556
Ameriprise Financial	8,267	3,555,389
Aon, Cl A	18,096	5,944,717
Arch Capital Group *	31,137	2,982,302
Arthur J Gallagher	18,185	5,155,266
Assurant	4,327	756,662
Bank of America	566,269	22,826,303
Bank of New York Mellon	62,195	4,047,029
Berkshire Hathaway, Cl B *	169,499	74,325,311
BlackRock, Cl A	11,626	10,190,189
Blackstone	59,478	8,454,798
Brown & Brown	19,700	1,958,771
Capital One Financial	31,801	4,814,671
Cboe Global Markets	8,752	1,606,079
Charles Schwab	124,249	8,099,792
Chubb	33,795	9,315,930

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Cincinnati Financial	13,030	$1,701,979
Citigroup	158,781	10,301,711
Citizens Financial Group	37,849	1,615,017
CME Group, Cl A	29,967	5,804,908
Corpay *	5,848	1,706,563
Discover Financial Services	20,857	3,003,200
Everest Group	3,617	1,421,011
FactSet Research Systems	3,172	1,310,321
Fidelity National Information Services	46,327	3,559,303
Fifth Third Bancorp	56,926	2,410,247
Fiserv *	48,696	7,965,205
Franklin Resources	24,960	570,835
Global Payments	21,244	2,159,240
Globe Life	6,960	645,470
Goldman Sachs Group	26,838	13,661,347
Hartford Financial Services Group	24,615	2,730,296
Huntington Bancshares	120,651	1,803,732
Intercontinental Exchange	47,738	7,235,171
Invesco	37,486	647,008
Jack Henry & Associates	6,067	1,040,369
JPMorgan Chase	239,000	50,859,200
KeyCorp	78,467	1,265,673
Loews	15,143	1,210,683
M&T Bank	13,887	2,390,925
MarketAxess Holdings	3,154	705,014
Marsh & McLennan	41,008	9,127,151
Mastercard, Cl A	69,671	32,307,139
MetLife	49,729	3,821,674
Moody's	13,070	5,966,194
Morgan Stanley	104,148	10,749,115
MSCI, Cl A	6,594	3,565,771
Nasdaq	31,717	2,146,607
Northern Trust	17,036	1,510,241
PayPal Holdings *	87,099	5,729,372
PNC Financial Services Group	33,117	5,997,489
Principal Financial Group	17,939	1,462,208
Progressive	75,972	16,267,125
Prudential Financial	29,878	3,744,311
Raymond James Financial	15,526	1,801,016
Regions Financial	76,180	1,704,147
S&P Global	26,641	12,913,692
State Street	25,076	2,130,708
Synchrony Financial	33,461	1,699,484
T Rowe Price Group	18,585	2,122,593
Travelers	19,058	4,124,913
Truist Financial	111,334	4,975,516
US Bancorp	129,838	5,827,129
Visa, Cl A	139,692	37,111,974
W R Berkley	25,218	1,390,241
Wells Fargo	290,135	17,216,611

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Willis Towers Watson	8,509	$2,401,920
		513,778,996
HEALTH CARE — 9.8%
Align Technology *	5,827	1,351,165
Baxter International	72,600	2,600,532
Boston Scientific *	410,145	30,301,513
Cardinal Health	56,426	5,689,434
Cencora, Cl A	51,197	12,178,742
Centene *	108,000	8,307,360
Cigna Group	43,481	15,160,520
CVS Health	184,839	11,151,337
DaVita *	21,429	2,927,630
Dexcom *	33,113	2,245,724
Edwards Lifesciences *	131,734	8,305,829
Elevance Health	54,405	28,945,092
GE HealthCare Technologies	75,000	6,347,250
Henry Schein *	31,430	2,261,074
Hologic *	93,981	7,669,789
Humana	19,133	6,918,684
IDEXX Laboratories *	10,533	5,014,972
Insulet *	5,829	1,132,866
Intuitive Surgical *	42,310	18,811,449
IQVIA Holdings *	111,635	27,487,886
McKesson	33,700	20,793,574
Medtronic	223,190	17,926,621
Mettler-Toledo International *	16,417	24,970,749
Molina Healthcare *	13,700	4,675,399
Quest Diagnostics	45,067	6,413,034
ResMed	19,393	4,135,557
Solventum *	11,458	674,662
STERIS	23,915	5,709,945
Stryker	79,519	26,038,497
Teleflex	8,822	1,948,956
West Pharmaceutical Services	62,692	19,194,410
Zimmer Biomet Holdings	47,565	5,296,363
Zoetis, Cl A	209,233	37,670,309
		380,256,924
INDUSTRIALS — 7.8%
3M	52,687	6,720,227
A O Smith	10,056	855,162
Allegion	7,277	995,566
American Airlines Group *	54,576	580,689
AMETEK	21,469	3,724,442
Automatic Data Processing	34,064	8,945,888
Axon Enterprise *	5,904	1,771,259
Broadridge Financial Solutions	9,836	2,104,904
Builders FirstSource *	10,158	1,700,144
Carrier Global	69,786	4,753,124
Caterpillar	40,702	14,091,032
CH Robinson Worldwide	9,772	870,197
Cintas	15,396	11,761,620

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Copart *	72,792	$3,809,205
CSX	162,682	5,710,138
Cummins	11,384	3,321,851
Dayforce *	13,170	780,718
Deere	21,545	8,014,309
Dover	11,579	2,133,547
Eaton	57,232	17,443,741
Emerson Electric	47,707	5,586,967
Equifax	10,288	2,874,159
Expeditors International of Washington	11,756	1,467,384
Fastenal	77,229	5,463,952
FedEx	18,842	5,694,994
Fortive	29,250	2,101,612
GE Vernova *	22,812	4,065,966
Generac Holdings *	5,045	785,406
General Electric	124,331	21,161,136
Howmet Aerospace	32,309	3,091,971
Hubbell, Cl B	4,468	1,767,764
IDEX	6,300	1,313,424
Illinois Tool Works	23,519	5,815,778
Ingersoll Rand	44,143	4,431,957
JB Hunt Transport Services	6,785	1,174,823
Johnson Controls International	56,024	4,007,957
Masco	18,291	1,423,954
Nordson	4,522	1,131,992
Norfolk Southern	18,802	4,692,227
Old Dominion Freight Line	14,829	3,116,759
Otis Worldwide	33,632	3,178,224
PACCAR	43,574	4,299,011
Parker-Hannifin	10,698	6,003,290
Paychex	26,663	3,413,397
Paycom Software	4,001	667,327
Pentair	13,788	1,211,552
Quanta Services	12,183	3,233,125
Republic Services, Cl A	32,114	6,240,392
Rockwell Automation	9,488	2,643,831
Rollins	23,370	1,119,657
Snap-on	4,388	1,259,488
Southwest Airlines	49,771	1,340,831
Stanley Black & Decker	12,771	1,348,873
Trane Technologies	37,879	12,662,192
TransDigm Group	7,158	9,264,027
Uber Technologies *	173,900	11,211,333
Union Pacific	50,779	12,528,703
United Airlines Holdings *	27,338	1,241,692
United Parcel Service, Cl B	60,706	7,914,241
United Rentals	5,542	4,195,848
Veralto	18,284	1,948,343
Verisk Analytics, Cl A	11,874	3,108,020
Waste Management	52,753	10,690,923

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Westinghouse Air Brake Technologies	19,178	$3,090,535
WW Grainger	3,639	3,554,612
Xylem	20,178	2,693,763
		301,321,175
INFORMATION TECHNOLOGY — 32.1%
Accenture, Cl A	52,327	17,300,353
Adobe *	37,286	20,568,822
Advanced Micro Devices *	134,521	19,435,594
Akamai Technologies *	12,685	1,246,682
Amphenol, Cl A	99,939	6,422,080
Analog Devices	41,273	9,549,747
ANSYS *	7,266	2,278,835
Apple	1,199,636	266,415,163
Applied Materials	69,153	14,674,267
Arista Networks *	21,125	7,320,869
Autodesk *	17,804	4,406,846
Broadcom	425,793	68,416,419
Cadence Design Systems *	22,649	6,062,231
CDW	11,186	2,439,778
Cisco Systems	337,050	16,330,073
Cognizant Technology Solutions, Cl A	41,401	3,133,228
Crowdstrike Holdings, Cl A *	19,198	4,453,168
Enphase Energy *	11,324	1,303,506
EPAM Systems *	4,825	1,038,002
F5 *	4,878	993,356
Fair Isaac *	2,057	3,291,200
First Solar *	8,909	1,924,255
Fortinet *	52,815	3,065,383
Gartner *	6,461	3,238,188
Gen Digital	45,848	1,191,590
GoDaddy, Cl A *	11,730	1,706,128
Hewlett Packard Enterprise	108,219	2,154,640
HP	71,823	2,592,092
Intel	354,266	10,890,137
International Business Machines	76,453	14,689,679
Intuit	23,302	15,084,550
Jabil	10,037	1,130,869
Juniper Networks	26,999	1,017,592
Keysight Technologies *	14,528	2,027,673
KLA	11,838	9,743,503
Lam Research	10,881	10,024,012
Microchip Technology	44,928	3,988,708
Micron Technology	97,408	10,697,347
Microsoft	667,508	279,251,972
Monolithic Power Systems	4,051	3,496,378
Motorola Solutions	13,881	5,537,408
NetApp	17,176	2,181,008
NVIDIA	2,056,750	240,680,885
NXP Semiconductors	21,280	5,600,045

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
ON Semiconductor *	35,800	$2,801,350
Oracle	132,675	18,501,529
Palo Alto Networks *	26,891	8,732,314
PTC *	9,966	1,772,453
Qorvo *	8,035	962,593
QUALCOMM	93,048	16,837,036
Roper Technologies	8,909	4,853,178
Salesforce	80,834	20,919,839
Seagate Technology Holdings	16,253	1,660,569
ServiceNow *	17,062	13,895,122
Skyworks Solutions	13,354	1,517,281
Super Micro Computer *	4,191	2,940,615
Synopsys *	12,696	7,088,431
TE Connectivity	25,486	3,933,255
Teledyne Technologies *	3,947	1,665,081
Teradyne	12,993	1,704,162
Texas Instruments	76,344	15,559,671
Trimble *	20,300	1,107,162
Tyler Technologies *	3,533	2,007,133
VeriSign *	7,212	1,348,716
Western Digital *	27,147	1,820,206
Zebra Technologies, Cl A *	4,279	1,502,742
		1,242,124,699
MATERIALS — 2.4%
Air Products and Chemicals	18,502	4,881,753
Albemarle	9,760	914,219
Amcor	120,335	1,267,128
Avery Dennison	6,704	1,453,628
Ball	25,868	1,651,154
Celanese, Cl A	8,363	1,180,437
CF Industries Holdings	15,204	1,161,434
Corteva	58,039	3,255,988
Dow	58,528	3,188,020
DuPont de Nemours	34,765	2,909,831
Eastman Chemical	9,792	1,011,807
Ecolab	25,703	5,929,425
FMC	10,426	608,461
Freeport-McMoRan	119,551	5,428,811
International Flavors & Fragrances	21,244	2,113,353
International Paper	28,930	1,344,666
Linde	51,988	23,576,558
LyondellBasell Industries, Cl A	21,395	2,127,947
Martin Marietta Materials	5,130	3,043,886
Mosaic	26,766	796,824
Newmont	96,001	4,710,769
Nucor	19,955	3,251,468
Packaging Corp of America	7,419	1,482,836
PPG Industries	19,588	2,487,284
Sherwin-Williams	19,414	6,810,431
Smurfit WestRock	43,241	1,938,926

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Steel Dynamics	12,293	$1,637,673
Vulcan Materials	11,007	3,021,532
		93,186,249
REAL ESTATE — 2.3%
American Tower ‡	45,474	10,022,470
AvalonBay Communities ‡	12,274	2,515,188
BXP ‡	12,072	860,854
Camden Property Trust ‡	8,867	982,020
CBRE Group, Cl A *	25,102	2,829,246
CoStar Group *	34,000	2,652,680
Crown Castle International ‡	36,164	3,980,933
Digital Realty Trust ‡	28,592	4,274,218
Equinix ‡	7,899	6,242,106
Equity Residential ‡	28,682	1,997,128
Essex Property Trust ‡	5,344	1,487,556
Extra Space Storage ‡	17,621	2,812,664
Federal Realty Investment Trust ‡	6,214	693,793
Host Hotels & Resorts ‡	58,691	1,027,679
Invitation Homes ‡	47,900	1,689,433
Iron Mountain ‡	59,360	6,087,962
Kimco Realty ‡	55,555	1,207,210
Mid-America Apartment Communities ‡	9,723	1,358,984
Prologis ‡	77,055	9,712,783
Public Storage ‡	14,879	4,402,994
Realty Income ‡	72,430	4,159,655
Regency Centers ‡	13,687	921,682
SBA Communications, Cl A ‡	8,942	1,963,127
Simon Property Group ‡	27,127	4,162,367
UDR ‡	25,183	1,009,083
Welltower ‡	76,167	8,473,579
Weyerhaeuser ‡	60,669	1,926,847
		89,454,241
UTILITIES — 2.5%
Alliant Energy	21,300	1,185,558
American Water Works	16,215	2,308,367
Atmos Energy	12,557	1,605,789
CenterPoint Energy	53,286	1,478,687
CMS Energy	24,837	1,609,438
Consolidated Edison	34,085	3,323,969
Constellation Energy	44,223	8,393,589
Dominion Energy	69,767	3,729,744
Edison International	31,987	2,559,280
Entergy	17,772	2,061,019
Eversource Energy	29,269	1,899,851
Exelon	83,213	3,095,524
FirstEnergy	73,757	3,091,156
NextEra Energy	214,088	16,354,182
NRG Energy	52,178	3,922,220
PG&E	177,900	3,246,675

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Pinnacle West Capital	9,404	$804,888
Public Service Enterprise Group	109,646	8,746,461
Sempra	108,414	8,679,625
Southern	211,543	17,668,071
		95,764,093
Total Common Stock
(Cost $1,834,666,752)		3,866,278,377

RIGHTS — 0.0%
	Number of Rights
Abiomed* (A)(B)	5,594	$—

Total Rights
(Cost $–)		—
Total Investments in Securities— 99.7%
(Cost $1,834,666,752)		$3,866,278,377

Percentages are based on Net Assets of $3,878,583,026.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	50	Sep-2024	$9,722,125	$9,726,500	$4,375

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Expiration date not available.

Cl — Class

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%
	Shares	Value
COMMUNICATION SERVICES — 3.0%
AMC Networks, Cl A *,(A)	15,819	$176,065
Cable One	1,984	820,146
Cargurus, Cl A *	35,420	879,124
Cars.com *	27,160	560,039
Cinemark Holdings *	48,368	1,140,518
Cogent Communications Holdings	19,188	1,354,481
Consolidated Communications Holdings *	43,106	198,288
EchoStar, Cl A *	54,456	1,093,470
Gogo *	30,251	274,679
IAC *	31,335	1,654,801
John Wiley & Sons, Cl A	18,867	900,899
Lumen Technologies *	467,275	1,471,916
Madison Square Garden Sports *	7,319	1,466,801
QuinStreet *	24,510	458,337
Scholastic	11,797	369,600
Shenandoah Telecommunications	24,128	513,685
Shutterstock	10,691	472,756
TechTarget *	11,660	373,120
Telephone and Data Systems	45,788	970,706
Thryv Holdings *	13,745	267,753
TripAdvisor *	49,273	868,683
Yelp, Cl A *	29,405	1,071,224
		17,357,091
CONSUMER DISCRETIONARY — 13.3%
Abercrombie & Fitch, Cl A *	100	14,748
Academy Sports & Outdoors	32,224	1,742,352
Adtalem Global Education *	17,582	1,378,605
Advance Auto Parts	26,440	1,674,445
American Axle & Manufacturing Holdings *	52,880	392,898
American Eagle Outfitters	81,891	1,805,697
Asbury Automotive Group *	8,806	2,370,751
BJ's Restaurants *	12,169	384,297
Bloomin' Brands	41,452	864,274
Boot Barn Holdings *	13,402	1,788,899
Brinker International *	21,307	1,423,521
Buckle	12,893	556,849
Caleres	14,414	555,804
Cavco Industries *	3,623	1,502,168
Century Communities	13,547	1,418,506
Cheesecake Factory	22,432	872,380
Chuy's Holdings *	8,614	319,493
Cracker Barrel Old Country Store (A)	10,922	500,555
Dana	57,445	730,126
Dave & Buster's Entertainment *	15,858	596,419

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Designer Brands, Cl A	21,634	$176,533
Dine Brands Global	6,923	248,120
Dorman Products *	12,168	1,233,470
Ethan Allen Interiors	12,035	371,520
Foot Locker	37,070	1,077,254
Fox Factory Holding *	18,271	975,489
Frontdoor *	35,890	1,416,219
Gentherm *	13,795	761,208
G-III Apparel Group *	20,664	569,706
Green Brick Partners *	12,335	902,305
Group 1 Automotive	5,770	2,110,204
Guess? (A)	11,886	285,858
Hanesbrands *	164,932	979,696
Haverty Furniture	5,805	169,912
Installed Building Products	10,668	2,884,094
Jack in the Box	9,458	562,184
Kohl's	49,571	1,073,708
Kontoor Brands	23,378	1,639,967
La-Z-Boy, Cl Z	20,647	911,359
LCI Industries	11,094	1,294,559
Leggett & Platt	64,149	844,842
Leslie's *	86,941	256,476
LGI Homes *	9,805	1,128,261
M *	12,902	2,152,441
MarineMax *	9,241	322,234
Meritage Homes	16,602	3,368,048
Mister Car Wash *	50,322	382,447
Monro	13,035	401,739
Movado Group	8,950	231,805
National Vision Holdings *	35,871	518,695
ODP *	13,927	588,416
Oxford Industries	7,228	761,325
Papa John's International	15,700	694,411
Patrick Industries	9,180	1,175,591
Perdoceo Education	31,915	791,173
Phinia	19,915	890,201
Sabre *	182,271	625,190
Sally Beauty Holdings *	45,125	516,681
Shake Shack, Cl A *	17,339	1,519,243
Shoe Carnival	7,832	332,625
Signet Jewelers	19,503	1,640,787
Six Flags Entertainment	43,847	2,088,433
Sonic Automotive, Cl A	6,481	385,879
Sonos *	58,589	790,952
Standard Motor Products	8,179	267,699
Steven Madden	32,614	1,478,719
Strategic Education	10,336	1,089,414
Stride *	18,582	1,411,860
Topgolf Callaway Brands *	68,566	1,131,339
Tri Pointe Homes *	44,566	2,016,612
Upbound Group, Cl A	19,808	747,356
Urban Outfitters *	24,722	1,138,448

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
VF	150,410	$2,550,954
Victoria's Secret *	35,503	630,178
Winnebago Industries	12,759	797,693
Wolverine World Wide	38,899	578,428
Worthington Enterprises	15,003	748,800
XPEL *	9,276	379,110
		77,910,657
CONSUMER STAPLES — 3.3%
Andersons	15,276	833,000
B&G Foods	41,328	356,247
Calavo Growers	9,803	233,213
Cal-Maine Foods	19,145	1,370,208
Central Garden & Pet *	4,394	175,057
Central Garden & Pet, Cl A *	24,485	841,305
Chefs' Warehouse *	17,314	720,089
Edgewell Personal Care	22,072	864,118
Energizer Holdings	29,410	905,534
Fresh Del Monte Produce	17,970	450,149
Grocery Outlet Holding *	46,693	913,315
Hain Celestial Group *	47,456	367,310
Inter Parfums	8,147	1,146,120
J & J Snack Foods	7,389	1,246,524
John B Sanfilippo & Son	4,422	463,735
MGP Ingredients	7,768	633,480
National Beverage	12,362	603,142
Nu Skin Enterprises, Cl A	24,436	274,172
PriceSmart	11,985	1,094,590
Simply Good Foods *	42,887	1,454,727
SpartanNash	17,476	369,093
Tootsie Roll Industries	10,026	309,194
TreeHouse Foods *	23,016	927,085
United Natural Foods *	29,382	455,421
USANA Health Sciences *	5,013	223,580
WD-40	6,020	1,574,892
WK Kellogg	32,294	568,374
		19,373,674
ENERGY — 5.0%
Archrock	74,050	1,535,057
Bristow Group *	12,984	492,743
Cactus, Cl A	30,991	1,956,152
California Resources	31,332	1,611,718
Comstock Resources	50,853	481,578
Core Laboratories	24,315	595,474
CVR Energy	17,195	491,777
Dorian LPG	17,731	724,489
Dril-Quip *	19,380	335,662
Green Plains *	32,994	584,984
Helix Energy Solutions Group *	69,288	817,598
Helmerich & Payne	46,856	1,893,920
Liberty Energy, Cl A	73,532	1,775,798
Magnolia Oil & Gas, Cl A	87,960	2,396,030

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Nabors Industries *	4,518	$464,586
Northern Oil and Gas	45,012	1,944,068
Par Pacific Holdings *	27,928	741,488
Patterson-UTI Energy	146,427	1,609,230
ProPetro Holding *	46,658	447,450
REX American Resources *	8,462	429,954
RPC	49,023	366,202
SM Energy	55,386	2,558,833
Talos Energy *	79,769	944,465
Tidewater *	22,316	2,208,391
US Silica Holdings *	7,527	116,593
Vital Energy *	14,595	636,488
World Kinect	30,588	854,323
		29,015,051
FINANCIALS — 19.4%
Ambac Financial Group *	19,963	263,312
Ameris Bancorp	28,263	1,720,934
AMERISAFE	8,337	395,841
Apollo Commercial Real Estate Finance ‡	61,149	666,524
Arbor Realty Trust ‡,(A)	84,809	1,144,921
ARMOUR Residential REIT ‡,(A)	22,794	460,435
Artisan Partners Asset Management, Cl A	30,872	1,363,308
Assured Guaranty	22,575	1,859,503
Atlantic Union Bankshares	39,206	1,618,816
Axos Financial *	22,142	1,616,587
B Riley Financial (A)	8,760	168,192
Banc of California	60,514	845,986
BancFirst	6,328	679,817
Bancorp *	22,566	1,169,821
Bank of Hawaii	17,305	1,186,950
BankUnited	32,929	1,268,425
Banner	15,018	889,366
Berkshire Hills Bancorp	18,531	511,456
BGC Group, Cl A	170,858	1,573,602
Blackstone Mortgage Trust, Cl A ‡,(A)	77,409	1,381,751
Bread Financial Holdings	22,232	1,213,423
Brightsphere Investment Group	12,841	336,306
Brookline Bancorp	38,752	406,508
Capitol Federal Financial	53,812	340,092
Cathay General Bancorp	31,741	1,406,761
Central Pacific Financial	11,788	307,549
City Holding	6,436	784,548
Cohen & Steers	11,613	996,628
Comerica	57,921	3,174,650
Community Financial System	23,004	1,418,887
Customers Bancorp *	12,654	815,930
CVB Financial	57,829	1,102,221
Dime Community Bancshares	15,289	386,506
Donnelley Financial Solutions *	10,863	733,035

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Eagle Bancorp	13,161	$283,225
Ellington Financial ‡	37,072	470,444
Employers Holdings	11,048	530,414
Encore Capital Group *	10,934	552,714
Enova International *	12,105	1,046,719
EVERTEC	28,078	967,848
EZCORP, Cl A *	22,656	236,076
FB Financial	15,363	717,298
First BanCorp Puerto Rico	72,100	1,546,545
First Bancorp Southern Pines	17,947	750,185
First Commonwealth Financial	44,456	803,764
First Financial Bancorp	41,614	1,138,559
First Hawaiian	55,730	1,395,479
Franklin BSP Realty Trust ‡	35,689	493,936
Fulton Financial	79,387	1,537,726
Genworth Financial, Cl A *	196,892	1,332,959
Goosehead Insurance, Cl A *	11,219	1,012,963
Green Dot, Cl A *	22,590	215,960
HA Sustainable Infrastructure Capital	51,226	1,678,676
Hanmi Financial	13,161	268,484
HCI Group	3,407	321,144
Heritage Financial	15,122	350,377
Hilltop Holdings	20,201	666,431
Hope Bancorp	52,579	691,940
Horace Mann Educators	17,857	617,316
Independent Bank	18,512	1,187,545
Independent Bank Group	15,693	926,829
Jackson Financial, Cl A	30,648	2,698,863
KKR Real Estate Finance Trust ‡	26,915	308,984
Lakeland Financial	11,118	761,917
Lincoln National	76,048	2,532,398
Mercury General	11,924	713,890
Moelis, Cl A	31,272	2,126,496
Mr Cooper Group *	28,241	2,538,301
National Bank Holdings, Cl A	16,489	690,559
Navient	35,098	575,958
NBT Bancorp	20,554	1,007,557
NCR Atleos *	31,054	998,386
New York Mortgage Trust ‡	41,238	267,222
NMI Holdings, Cl A *	34,994	1,377,014
Northwest Bancshares	55,478	778,911
OFG Bancorp	20,490	930,656
Pacific Premier Bancorp	42,401	1,147,371
Palomar Holdings *	11,186	1,029,224
Park National	6,266	1,108,831
Pathward Financial	11,016	744,021
Payoneer Global *	116,416	643,780
PennyMac Mortgage Investment Trust ‡	38,205	526,083
Piper Sandler	6,807	1,860,217
PJT Partners	9,619	1,278,750

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
PRA Group *	18,654	$497,129
Preferred Bank	5,371	462,228
ProAssurance *	23,755	311,190
PROG Holdings	19,347	871,776
Provident Financial Services	56,895	1,054,833
Radian Group	65,704	2,437,618
Ready Capital ‡	67,727	628,507
Redwood Trust ‡	61,634	448,079
Renasant	24,559	844,584
S&T Bancorp	16,668	739,726
Safety Insurance Group	6,468	553,337
Seacoast Banking Corp of Florida	36,693	1,021,533
ServisFirst Bancshares	21,454	1,721,469
Simmons First National, Cl A	54,701	1,177,713
SiriusPoint *	41,201	592,058
Southside Bancshares	12,542	438,845
Stellar Bancorp	20,553	563,150
StepStone Group, Cl A	23,268	1,169,450
Stewart Information Services	12,023	850,026
StoneX Group *	11,891	990,954
Tompkins Financial	5,463	343,841
Triumph Financial *	9,411	853,860
Trupanion *,(A)	16,813	623,090
TrustCo Bank NY	8,293	295,314
Trustmark	26,680	926,596
Two Harbors Investment ‡	45,117	607,719
United Community Banks	52,035	1,610,483
United Fire Group	9,263	207,584
Veritex Holdings	23,769	595,889
Virtu Financial, Cl A	38,577	1,053,924
Virtus Investment Partners	2,921	660,146
WaFd	29,458	1,048,410
Walker & Dunlop	15,117	1,616,007
Westamerica BanCorp	11,630	627,555
WisdomTree	48,666	581,072
World Acceptance *	1,626	198,567
WSFS Financial	26,197	1,479,869
		113,299,667
HEALTH CARE — 10.1%
AdaptHealth, Cl A *	39,423	447,845
Addus HomeCare *	8,513	1,033,138
Alkermes *	90,190	2,463,991
AMN Healthcare Services *	17,636	1,192,546
Arcus Biosciences *	32,365	531,110
Artivion *	20,045	544,222
Astrana Health *	20,040	1,051,298
Avanos Medical *	23,432	560,493
Catalyst Pharmaceuticals *	58,359	1,006,109
Certara *	51,454	803,197
Collegium Pharmaceutical *	22,988	886,647

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
CONMED	14,731	$1,017,028
CorVel *	4,364	1,338,875
Cross Country Healthcare *	17,392	317,230
Cytek Biosciences *	58,922	395,367
Embecta	28,954	453,709
Enhabit *	26,996	276,439
Ensign Group	25,879	3,642,469
Fortrea Holdings *	45,887	1,266,022
Fulgent Genetics *	11,746	281,082
Glaukos *	22,967	2,691,043
Harmony Biosciences Holdings *	21,205	718,001
HealthStream	12,595	374,197
ICU Medical *	9,600	1,219,008
Inari Medical *	24,168	1,125,262
Innoviva *	43,225	814,359
Integer Holdings *	15,721	1,867,026
Integra LifeSciences Holdings *	33,305	826,297
Krystal Biotech *	12,011	2,503,813
LeMaitre Vascular	9,735	845,874
Ligand Pharmaceuticals *	10,623	1,157,801
Merit Medical Systems *	26,892	2,293,619
Myriad Genetics *	45,447	1,271,153
National HealthCare	6,662	907,098
NeoGenomics *	59,696	1,058,410
OmniAB *(B)	3,296	—
OmniAB *(B)	3,296	—
Omnicell *	22,326	652,142
Owens & Minor *	35,414	581,498
Pacira BioSciences *	34,191	706,044
Patterson	38,295	966,949
Phibro Animal Health, Cl A	18,130	342,294
Premier, Cl A	49,805	1,044,909
Prestige Consumer Healthcare *	27,349	1,936,583
Privia Health Group *	49,088	1,018,085
Protagonist Therapeutics *	29,877	1,118,595
RadNet *	31,493	1,881,707
Schrodinger *	26,497	590,353
Select Medical Holdings	49,605	1,972,295
Simulations Plus	8,413	343,587
STAAR Surgical *	22,826	941,573
Supernus Pharmaceuticals *	33,584	1,001,475
Tandem Diabetes Care *	29,770	1,100,895
UFP Technologies *	3,348	1,076,683
US Physical Therapy	7,345	716,138
Varex Imaging *	21,512	318,163
Vericel *	26,841	1,356,007
		58,847,753
INDUSTRIALS — 17.2%
AAR *	15,991	1,033,019
ABM Industries	27,983	1,554,735

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Air Lease, Cl A	48,718	$2,417,387
Alamo Group	4,925	949,146
Alaska Air Group *	55,864	2,096,576
Albany International, Cl A	14,588	1,365,145
Allegiant Travel	6,765	379,314
American Woodmark *	7,700	786,555
Apogee Enterprises	10,701	734,517
ArcBest	10,351	1,304,744
Arcosa	22,364	2,077,839
Armstrong World Industries	20,065	2,636,541
Astec Industries	11,526	404,447
AZZ	14,278	1,141,669
Barnes Group	24,076	971,226
Boise Cascade	18,120	2,574,671
Brady, Cl A	19,657	1,407,638
CoreCivic *	51,510	718,049
CSG Systems International	12,398	580,722
Deluxe	20,721	505,178
DNOW *	51,818	795,924
DXP Enterprises *	6,886	377,077
Dycom Industries *	13,348	2,449,491
Enerpac Tool Group, Cl A	25,808	1,037,482
EnPro Industries	9,708	1,659,486
Enviri *	38,978	460,720
ESCO Technologies	12,024	1,478,471
Federal Signal	27,890	2,788,163
Forward Air (A)	14,620	370,763
Franklin Electric	18,312	1,952,425
Gates Industrial *	88,271	1,640,958
GEO Group *	61,869	897,101
Gibraltar Industries *	14,344	1,065,329
GMS *	18,566	1,786,606
Granite Construction	20,842	1,426,843
Greenbrier	14,893	759,692
Griffon	17,567	1,265,878
Hayward Holdings *	60,950	901,451
Healthcare Services Group *	34,211	391,032
Heartland Express	19,987	259,231
Heidrick & Struggles International	8,930	358,450
Hertz Global Holdings *,(A)	64,907	264,821
Hillenbrand	32,868	1,453,752
HNI	21,290	1,169,886
Hub Group, Cl A	26,995	1,262,556
Insteel Industries	9,985	341,986
Interface, Cl A	28,218	487,607
JetBlue Airways *	154,998	993,537
John Bean Technologies	14,859	1,461,828
Kelly Services, Cl A	15,329	360,691
Kennametal	37,810	988,353
Korn Ferry	23,520	1,733,894
Lindsay	5,239	660,062

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Liquidity Services *	10,995	$247,058
Marten Transport	25,183	473,692
Masterbrand *	59,923	1,081,610
Matson	15,094	2,003,125
Matthews International, Cl A	13,808	399,742
Mercury Systems *	24,891	884,875
MillerKnoll	33,043	1,024,994
Mueller Industries	51,775	3,672,919
MYR Group *	7,855	1,103,470
NV5 Global *	5,863	604,710
OPENLANE *	50,482	902,618
Pitney Bowes	75,446	497,944
Powell Industries	4,474	821,561
Proto Labs *	12,790	445,348
Quanex Building Products	16,353	546,190
Resideo Technologies *	68,319	1,552,208
Robert Half	45,457	2,917,885
Rush Enterprises, Cl A	28,830	1,470,618
RXO *	51,974	1,648,096
SkyWest *	18,057	1,443,477
SPX Technologies *	21,202	3,128,143
Standex International	5,605	1,047,014
Sun Country Airlines Holdings *	17,681	231,621
SunPower, Cl A *,(A)	87,663	74,820
Sunrun *	101,036	1,771,161
Tennant	9,045	974,056
Titan International *	29,020	247,250
Trinity Industries	38,495	1,272,645
Triumph Group *	37,306	611,445
UniFirst	6,704	1,304,196
Verra Mobility, Cl A *	74,319	2,239,231
Vestis	61,217	793,985
Viad *	10,409	346,099
Vicor *	11,171	470,411
Wabash National	22,635	486,426
Werner Enterprises	27,644	1,083,368
		100,764,675
INFORMATION TECHNOLOGY — 12.1%
A10 Networks	32,163	421,014
ACI Worldwide *	47,677	2,061,077
Adeia	50,909	598,181
Advanced Energy Industries	16,351	1,902,766
Alarm.com Holdings *	22,586	1,593,442
Alpha & Omega Semiconductor *	11,055	457,677
Arlo Technologies *	44,338	672,164
Axcelis Technologies *	14,522	1,834,855
Badger Meter	12,826	2,644,208
Benchmark Electronics	15,737	753,330
BlackLine *	23,166	1,100,848
Box, Cl A *	64,327	1,808,875

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Calix *	26,215	$1,078,223
CEVA *	10,870	217,943
Cohu *	20,661	660,945
Corsair Gaming *	19,057	156,458
CTS	13,326	651,375
Digi International *	15,857	432,896
DigitalOcean Holdings *	24,931	825,964
Diodes *	20,505	1,603,491
DoubleVerify Holdings, Cl Rights *	63,857	1,348,660
DXC Technology *	81,069	1,648,943
Envestnet *	22,794	1,412,772
ePlus *	11,615	1,067,651
Extreme Networks *	58,127	831,216
Fabrinet *	15,926	3,512,639
FormFactor *	34,395	1,842,196
Harmonic *	50,972	747,249
Ichor Holdings *	15,560	529,040
Insight Enterprises *	12,075	2,710,837
InterDigital	11,479	1,409,162
Itron *	20,150	2,084,316
Knowles *	39,122	714,759
Kulicke & Soffa Industries	24,587	1,159,769
LiveRamp Holdings *	30,392	920,270
Marathon Digital Holdings *	122,530	2,410,165
MaxLinear, Cl A *	35,593	503,285
N-able *	33,088	461,247
NCR Voyix *	63,375	934,781
NetScout Systems *	31,132	633,536
OSI Systems *	6,838	1,011,887
PC Connection	4,942	353,699
PDF Solutions *	13,945	489,330
Perficient *	16,066	1,211,537
Photronics *	29,047	738,084
Plexus *	11,939	1,530,222
Progress Software	19,197	1,121,105
Rogers *	7,388	902,666
Sanmina *	24,215	1,824,116
ScanSource *	10,771	560,630
Semtech *	29,405	932,727
SiTime *	7,985	1,133,471
SMART Global Holdings *	24,270	567,918
SolarEdge Technologies *	26,360	760,750
Sprinklr, Cl A *	55,661	547,148
SPS Commerce *	16,449	3,543,444
TTM Technologies *	45,053	873,127
Ultra Clean Holdings *	20,393	882,201
Veeco Instruments *	25,407	1,052,104
Viasat *	34,512	697,833
Viavi Solutions *	97,315	782,413
Xerox Holdings	51,572	555,173
		70,429,810

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 5.8%
AdvanSix	12,939	$361,904
Alpha Metallurgical Resources	5,288	1,562,128
ATI *	55,509	3,758,514
Balchem	14,466	2,567,136
Carpenter Technology	22,297	3,252,463
Century Aluminum *	26,277	397,046
Clearwater Paper *	7,825	434,053
Compass Minerals International	17,185	228,561
Hawkins	8,796	913,905
Haynes International	6,093	362,838
HB Fuller	24,430	2,105,866
Ingevity *	15,829	726,393
Innospec	11,196	1,468,244
Kaiser Aluminum	7,555	594,503
Koppers Holdings	9,982	406,367
Materion	9,382	1,129,874
Mativ Holdings	26,048	497,256
Mercer International	24,171	184,183
Metallus *	18,396	412,438
Minerals Technologies	14,828	1,162,219
Myers Industries	17,760	264,624
O-I Glass, Cl I *	72,290	965,794
Olympic Steel	4,992	252,995
Quaker Chemical	6,362	1,155,148
Sealed Air	65,128	2,478,120
Sensient Technologies	18,896	1,474,833
Stepan	9,657	817,272
SunCoke Energy	39,183	458,441
Sylvamo	16,043	1,182,530
Warrior Met Coal	23,737	1,640,464
Worthington Steel	14,690	585,690
		33,801,802
REAL ESTATE — 7.2%
Acadia Realty Trust ‡	48,383	1,047,008
Alexander & Baldwin ‡	32,034	631,390
American Assets Trust ‡	23,063	611,631
Apple Hospitality REIT ‡	103,193	1,526,224
Armada Hoffler Properties ‡	31,015	368,458
Brandywine Realty Trust ‡	87,612	441,565
CareTrust REIT ‡	64,090	1,727,866
Centerspace ‡	7,064	493,279
Cushman & Wakefield *	88,252	1,156,984
DiamondRock Hospitality ‡	98,469	810,400
Douglas Emmett ‡	77,874	1,252,993
Easterly Government Properties, Cl A ‡	48,026	669,002
Elme Communities ‡	41,184	677,889
Essential Properties Realty Trust ‡	79,686	2,357,909
eXp World Holdings (A)	36,275	520,909
Four Corners Property Trust ‡	40,514	1,099,550

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Getty Realty ‡	21,528	$637,659
Global Net Lease ‡	94,025	818,018
Highwoods Properties ‡	48,968	1,516,539
Hudson Pacific Properties ‡	64,388	385,684
Innovative Industrial Properties, Cl A ‡	13,184	1,619,127
JBG SMITH Properties ‡	40,709	665,592
Kennedy-Wilson Holdings	52,148	542,861
LTC Properties ‡	18,965	677,240
LXP Industrial Trust ‡	134,695	1,387,359
Macerich ‡	99,918	1,599,687
Marcus & Millichap	10,491	415,549
NexPoint Residential Trust ‡	10,706	467,745
Outfront Media ‡	68,874	1,117,136
Pebblebrook Hotel Trust ‡	58,781	804,712
Phillips Edison ‡	55,002	1,930,570
Retail Opportunity Investments ‡	57,635	861,643
Safehold ‡	22,929	530,570
Saul Centers ‡	5,649	223,418
Service Properties Trust ‡	82,571	468,178
SITE Centers ‡	82,549	1,275,382
SL Green Realty ‡,(A)	29,718	1,980,408
St. Joe	15,630	964,058
Summit Hotel Properties ‡	56,492	358,159
Sunstone Hotel Investors ‡	92,670	960,061
Tanger ‡	49,936	1,443,150
Uniti Group ‡	118,076	453,412
Urban Edge Properties ‡	51,831	1,052,169
Veris Residential ‡	39,019	612,989
Whitestone REIT, Cl B ‡	20,725	286,005
Xenia Hotels & Resorts ‡	48,582	674,318
		42,122,455
UTILITIES — 1.9%
American States Water	19,674	1,623,695
Avista	41,976	1,644,620
California Water Service Group	30,456	1,628,178
Chesapeake Utilities	12,073	1,424,976
Clearway Energy, Cl A	22,034	542,697
Clearway Energy, Cl C	44,410	1,184,859
Middlesex Water	10,415	692,389
Northwest Natural Holding	22,726	908,586
SJW Group	16,672	1,010,490
Unitil	10,215	625,975
		11,286,465
Total Common Stock
(Cost $431,434,177)		574,209,100

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

RIGHTS — 0.0%
	Number of Rights	Value
Toriba Therapeutics* (B)(C)	2,044	$—

Total Rights
(Cost $123)		—

SHORT-TERM INVESTMENT — 1.3%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (D)
(Cost $7,591,432)	7,591,432	$7,591,432
Total Short-Term Investment
(Cost $7,591,432)		7,591,432
Total Investments in Securities— 99.6%
(Cost $439,025,732)		$581,800,532

Percentages are based on Net Assets of $584,227,114.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Russell 2000 Index E-MINI	50	Sep-2024	$8,791,625	$9,319,300	$527,675

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $7,424,434.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2024, was $7,591,432.

Cl — Class
REIT — Real Estate investment Trust

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value
COMMUNICATION SERVICES — 7.4%
Alphabet, Cl A	156,857	$26,907,250
Alphabet, Cl C	61,650	10,674,698
Comcast, Cl A	16,508	681,285
Electronic Arts	400	60,376
Meta Platforms, Cl A	18,431	8,751,592
Netflix *	1,935	1,215,857
Omnicom Group	34,361	3,368,752
T-Mobile US	28,115	5,124,802
Verizon Communications	1,710	69,289
Walt Disney	69,223	6,485,503
		63,339,404
CONSUMER DISCRETIONARY — 8.7%
Airbnb, Cl A *	1,377	192,174
Amazon.com *	171,177	32,006,675
AutoNation *	20,578	3,924,636
AutoZone *	2,275	7,129,145
Bath & Body Works	958	35,207
Booking Holdings	765	2,841,983
Burlington Stores *	533	138,751
Chipotle Mexican Grill, Cl A *	72,985	3,964,545
Domino's Pizza	484	207,491
Ford Motor	2,100	22,722
General Motors	2,078	92,097
Hilton Worldwide Holdings	1,274	273,490
Home Depot	11,206	4,125,601
Lennar, Cl A	22,888	4,049,574
Lowe's	1,598	392,325
Marriott International, Cl A	1,027	233,437
McDonald's	2,826	750,020
NIKE, Cl B	71,954	5,386,476
Norwegian Cruise Line Holdings *	3,301	60,837
NVR *	42	361,514
O'Reilly Automotive *	3,055	3,440,969
Rivian Automotive, Cl A *	1,487	24,402
Ross Stores	1,976	283,022
Starbucks	26,458	2,062,401
Tesla *	8,681	2,014,600
TJX	2,847	321,768
Ulta Beauty *	152	55,463
Wingstop	330	123,380
Yum! Brands	859	114,101
		74,628,806
CONSUMER STAPLES — 4.8%
Coca-Cola	14,620	975,739
Coca-Cola Europacific Partners	24,619	1,816,144
Colgate-Palmolive	3,855	382,377
Constellation Brands, Cl A	896	219,663
Costco Wholesale	6,346	5,216,412
Dollar General	1,710	205,867

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
General Mills	400	$26,856
J M Smucker	27,240	3,212,958
Kenvue	144,440	2,670,696
Keurig Dr Pepper	10,652	365,151
Kimberly-Clark	914	123,436
Mondelez International, Cl A	3,113	212,774
Monster Beverage *	63,492	3,266,663
PepsiCo	25,075	4,329,700
Sysco	891	68,295
Target	19,119	2,875,689
Tyson Foods, Cl A	809	49,268
US Foods Holding *	109,460	5,953,529
Walmart	131,961	9,057,803
		41,029,020
ENERGY — 4.1%
Cenovus Energy	303,208	6,103,577
Chesapeake Energy	546	41,676
Chevron	4,749	762,072
ConocoPhillips	51,352	5,710,343
Devon Energy	2,031	95,518
Diamondback Energy	26,930	5,448,208
EOG Resources	2,436	308,885
Equities	2,416	83,376
Exxon Mobil	14,467	1,715,641
Halliburton	4,296	148,985
Hess	391	59,987
Kinder Morgan	8,430	178,126
Marathon Petroleum	25,624	4,535,961
NOV	72,007	1,499,186
Phillips 66	26,565	3,864,676
Schlumberger	91,324	4,410,036
Targa Resources	1,387	187,633
Valero Energy	712	115,145
		35,269,031
FINANCIALS — 15.0%
Allstate	2,193	375,266
Ally Financial	4,409	198,449
American Express	21,988	5,563,844
American International Group	5,396	427,525
Aon, Cl A	10,655	3,500,274
Apollo Global Management	24,848	3,113,703
Ares Management, Cl A	1,091	167,141
Arthur J Gallagher	8,158	2,312,711
Axis Capital Holdings	989	74,917
Bank of America	22,594	910,764
Bank of New York Mellon	3,557	231,454
Berkshire Hathaway, Cl B *	42,308	18,552,058
BlackRock, Cl A	293	256,815
Blackstone	978	139,023
Blue Owl Capital, Cl A	124,680	2,377,648
Cboe Global Markets	1,275	233,975

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Charles Schwab	7,995	$521,194
Chubb	13,761	3,793,357
Citigroup	10,556	684,873
Corebridge Financial	7,034	207,855
Corpay *	10,995	3,208,561
Discover Financial Services	1,107	159,397
East West Bancorp	883	77,607
Equitable Holdings	2,849	124,245
Everest Group	6,440	2,530,083
FactSet Research Systems	63	26,025
Fidelity National Information Services	59,948	4,605,805
Fifth Third Bancorp	5,639	238,755
Fiserv *	3,956	647,083
Global Payments	2,129	216,392
Goldman Sachs Group	8,588	4,371,550
Hartford Financial Services Group	3,649	404,747
Huntington Bancshares	311,077	4,650,601
Intercontinental Exchange	19,873	3,011,952
JPMorgan Chase	73,195	15,575,896
LPL Financial Holdings	10,793	2,390,865
Marsh & McLennan	1,732	385,491
Mastercard, Cl A	18,426	8,544,320
MetLife	4,542	349,053
Moody's	16,389	7,481,251
Morgan Stanley	66,580	6,871,722
MSCI, Cl A	89	48,128
PNC Financial Services Group	683	123,691
Popular	545	55,933
Progressive	300	64,236
RenaissanceRe Holdings	1,073	248,839
S&P Global	858	415,898
TPG, Cl A	1,842	93,924
Tradeweb Markets, Cl A	1,567	175,003
Travelers	657	142,201
Truist Financial	1,780	79,548
Visa, Cl A	40,955	10,880,515
Voya Financial	3,239	235,572
Wells Fargo	92,954	5,515,890
Western Alliance Bancorp	894	71,931
		127,665,556
HEALTH CARE — 8.2%
Boston Scientific *	3,723	275,055
Cencora, Cl A	30,599	7,278,890
Centene *	99,503	7,653,771
Cigna Group	20,446	7,128,907
CVS Health	1,000	60,330
Dexcom *	2,353	159,580
Edwards Lifesciences *	3,604	227,232
Elevance Health	1,123	597,470

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Hologic *	1,660	$135,473
Humana	7,611	2,752,214
ICON *	20,940	6,877,534
IDEXX Laboratories *	156	74,275
Intuitive Surgical *	9,846	4,377,630
IQVIA Holdings *	236	58,110
McKesson	11,793	7,276,517
Medtronic	2,017	162,005
Mettler-Toledo International *	7,219	10,980,316
Molina Healthcare *	404	137,873
Stryker	27,490	9,001,600
Veeva Systems, Cl A *	6,968	1,337,368
Zimmer Biomet Holdings	2,791	310,778
Zoetis, Cl A	19,390	3,490,976
		70,353,904
INDUSTRIALS — 11.2%
Allegion	11,723	1,603,824
AMETEK	47,275	8,201,267
Booz Allen Hamilton Holding, Cl A	300	42,993
Broadridge Financial Solutions	430	92,020
Builders FirstSource *	36,103	6,042,559
Canadian National Railway	1,198	138,668
Carrier Global	3,740	254,731
Caterpillar	524	181,409
Cintas	259	197,860
Copart *	50,704	2,653,340
CSX	12,614	442,751
Cummins	1,364	398,015
Deere	4,541	1,689,161
Dover	881	162,333
Emerson Electric	860	100,715
Equifax	20,843	5,822,909
Esab	621	63,094
FedEx	859	259,633
Fortive	64,088	4,604,723
GE Vernova *	2,389	425,815
General Electric	4,837	823,257
GXO Logistics *	124,847	6,988,935
HEICO	26,230	6,330,348
Howmet Aerospace	2,180	208,626
Hubbell, Cl B	468	185,164
IDEX	268	55,873
Ingersoll Rand	2,029	203,712
JB Hunt Transport Services	365	63,200
Johnson Controls International	1,814	129,774
Masco	44,233	3,443,539
Norfolk Southern	28,680	7,157,381
Old Dominion Freight Line	2,271	477,319
Republic Services, Cl A	303	58,879
Rockwell Automation	1,075	299,549

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Saia *	403	$168,394
Sensata Technologies Holding	1,100	42,889
SiteOne Landscape Supply *	614	90,062
Southwest Airlines	2,643	71,202
Stanley Black & Decker	4,313	455,539
Trane Technologies	532	177,837
TransDigm Group	10,384	13,439,180
Uber Technologies *	59,663	3,846,474
United Airlines Holdings *	1,276	57,956
United Rentals	9,315	7,052,386
Veralto	28,939	3,083,740
Verisk Analytics, Cl A	667	174,587
Vertiv Holdings, Cl A	627	49,345
Waste Connections	1,110	197,325
Waste Management	572	115,922
WESCO International	7,715	1,349,739
Westinghouse Air Brake Technologies	18,535	2,986,915
WillScot Holdings *	58,837	2,412,317
Xylem	201	26,833
		95,602,018
INFORMATION TECHNOLOGY — 31.5%
Accenture, Cl A	12,154	4,018,356
Adobe *	15,180	8,374,047
Advanced Micro Devices *	48,680	7,033,286
Amphenol, Cl A	136,721	8,785,691
Analog Devices	27,480	6,358,322
Apple	176,031	39,092,965
Applied Materials	18,714	3,971,111
Arista Networks *	521	180,553
Autodesk *	1,096	271,282
Broadcom	49,021	7,876,694
Cadence Design Systems *	1,076	288,002
Cisco Systems	8,876	430,042
Cognizant Technology Solutions, Cl A	23,853	1,805,195
Crowdstrike Holdings, Cl A *	450	104,382
Dell Technologies, Cl C	24,851	2,825,062
Descartes Systems Group *	793	80,608
Dynatrace *	2,018	88,631
Entegris	1,506	178,145
Fair Isaac *	122	195,200
Flex *	100,327	3,225,513
Fortinet *	7,250	420,790
Gartner *	92	46,109
Gen Digital	11,408	296,494
Hewlett Packard Enterprise	84,997	1,692,290
Intel	6,389	196,398
International Business Machines	1,501	288,402
Intuit	16,006	10,361,484
Keysight Technologies *	13,226	1,845,953

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
KLA	836	$688,087
Lam Research	4,021	3,704,306
Microchip Technology	108,355	9,619,757
Micron Technology	41,881	4,599,371
Microsoft	110,875	46,384,556
Monolithic Power Systems	227	195,921
Nice ADR *	8,939	1,617,959
NVIDIA	209,145	24,474,148
NXP Semiconductors	11,240	2,957,918
ON Semiconductor *	900	70,425
Oracle	126,901	17,696,344
Palo Alto Networks *	10,790	3,503,837
Pure Storage, Cl A *	1,415	84,801
QUALCOMM	16,064	2,906,781
Roper Technologies	10,550	5,747,113
Salesforce	51,797	13,405,064
SAP ADR	46,910	9,926,156
ServiceNow *	5,439	4,429,467
Shopify, Cl A *	1,324	81,029
Synopsys *	809	451,681
TE Connectivity	2,342	361,441
Teledyne Technologies *	568	239,616
Teradyne	405	53,120
Texas Instruments	20,427	4,163,227
Western Digital *	1,934	129,675
Workday, Cl A *	262	59,505
Zebra Technologies, Cl A *	635	223,006
		268,105,318
MATERIALS — 3.2%
Agnico Eagle Mines	1,167	90,057
Ball	2,572	164,171
CF Industries Holdings	1,974	150,794
CRH	68,694	5,887,076
Franco-Nevada	542	69,896
Freeport-McMoRan	64,945	2,949,152
International Paper	1,679	78,040
Kinross Gold	143,544	1,300,509
Linde	28,430	12,893,005
Martin Marietta Materials	4,796	2,845,707
Mosaic	3,384	100,741
Packaging Corp of America	779	155,699
RPM International	269	32,673
Sherwin-Williams	866	303,793
Steel Dynamics	1,475	196,499
Vulcan Materials	697	191,333
West Fraser Timber	1,817	161,150
		27,570,295
REAL ESTATE — 2.1%
American Homes 4 Rent, Cl A ‡	1,695	61,173
American Tower ‡	51,092	11,260,677
AvalonBay Communities ‡	555	113,731

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Camden Property Trust ‡	249	$27,577
CBRE Group, Cl A *	702	79,122
CoStar Group *	13,950	1,088,379
Crown Castle International ‡	600	66,048
CubeSmart ‡	1,356	64,518
Equinix ‡	432	341,384
Essex Property Trust ‡	629	175,088
Extra Space Storage ‡	12,650	2,019,193
Kimco Realty ‡	3,147	68,384
Prologis ‡	3,303	416,343
Public Storage ‡	573	169,562
Regency Centers ‡	875	58,923
Rexford Industrial Realty ‡	4,511	226,046
Simon Property Group ‡	416	63,831
Sun Communities ‡	792	100,370
Welltower ‡	2,324	258,545
Weyerhaeuser ‡	25,581	812,453
		17,471,347
UTILITIES — 0.8%
Atmos Energy	1,069	136,704
CenterPoint Energy	79,178	2,197,189
Constellation Energy	1,581	300,074
Dominion Energy	2,819	150,704
Exelon	1,480	55,056
FirstEnergy	56,887	2,384,134
NextEra Energy	9,261	707,448
PG&E	24,345	444,296
Southern	3,345	279,374
		6,654,979
Total Common Stock
(Cost $675,409,511)		827,689,678
Total Investments in Securities— 97.0%
(Cost $675,409,511)		$827,689,678

Percentages are based on Net Assets of $853,429,400.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%
	Shares	Value
AUSTRALIA — 0.2%
Rio Tinto	510	$33,139
Sandfire Resources *	518,990	2,959,979
		2,993,118
BELGIUM — 0.6%
Anheuser-Busch InBev	165,215	9,808,136

BRAZIL — 2.8%
Adecoagro	45,301	437,608
Banco do Brasil	821,200	3,852,678
Cia de Saneamento de Minas Gerais Copasa MG	60,200	235,464
Cury Construtora e Incorporadora	114,800	452,275
Localiza Rent a Car	192,079	1,486,953
MercadoLibre *	10,702	17,860,568
Neoenergia	71,700	230,470
NU Holdings, Cl A *	1,129,192	13,697,099
Petroleo Brasileiro ADR, Cl A	121,229	1,595,374
Suzano	67,800	642,287
Vibra Energia	227,700	933,720
		41,424,496
CANADA — 3.5%
Alimentation Couche-Tard	115,490	7,115,244
Canadian Pacific Kansas City (CAD)	212,057	17,772,601
Canadian Pacific Kansas City (USD)	262,118	21,970,731
Dollarama	63,300	5,930,666
		52,789,242
CHINA — 4.2%
Agricultural Bank of China, Cl H	1,336,000	597,915
Alibaba Group Holding ADR	51,801	4,084,509
Autohome ADR	18,320	456,901
China Construction Bank, Cl H	6,157,921	4,300,458
China Everbright Environment Group	691,000	312,193
China Galaxy Securities, Cl H	1,768,000	904,993
China Railway Group, Cl H	1,693,000	825,701
China State Construction International Holdings	312,000	436,222
China Taiping Insurance Holdings	543,000	578,162
COSCO SHIPPING Holdings, Cl H	1,305,200	1,864,176
FinVolution Group ADR	75,081	418,952
Gree Electric Appliances of Zhuhai, Cl A	107,300	594,257
Guangdong Xinbao Electrical Appliances Holdings, Cl A	280,200	523,603
Hello Group ADR	41,905	282,859

COMMON STOCK — continued
	Shares	Value
CHINA — continued
iQIYI ADR *	223,575	$744,505
JD.com ADR	42,729	1,127,618
Jiangxi Copper, Cl H	443,000	778,852
Kuaishou Technology, Cl B *	161,000	901,810
Kweichow Moutai, Cl A	6,900	1,356,525
Meituan, Cl B *	131,000	1,814,111
Midea Group, Cl A	53,200	469,197
NARI Technology, Cl A	309,191	1,027,287
PDD Holdings ADR *	26,435	3,407,207
People's Insurance Group of China, Cl H	1,361,000	457,975
PetroChina, Cl H	1,276,000	1,108,167
Ping An Insurance Group of China, Cl H	307,000	1,333,330
Qifu Technology ADR	57,441	1,166,627
Sinopharm Group, Cl H	226,400	531,089
Tencent Holdings	528,294	24,381,548
Tencent Music Entertainment Group ADR	122,316	1,734,441
Vipshop Holdings ADR	112,239	1,530,940
Weibo ADR	113,502	876,235
Yum China Holdings	68,863	2,082,417
Zhejiang Semir Garment, Cl A	462,200	325,365
ZTE, Cl H	124,000	277,800
		63,613,947
DENMARK — 0.4%
Coloplast, Cl B	14,168	1,841,715
Pandora	28,915	4,532,193
		6,373,908
FRANCE — 9.1%
Air Liquide	64,858	11,832,244
Alstom *	1,059,441	20,754,325
AXA	191,986	6,739,656
BNP Paribas	74,774	5,122,332
Carrefour	327,939	4,891,262
Cie de Saint-Gobain	113,713	9,753,594
Danone	199,951	12,988,023
Dassault Systemes	64,094	2,429,385
Hermes International	2,847	6,220,780
Ipsen	26,471	2,971,756
Kering	47,247	14,509,323
L'Oreal	44,263	19,138,766
LVMH Moet Hennessy Louis Vuitton	11,652	8,217,735
Publicis Groupe	27,052	2,823,739
Rexel	111,606	2,835,168
Sodexo	22,822	2,161,110
Worldline *	243,606	2,763,783
		136,152,981
GERMANY — 4.5%
Allianz	13,440	3,785,055

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Carl Zeiss Meditec	18,408	$1,259,200
Daimler Truck Holding	10,509	405,685
Deutsche Telekom	562,697	14,716,687
Hannover Rueck	18,697	4,641,641
Heidelberg Materials	29,558	3,078,899
Infineon Technologies	362,850	12,602,983
LANXESS	243,953	6,367,896
Nemetschek	22,647	2,162,851
RWE	181,962	6,790,038
SAP	53,917	11,397,557
		67,208,492
GREECE — 0.4%
FF Group *(A)	8,921	4,634
National Bank of Greece	559,012	4,906,497
Piraeus Financial Holdings	350,425	1,480,324
		6,391,455
HONG KONG — 1.8%
AIA Group	1,336,800	8,942,642
Brilliance China Automotive Holdings	826,000	404,295
China Lumena New Materials *(A)	15,350	—
Link REIT ‡	618,200	2,608,483
Orient Overseas International	29,000	408,451
Prudential	1,490,746	13,441,622
Sinotruk Hong Kong	144,000	379,060
WH Group	75,534	49,106
Xinyi Glass Holdings	312,000	329,620
		26,563,279
INDIA — 4.4%
ABB India	4,166	393,711
Bajaj Auto	28,730	3,319,328
Bank of Baroda	529,640	1,607,783
Bharat Petroleum	401,080	1,682,321
Canara Bank	943,910	1,296,990
Chambal Fertilisers and Chemicals	110,297	684,391
Chennai Petroleum	31,413	375,086
Colgate-Palmolive India	36,979	1,509,124
Computer Age Management Services	9,833	533,895
Dixon Technologies India	2,021	293,128
GAIL India	348,104	1,004,020
Hindalco Industries	127,172	1,020,113
ICICI Bank ADR	665,379	19,369,183
Info Edge India	14,631	1,230,372
InterGlobe Aviation *	33,452	1,788,881
ITD Cementation India	199,135	1,223,030
Kotak Mahindra Bank	212,434	4,602,162
LIC Housing Finance	96,509	887,319
Mahindra & Mahindra	35,702	1,242,804

COMMON STOCK — continued
	Shares	Value
INDIA — continued
Manappuram Finance	186,302	$477,680
Muthoot Finance	38,111	837,908
NCC	390,956	1,679,194
Nippon Life India Asset Management	104,664	808,065
Oil & Natural Gas	806,123	3,220,444
Power Grid Corp of India	294,875	1,228,210
REC	475,097	3,669,978
Shriram Finance	55,772	1,956,692
Sun TV Network	78,752	848,369
Trent	20,542	1,435,649
Varun Beverages	231,927	4,375,697
Vedanta	139,978	755,108
Voltamp Transformers	3,176	513,548
		65,870,183
INDONESIA — 0.7%
Astra International	4,476,600	1,301,313
Bank Central Asia	4,065,100	2,574,065
Bank Negara Indonesia Persero	6,305,200	1,931,113
Bank Rakyat Indonesia Persero	12,320,800	3,545,188
Perusahaan Gas Negara	6,253,200	615,850
		9,967,529
IRELAND — 0.6%
AIB Group	948,245	5,438,455
Bank of Ireland Group	182,245	2,063,625
Ryanair Holdings ADR	12,644	1,280,837
		8,782,917
ITALY — 4.0%
Amplifon	47,150	1,497,294
Enel	1,894,463	13,523,017
Ferrari	69,758	28,706,476
PRADA	195,800	1,411,747
UniCredit	345,351	14,183,209
		59,321,743
JAPAN — 7.6%
Daifuku	67,500	1,216,316
FANUC	419,800	12,391,536
Fujitsu	495,800	8,964,618
Hoya	42,100	5,252,200
Kajima	130,400	2,508,818
Keyence	12,700	5,529,032
M3	39,500	367,216
MatsukiyoCocokara	153,800	2,497,237
Mitsubishi Electric	337,600	5,600,529
MS&AD Insurance Group Holdings	104,000	2,441,080
Murata Manufacturing	294,300	6,519,077
Nintendo	141,600	7,790,527
Nippon Telegraph & Telephone	1,746,800	1,853,484
Nomura Research Institute	61,800	1,899,566

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Obic	9,600	$1,457,465
OKUMA	37,200	1,850,050
Renesas Electronics	1,084,900	18,604,832
Sanken Electric	18,000	874,557
Secom	34,700	2,206,045
Seven & i Holdings	629,600	7,506,487
Shimamura	37,200	1,815,271
Shin-Etsu Chemical	75,300	3,331,066
Socionext	102,500	2,060,838
Sompo Holdings	103,500	2,349,725
Sundrug	36,000	995,381
TIS	72,400	1,544,161
TOPPAN Holdings	157,200	4,427,226
		113,854,340
LUXEMBOURG — 0.4%
ArcelorMittal	243,488	5,543,614

MALAYSIA — 0.1%
CIMB Group Holdings	323,900	523,723
My EG Services	1,685,300	363,626
YTL	1,664,100	1,237,689
		2,125,038
MEXICO — 0.6%
Cemex ADR	509,169	3,268,865
Grupo Aeroportuario del Sureste, Cl B	8,905	267,454
Grupo Financiero Banorte, Cl O	210,300	1,579,296
Wal-Mart de Mexico	1,143,066	3,803,982
		8,919,597
NETHERLANDS — 8.9%
Adyen *	11,555	14,132,556
Akzo Nobel	204,610	12,649,730
ASM International	35,438	24,378,696
ASML Holding, Cl G	19,391	18,163,550
ASML Holding	19,100	17,782,889
BE Semiconductor Industries	18,372	2,366,438
Heineken	31,649	2,808,164
ING Groep	406,749	7,381,849
Koninklijke Philips *	390,898	10,978,669
Shell (EUR)	480,958	17,583,376
Shell (GBP)	67,235	2,449,562
Universal Music Group	119,266	2,841,055
		133,516,534
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare	78,823	1,518,601

POLAND — 0.1%
ORLEN	47,030	765,956

COMMON STOCK — continued
	Shares	Value
POLAND — continued
Powszechny Zaklad Ubezpieczen	58,897	$720,397
		1,486,353
QATAR — 0.0%
Ooredoo QPSC	168,287	483,002

RUSSIA — 0.0%
Gazprom PJSC *(A)	597,226	—
Sberbank of Russia PJSC ADR (A)	55,964	—
		—
SAUDI ARABIA — 0.1%
Arab National Bank	63,381	362,524
Etihad Etisalat	49,193	683,309
Saudi Awwal Bank	26,371	275,928
United Electronics	17,508	428,795
		1,750,556
SINGAPORE — 0.5%
DBS Group Holdings	99,170	2,715,770
United Overseas Bank	225,500	5,464,399
		8,180,169
SOUTH AFRICA — 0.1%
Sasol	153,498	1,246,132

SOUTH KOREA — 3.7%
BH	33,720	535,569
BNK Financial Group	46,342	322,207
Coupang, Cl A *	615,640	12,774,530
DB Insurance	7,689	621,249
DL E&C	10,183	261,920
Doosan Bobcat	10,677	323,131
GS Holdings	16,151	578,194
Hana Financial Group	42,103	1,994,759
Hankook Tire & Technology	10,334	337,464
Hyundai Electric & Energy System	2,813	636,559
Hyundai Marine & Fire Insurance	11,585	304,859
Hyundai Motor	6,260	1,140,885
Industrial Bank of Korea	44,686	455,969
Kia	37,662	3,090,420
KIWOOM Securities	3,510	341,164
Korean Air Lines	26,355	409,596
KT	22,173	645,709
LG Innotek	4,648	872,965
LX International	37,357	837,879
OCI Holdings	6,420	345,267
Samsung Electronics GDR	6,093	9,371,367
Samsung Electronics	176,931	10,909,968
Samsung Securities	12,364	404,513

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Shinhan Financial Group	34,700	$1,526,139
SK Hynix	40,681	5,834,613
SOOP	6,991	528,026
Youngone	17,316	492,158
		55,897,079
SPAIN — 1.2%
Aena SME	21,812	4,143,672
Amadeus IT Group	76,172	5,016,055
Iberdrola (B)	275,921	3,643,911
Industria de Diseno Textil	102,894	4,998,806
		17,802,444
SWEDEN — 0.6%
Atlas Copco, Cl A	492,254	8,754,102

SWITZERLAND — 2.0%
ABB	144,340	7,989,073
Alcon	78,450	7,406,911
Julius Baer Group	49,847	2,720,261
Straumann Holding	12,550	1,613,748
UBS Group	366,797	11,082,631
		30,812,624
TAIWAN — 6.2%
Alchip Technologies	17,000	1,384,637
Asia Vital Components	62,087	1,236,279
Asustek Computer	57,000	799,349
Chicony Electronics	92,000	438,422
Compal Electronics	183,000	177,312
E Ink Holdings	201,000	1,658,479
Eva Airways	526,000	554,362
Evergreen Marine Taiwan	153,400	796,749
Fortune Electric	15,400	328,651
Hon Hai Precision Industry	623,000	3,822,055
International Games System	56,000	1,281,221
Lotes	14,000	603,070
MediaTek	99,000	3,770,429
Micro-Star International	48,000	250,439
MPI	27,000	448,331
Novatek Microelectronics	69,000	1,112,802
Pegavision	29,000	371,757
Pou Chen	311,000	343,290
Powertech Technology	141,000	709,008
Primax Electronics	221,000	619,105
Quanta Computer	320,000	2,726,321
Radiant Opto-Electronics	63,000	344,059
Raydium Semiconductor	32,000	366,765
Sitronix Technology	40,000	304,611
Synnex Technology International	160,000	347,572
Taiwan Semiconductor Manufacturing ADR	177,156	29,372,465

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Taiwan Semiconductor Manufacturing	1,224,000	$35,705,689
Wisdom Marine Lines	264,000	572,520
Wistron	177,000	532,566
Wiwynn	14,000	887,376
WT Microelectronics	69,000	219,635
Yang Ming Marine Transport	298,000	577,481
		92,662,807
THAILAND — 0.1%
Bangchak	861,000	761,508
Kasikornbank	102,200	377,515
Sansiri	4,525,800	213,389
		1,352,412
TURKEY — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii	99,100	799,552
Anadolu Grubu Holding	49,075	631,894
Dogus Otomotiv Servis ve Ticaret	72,602	527,639
KOC Holding	229,604	1,491,610
Mavi Giyim Sanayi Ve Ticaret, Cl B	140,562	478,535
Turk Hava Yollari AO *	99,580	869,924
Turk Traktor ve Ziraat Makineleri	16,957	396,790
Ulker Biskuvi Sanayi *	56,786	287,614
		5,483,558
UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC	398,396	936,062
Emirates NBD Bank PJSC	172,071	894,788
		1,830,850
UNITED KINGDOM — 12.5%
3i Group	587,808	23,627,812
Ashtead Group	64,385	4,642,544
Barclays	6,649,791	19,867,982
Berkeley Group Holdings	58,715	3,829,793
BP	2,858,569	16,882,935
Compass Group	581,979	17,906,795
Diageo	360,126	11,195,775
Halma	65,190	2,229,461
Intermediate Capital Group	115,786	3,265,479
Kingfisher	1,291,591	4,587,867
Legal & General Group	1,720,405	5,126,957
London Stock Exchange Group	34,042	4,140,259
National Grid	116,484	1,476,712
NatWest Group	856,107	4,058,331
RELX (EUR)	116,772	5,492,340
Segro ‡	358,116	4,211,656
Smith & Nephew	156,587	2,254,940
SSP Group	4,656,263	10,940,890
Standard Chartered	472,236	4,660,910

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Tate & Lyle	1,203,223	$10,140,048
Taylor Wimpey	1,646,203	3,372,132
Unilever	158,361	9,723,744
Vistry Group *	191,353	3,405,354
Weir Group	146,193	3,813,091
WH Smith	355,137	6,037,492
		186,891,299
UNITED STATES — 14.6%
Aon, Cl A	43,061	14,145,969
Arch Capital Group *	169,397	16,224,845
Atlassian, Cl A *	91,839	16,216,012
Check Point Software Technologies *	16,105	2,954,462
EPAM Systems *	27,827	5,986,423
Experian	284,077	13,391,342
Ferguson	80,910	17,853,058
ICON *	91,408	30,022,043
Linde	25,923	11,756,080
Monday.com *	48,802	11,215,188
Nestle	32,492	3,281,854
Schneider Electric	92,205	22,221,552
Sea ADR *	207,710	13,646,547
Spotify Technology *	38,943	13,394,055
STERIS	56,667	13,529,813
Waste Connections	76,414	13,584,117
		219,423,360
Total Common Stock
(Cost $1,167,102,601)		1,456,795,897

PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Bradespar (C)	225,400	$740,069
Cia Energetica de Minas Gerais (C)	457,670	883,318
Marcopolo (C)	370,620	399,944
Total Preferred Stock
(Cost $2,422,837)		2,023,331

RIGHTS — 0.0%
	Number of Rights
Localiza Rent a Car* (A)(D)	1,940	$3,772

Total Rights
(Cost $–)		3,772

SHORT-TERM INVESTMENT — 0.3%
	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (E)
(Cost $3,921,716)	3,921,716	$3,921,716
Total Short-Term Investment
(Cost $3,921,716)		3,921,716
Total Investments in Securities— 97.5%
(Cost $1,173,447,154)		$1,462,744,716

Percentages are based on Net Assets of $1,500,114,621.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $3,705,642.
(C)	There is currently no rate available.
(D)	Expiration date not available.
(E)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2024, was $3,921,716.

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
EUR — Euro
GBP — British Pound
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company
QPSC — Qatari Joint-Stock Company
USD — U.S. Dollar

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.9%
	Shares	Value
AUSTRALIA — 4.4%
Accent Group	175,044	$250,944
Ansell	60,098	1,074,428
Audinate Group *	26,964	263,046
Bapcor	21,172	71,086
Cettire *	60,118	52,300
Data#3	33,015	190,784
Emeco Holdings	118,268	65,300
Inghams Group	26,525	65,297
Monadelphous Group	61,025	518,166
Neuren Pharmaceuticals *	3,358	42,501
Orora	210,259	280,928
Perenti	552,039	379,501
Perseus Mining	266,578	443,524
Pro Medicus	2,334	219,892
Ramelius Resources	177,569	226,280
Sigma Healthcare	87,007	74,024
Steadfast Group	90,615	384,093
Technology One	16,303	219,909
		4,822,003
AUSTRIA — 1.0%
ANDRITZ	1,009	64,628
BAWAG Group	3,017	220,301
Kontron	4,170	88,338
Mayr Melnhof Karton	1,760	201,001
Porr Ag	5,323	80,999
Strabag	926	38,778
Vienna Insurance Group Wiener Versicherung Gruppe	13,003	418,754
		1,112,799
BELGIUM — 1.1%
Azelis Group	21,488	407,009
Barco	32,715	422,525
Colruyt Group NorthV	3,147	150,932
Melexis	1,729	150,708
Solvay	1,643	57,833
		1,189,007
BRAZIL — 0.4%
Cia de Saneamento do Parana	59,900	289,287
Marcopolo	79,800	66,915
Schulz	60,600	67,753
		423,955
CANADA — 7.4%
Alamos Gold, Cl A	4,693	79,935
ATS *	8,400	252,283
Badger Infrastructure Solutions	1,691	47,739
Bird Construction	17,245	323,192
Boardwalk Real Estate Investment Trust ‡	14,176	800,411
Bombardier, Cl B *	1,287	86,809

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Calibre Mining *	228,507	$353,979
Canadian Western Bank	20,500	707,992
Celestica *	757	39,679
CI Financial	36,287	438,402
Cogeco	2,193	86,850
Docebo *	3,945	157,406
Dundee Precious Metals	28,091	237,303
Finning International	15,000	429,657
Gildan Activewear	9,500	386,615
iA Financial	2,187	147,800
Linamar	2,077	103,546
MDA Space *	9,981	95,442
North American Construction Group	19,186	383,595
PrairieSky Royalty	50,800	1,020,450
Precision Drilling *	1,358	104,417
Primaris REIT ‡	33,590	331,171
Primo Water	35,900	787,152
Propel Holdings	4,759	99,455
Rogers Sugar	9,547	39,668
Sienna Senior Living (A)	26,554	298,323
Transcontinental, Cl Common Subs. Receipt	9,056	106,853
Winpak	1,504	51,779
		7,997,903
CHINA — 2.2%
ANE Cayman *	177,500	167,393
Beijing Jingneng Clean Energy, Cl H	442,000	104,712
Chaoju Eye Care Holdings	126,500	47,245
China Overseas Property Holdings	140,000	84,120
China World Trade Center, Cl A	22,000	65,042
E-Commodities Holdings, Cl New Shares	292,000	59,009
FinVolution Group ADR	32,739	182,684
First Tractor, Cl H	70,000	60,036
Fufeng Group	474,000	280,029
JNBY Design	105,500	172,274
Sinofert Holdings	364,000	45,211
Sinopec Engineering Group, Cl H	258,000	164,441
Tongcheng Travel Holdings	61,600	107,261
Yangzijiang Shipbuilding Holdings	330,000	664,919
Yuexiu Services Group	382,500	143,095
		2,347,471
DENMARK — 0.8%
ALK-Abello *	26,658	600,825
cBrain	1,453	53,879

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Per Aarsleff Holding	3,359	$192,058
		846,762
FINLAND — 0.0%
Puuilo	4,204	46,167

FRANCE — 2.2%
Alten	9,354	1,028,627
Elis	2,663	61,574
Esso Francaise	651	102,404
Mersen	2,281	79,054
Metropole Television	11,896	155,257
Rubis SCA	7,743	242,473
Technip Energies	10,130	258,041
Verallia	11,539	339,377
Viridien *	2,118	110,215
		2,377,022
GERMANY — 4.3%
Amadeus Fire	555	57,022
Atoss Software	4,125	608,005
Bechtle	11,622	513,546
CANCOM	2,937	104,182
Cliq Digital	4,981	33,338
CTS Eventim & KGaA	2,194	193,229
Gerresheimer	5,024	519,346
HUGO BOSS	853	33,894
KION Group	816	32,268
Krones	4,756	643,369
SUSS MicroTec	17,300	1,174,616
TAG Immobilien *	44,876	675,995
TUI *	6,954	44,839
		4,633,649
GREECE — 0.3%
Piraeus Financial Holdings	30,393	128,391
Titan Cement International	6,727	239,414
		367,805
HONG KONG — 0.6%
Cowell e Holdings *	28,000	76,809
Dah Sing Banking Group	74,000	58,607
Dongyue Group	33,000	28,755
Lonking Holdings	266,000	52,317
Nine Dragons Paper Holdings *	90,000	35,130
Skyworth Group	148,000	53,696
Stella International Holdings	59,500	99,187
United Laboratories International Holdings	198,000	227,482
Yue Yuen Industrial Holdings	31,500	51,427
		683,410

COMMON STOCK — continued
	Shares	Value
HUNGARY — 0.3%
Magyar Telekom Telecommunications	120,598	$361,116

INDIA — 3.9%
Ahluwalia Contracts India	10,074	170,487
Ajanta Pharma	4,333	139,673
BLS International Services	21,023	90,517
Chennai Petroleum	9,308	111,142
eMudhra	5,668	59,508
Epigral	3,172	65,514
Force Motors	1,178	130,396
Fusion Micro Finance *	14,916	77,181
GHCL	8,420	56,374
Godawari Power and Ispat	46,284	622,698
Great Eastern Shipping	43,828	728,047
Housing & Urban Development	18,786	70,361
Karur Vysya Bank	240,097	663,751
Kaveri Seed	4,463	57,091
Kirloskar Ferrous Industries	6,978	62,902
Manappuram Finance	27,997	71,784
Mindspace Business Parks REIT ‡	15,849	64,884
Motilal Oswal Financial Services	26,453	208,548
NESCO	9,679	107,456
NMDC Steel *	151,401	105,685
PTC India	107,287	290,079
Sanghvi Movers	8,936	125,682
Sarda Energy & Minerals	30,761	99,289
Shipping Corp of India	18,503	63,602
		4,242,651
INDONESIA — 0.3%
First Pacific	360,000	160,247
Pakuwon Jati	4,258,400	111,702
Summarecon Agung	1,196,500	41,246
		313,195
IRELAND — 0.2%
hVIVO	99,486	38,016
Irish Residential Properties REIT ‡	229,739	228,587
		266,603
ISRAEL — 0.8%
Ashdod Refinery	3,711	55,787
Cellebrite DI *,(A)	35,299	483,596
Isras Investment	866	158,184
Oil Refineries	623,419	150,671
		848,238
ITALY — 4.3%
Azimut Holding	19,521	489,047
Banca Monte dei Paschi di Siena	63,191	344,776

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
BPER Banca SPA	56,996	$333,439
Buzzi	31,232	1,224,250
d'Amico International Shipping	14,507	109,731
De' Longhi	11,415	359,754
GVS *	42,660	294,766
Interpump Group	15,652	678,706
Iveco Group	38,232	392,555
Orsero	5,349	71,891
OVS	21,312	60,281
Webuild	124,970	327,108
		4,686,304
JAPAN — 21.2%
77 Bank	4,400	136,766
Abalance (A)	7,200	51,605
Activia Properties ‡	195	459,301
Aeon Delight	25,800	669,458
Aeon Hokkaido	29,800	181,361
Aica Kogyo	17,600	405,552
Aichi Financial Group	6,723	120,823
Anycolor *	3,500	59,142
Aoyama Trading	53,200	542,111
Artience	4,300	90,532
Avex	5,400	53,810
Chiyoda *	97,200	198,250
Credit Saison	2,900	66,927
Cybozu	13,000	156,551
Daiseki	28,900	688,805
Daiseki Eco. Solution (A)	11,600	82,409
DD GROUP *	5,200	49,256
DTS	32,200	926,812
Ezaki Glico	10,600	324,150
Ferrotec Holdings	10,100	166,748
Foster Electric	8,000	86,282
Fuji	3,400	44,528
Fuji Seal International	32,000	509,346
Global One Real Estate Investment ‡	805	541,651
Glory	9,600	173,760
Greens	5,100	63,326
GS Yuasa	25,500	451,753
Hachijuni Bank	9,900	70,256
Hanwa	9,600	369,449
Horiba	8,000	630,406
Hoshizaki	14,800	464,079
HS Holdings	13,800	87,153
Hyakugo Bank	24,800	110,555
Ichigo Office REIT Investment ‡	87	48,372
ISB	6,600	70,177
Ishizuka Glass	2,600	49,290
J Trust	22,500	61,516
Japan Communications *	41,000	51,321

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
JINS Holdings	5,800	$177,261
Juroku Financial Group	3,700	118,215
Kamigumi	28,300	642,596
Kansai Paint	3,900	63,772
Koshidaka Holdings	7,300	48,924
Kyoei Steel	4,300	56,981
Leopalace21	18,900	69,128
Management Solutions	8,000	72,091
Maruzen Showa Unyu	4,800	171,909
McDonald's Holdings Japan	6,800	280,492
Megmilk Snow Brand	8,400	159,076
MEITEC Group Holdings	49,900	1,121,841
MISUMI Group	26,500	485,547
Mitsubishi Motors	140,000	397,359
Modec	3,100	57,576
Morinaga Milk Industry	10,400	248,496
MTG	11,300	114,571
NET One Systems	8,900	179,110
NGK Insulators	19,900	267,778
Nichicon	19,300	140,716
Nihon Parkerizing	41,600	341,997
Nikkiso	20,600	162,260
Nippon Light Metal Holdings	4,600	53,829
Nippon Paper Industries	41,100	264,990
Nishi-Nippon Railroad	14,000	231,452
NTN	110,400	222,361
Oita Bank	2,700	60,842
Oki Electric Industry	40,500	273,655
Onamba	17,500	141,719
Orix JREIT ‡	738	764,995
Pharma Foods International (A)	13,100	95,361
Pressance	15,800	212,701
Rakus	6,800	94,856
Round One	29,400	174,287
Sakata INX	19,500	228,131
San-A, Cl A	16,800	570,775
San-Ai Obbli	5,100	69,609
Sanko Gosei	11,100	51,415
Sanyo Shokai	6,100	102,484
Sato Holdings	11,400	163,556
Sharingtechnology *	18,200	84,213
Shiga Bank	2,800	74,874
Shimamura	9,900	483,096
Siix	35,100	291,194
Skymark Airlines	13,400	66,111
Sohgo Security Services	53,800	342,624
Stanley Electric	36,700	717,428
Sumitomo Rubber Industries	8,600	89,218
Sumitomo Warehouse	24,900	466,208
Sun Frontier Fudousan	10,600	143,598
T Hasegawa	3,200	68,410

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Taikisha	13,800	$473,632
Toei	3,800	97,475
Tokai Carbon	19,600	125,060
Tokyo Century	4,500	47,726
Tokyo Kiraboshi Financial Group	3,200	96,023
Tokyo Steel Manufacturing	15,500	196,334
TOMONY Holdings	28,700	81,679
Topy Industries	4,900	75,528
Toyo Engineering	10,000	53,324
Toyota Boshoku	2,800	37,568
Traders Holdings	15,400	79,875
YAMABIKO	24,200	341,369
		23,000,870
MALAYSIA — 1.4%
Dialog Group	270,100	149,440
Eco World Development Group	276,200	106,525
Pavilion Real Estate Investment Trust ‡	508,300	148,247
Scientex	70,000	64,589
Sime Darby Property	1,898,300	654,328
SP Setia Group	801,600	279,737
YTL Power International	80,600	81,953
		1,484,819
MAURITIUS — 0.1%
Capital	89,031	104,163

MEXICO — 0.1%
Controladora Vuela Cia de Aviacion, Cl A *	220,200	135,331

NETHERLANDS — 0.9%
Aalberts	8,781	335,718
Allfunds Group	27,473	165,102
Eurocommercial Properties ‡	4,691	116,833
Koninklijke Heijmans NorthV	2,529	73,111
TKH Group	3,365	147,440
Wereldhave ‡	5,888	88,307
		926,511
NORWAY — 2.0%
Atea	33,844	449,416
Elopak	41,518	148,082
Hoegh Autoliners	44,596	486,396
Odfjell, Cl A	2,239	34,028
SpareBank 1 SMN	39,138	582,371
Stolt-Nielsen	8,999	352,146
Wallenius Wilhelmsen, Cl B	13,530	125,530
		2,177,969
PHILIPPINES — 0.2%
AREIT ‡	70,900	44,938

COMMON STOCK — continued
	Shares	Value
PHILIPPINES — continued
Robinsons Land	497,200	$126,080
		171,018
POLAND — 0.4%
InPost *	2,461	42,632
Tauron Polska Energia *	323,258	309,374
Text	1,859	41,364
		393,370
PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R	86,104	36,292
Mota-Engil SGPS	52,408	205,604
		241,896
SAUDI ARABIA — 0.3%
Saudi Chemical Holding	84,032	253,053
Sumou Real Estate	6,257	74,833
		327,886
SINGAPORE — 0.1%
Best World International *	52,200	97,953
Hour Glass	37,500	44,296
		142,249
SOUTH AFRICA — 0.4%
AVI	51,867	278,857
Investec	14,716	115,034
Vukile Property Fund ‡	77,406	69,993
		463,884
SOUTH KOREA — 2.2%
Binggrae	1,018	66,400
CJ Logistics	481	34,690
DB Insurance	1,002	80,959
Dongjin Semichem	2,674	71,089
Hanwha General Insurance	46,683	192,010
Hanwha Life Insurance	26,319	59,874
HD Hyundai Infracore	15,150	88,256
Hyundai Marine & Fire Insurance	2,615	68,814
JB Financial Group	22,607	238,659
KCC	1,001	241,605
KIWOOM Securities	1,553	150,948
Korea Electric Terminal	2,381	106,450
Kyung Dong Navien	12,350	515,922
LOT Vacuum	3,268	30,404
OCI Holdings	2,554	137,344
SOOP	1,020	77,040
Unid	723	45,392
VT *	5,556	140,931
		2,346,787
SPAIN — 1.8%
Gestamp Automocion	22,308	64,691
Laboratorios Farmaceuticos Rovi	1,238	119,097

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Lar Espana Real Estate Socimi ‡	26,499	$232,982
Mapfre	29,856	72,344
Vidrala	3,925	408,427
Viscofan	16,355	1,090,365
		1,987,906
SWEDEN — 2.7%
Camurus *	6,969	440,693
Fortnox	8,422	52,029
Hemnet Group	14,611	540,934
Hexpol	38,514	430,401
Hoist Finance *	13,890	89,730
Loomis, Cl B	26,001	827,878
Nyfosa	14,736	150,696
Peab, Cl B	11,245	83,803
Trelleborg, Cl B	8,551	317,528
		2,933,692
SWITZERLAND — 2.2%
Bossard Holding	2,283	580,239
Bucher Industries	1,001	404,382
Huber + Suhner	486	42,436
Inficon Holding	504	749,366
Montana Aerospace *	12,574	266,780
Swissquote Group Holding	1,135	360,977
		2,404,180
TAIWAN — 4.0%
Advancetek Enterprise	43,000	88,421
Ambassador Hotel	26,000	56,737
Ardentec	46,000	90,037
Asia Vital Components	7,000	139,384
Chicony Power Technology	102,000	416,274
Depo Auto Parts Industries	111,000	906,912
Elitegroup Computer Systems	80,000	70,310
Far Eastern Department Stores	180,000	167,869
FIT Hon Teng *	384,000	132,703
Getac Holdings	113,000	355,937
ITE Technology	39,000	179,898
L&K Engineering	68,000	487,802
Lotes	5,000	215,382
Makalot Industrial	5,000	68,532
Merry Electronics	55,000	207,895
Nan Pao Resins Chemical	41,000	413,047
Pan German Universal Motors	22,000	198,652
Pegavision	3,000	38,458
Topkey	19,000	108,330
		4,342,580
THAILAND — 0.6%
Ichitan Group	600,200	271,515
R&B Food Supply	206,200	44,060
Sappe	139,500	358,475
		674,050

COMMON STOCK — continued
	Shares	Value
TURKEY — 0.5%
Mavi Giyim Sanayi Ve Ticaret, Cl B	53,449	$181,964
Sok Marketler Ticaret	96,828	174,929
Torunlar Gayrimenkul Yatirim Ortakligi ‡	92,388	139,265
		496,158
UNITED KINGDOM — 10.1%
4imprint Group	7,540	588,257
Bodycote	10,001	89,380
Britvic	59,938	977,975
Cranswick	1,840	112,717
Currys *	307,746	322,458
Darktrace *	13,137	99,824
Domino's Pizza Group	211,672	879,411
Elementis	205,490	422,734
Games Workshop Group	3,635	481,714
Hammerson ‡	316,148	117,032
Harbour Energy	34,590	139,005
IMI	36,984	900,050
Investec	57,329	453,546
J D Wetherspoon *	5,458	52,334
Johnson Service Group	104,408	218,327
Lancashire Holdings	97,321	792,528
Man Group	101,375	318,886
Marks & Spencer Group	100,707	424,979
Mitchells & Butlers *	17,215	68,903
Mitie Group	42,339	65,912
OSB Group	29,340	193,963
Paragon Banking Group	14,968	154,537
Pets at Home Group	15,190	59,859
S4 Capital *	160,772	110,382
Serco Group	96,701	237,416
Spectris	31,558	1,236,879
SSP Group	178,180	418,672
Tate & Lyle	105,616	890,069
Yu Group	5,024	98,359
		10,926,108
UNITED STATES — 1.0%
JS Global Lifestyle	415,000	82,959
Nomad Foods	38,728	740,092
Nova *	1,237	255,404
		1,078,455
Total Common Stock
(Cost $84,201,911)		94,325,942

EXCHANGE TRADED FUNDS — 4.3%

UNITED STATES — 4.3%
iShares Core MSCI Emerging Markets ETF	18,800	$1,014,072

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS — continued
	Shares	Value
UNITED STATES — continued
iShares MSCI Canada ETF	11,550	$449,526
iShares MSCI EAFE Small-Capital ETF	50,100	3,245,979
Total Exchange Traded Funds
(Cost $4,605,375)		4,709,577

PREFERRED STOCK — 0.3%

GERMANY — 0.1%
Schaeffler (B)	6,874	$37,644
BRAZIL — 0.2%
Cia de Saneamento do Parana (B)	250,100	245,111
Total Preferred Stock
(Cost $254,868)		282,755

SHORT-TERM INVESTMENT — 0.9%

State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (C)
(Cost $1,004,203)	1,004,203	$1,004,203
Total Short-Term Investment
(Cost $1,004,203)		1,004,203
Total Investments in Securities— 92.4%
(Cost $90,066,357)		$100,322,477

Percentages are based on Net Assets of $108,531,298.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Canadian Dollar Currency	1,000	Sep-2024	$293,955	$290,360	$(3,595)
MSCI Emerging Markets Index	50	Sep-2024	1,503,557	1,480,275	(23,282)
MSCI EAFE Index	50	Sep-2024	4,508,587	4,540,430	31,843
Ultra 10-Year S&P/TSX 60 Index	200	Sep-2024	387,335	401,115	13,780
Russel 200 Index E-MINI	50	Sep-2024	409,640	454,600	44,960
			$7,103,074	$7,166,780	$63,706

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $969,368.
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2024, was $1,004,203.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia, and the Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate investment Trust
SGPS — Sociedade Gestora de Participações Sociais (holding company)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.7%
	Shares	Value
Catholic Responsible Investments Bond Fund†	4,156,891	$35,458,279
Catholic Responsible Investments Equity Index Fund†	2,479,937	29,784,040
Catholic Responsible Investments International Equity Fund†	1,123,534	11,493,754
Catholic Responsible Investments International Small-Cap Fund†	290,180	2,919,212
Catholic Responsible Investments Multi-Style US Equity Fund†	810,991	9,269,626
Catholic Responsible Investments Opportunistic Bond Fund†	1,889,440	17,534,003
Catholic Responsible Investments Short Duration Bond Fund†	1,806,188	17,393,587
Catholic Responsible Investments Small-Cap Fund†	596,155	6,170,204

Total Open-End Mutual Funds
(Cost $111,806,577)		130,022,705
Total Investments in Securities— 99.7%
(Cost $111,806,577)		$130,022,705

Percentages are based on Net Assets of $130,437,425.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

July 31, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Security Description	Value 10/31/2023		Purchases at Cost		Proceeds from Sales		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value 7/31/2024		Income		Capital Gains
Catholic Responsible Investments Bond Fund	$	30,189,119	$	5,156,742	$	(2,222,941)	$	(411,153)	$	2,746,512	$	35,458,279	$	1,072,356	$	—
Catholic Responsible Investments Equity Index Fund		26,745,411		743,902		(5,818,236)		982,994		7,129,969		29,784,040		296,422		—
Catholic Responsible Investments International Equity Fund		9,510,953		413,749		(727,508)		31,430		2,265,130		11,493,754		157,556		—
Catholic Responsible Investments International Small-Cap Fund		2,298,160		209,670		(181,876)		6,318		586,940		2,919,212		41,093		—
Catholic Responsible Investments Multi-Style US Equity Fund		8,000,250		180,804		(1,163,745)		180,596		2,071,721		9,269,626		40,024		—
Catholic Responsible Investments Opportunistic Bond Fund		16,541,125		1,389,526		(1,111,470)		(65,922)		780,744		17,534,003		617,964		—
Catholic Responsible Investments Short Duration Bond Fund		17,129,576		1,010,403		(1,111,470)		(61,283)		426,361		17,393,587		556,902		—
Catholic Responsible Investments Small-Cap Fund		4,649,617		359,635		(363,754)		8,338		1,516,368		6,170,204		53,386		—
Totals	$	115,064,211	$	9,464,431	$	(12,701,000)	$	671,318	$	17,523,745	$	130,022,705	$	2,835,703	$	—

Amounts designated as “–” are $0.

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

July 31, 2024 (Unaudited)

 SCHEDULE OF INVESTMENTS

 OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	32,095,116	$273,771,342
Catholic Responsible Investments Equity Index Fund†	17,678,993	212,324,710
Catholic Responsible Investments International Equity Fund†	15,897,286	162,629,233
Catholic Responsible Investments International Small-Cap Fund†	4,108,760	41,334,126
Catholic Responsible Investments Multi-Style US Equity Fund†	29,431,975	336,407,469
Catholic Responsible Investments Opportunistic Bond Fund†	14,591,538	135,409,469
Catholic Responsible Investments Short Duration Bond Fund†	13,951,573	134,353,647
Catholic Responsible Investments Small-Cap Fund†	8,449,939	87,456,864

Total Open-End Mutual Funds
(Cost $1,155,751,867)		1,383,686,860

Total Investments in Securities— 99.9%
(Cost $1,155,751,867)	$1,383,686,860

Percentages are based on Net Assets of $1,384,406,864.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

July 31, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Security Description	Value 10/31/2023		Purchases at Cost		Proceeds from Sales		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value 7/31/2024		Income		Capital Gains
Catholic Responsible Investments Bond Fund	$	193,701,902	$	69,167,475	$	(5,078,345)	$	(1,008,950)	$	16,989,260	$	273,771,342	$	7,363,167	$	—
Catholic Responsible Investments Equity Index Fund		176,632,656		21,854,034		(40,357,339)		8,780,376		45,414,983		212,324,710		2,002,036		—
Catholic Responsible Investments International Equity Fund		113,882,934		23,586,211		(3,047,007)		(65,027)		28,272,122		162,629,233		2,010,588		—
Catholic Responsible Investments International Small-Cap Fund		28,380,134		6,104,891		(761,752)		(20,314)		7,631,167		41,334,126		531,540		—
Catholic Responsible Investments Multi-Style US Equity Fund		260,607,295		33,107,360		(32,149,898)		5,125,064		69,717,648		336,407,469		1,344,163		—
Catholic Responsible Investments Opportunistic Bond Fund		107,133,601		25,903,098		(2,539,172)		(237,303)		5,149,245		135,409,469		4,256,002		—
Catholic Responsible Investments Short Duration Bond Fund		110,684,491		23,695,677		(2,539,173)		(143,277)		2,655,929		134,353,647		3,829,759		—
Catholic Responsible Investments Small-Cap Fund		55,690,060		13,539,608		(1,523,503)		(78,403)		19,829,102		87,456,864		669,978		—
Totals	$	1,046,713,073	$	216,958,354	$	(87,996,189)	$	12,352,166	$	195,659,456	$	1,383,686,860	$	22,007,233	$	—

Amounts designated as “–” are $0.

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.9%
	Shares	Value
Catholic Responsible Investments Bond Fund†	10,194,575	$86,959,722
Catholic Responsible Investments Equity Index Fund†	16,272,666	195,434,719
Catholic Responsible Investments International Equity Fund†	5,559,413	56,872,792
Catholic Responsible Investments International Small-Cap Fund†	1,452,757	14,614,734
Catholic Responsible Investments Opportunistic Bond Fund†	4,681,566	43,444,930
Catholic Responsible Investments Short Duration Bond Fund†	4,454,922	42,900,901
Catholic Responsible Investments Small-Cap Fund†	2,884,556	29,855,159

Total Open-End Mutual Funds
(Cost $368,729,532)		470,082,957
Total Investments in Securities— 99.9%
(Cost $368,729,532)		$470,082,957

Percentages are based on Net Assets of $470,605,825.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

July 31, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2024	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$76,686,178	$13,133,133	$(8,640,598)	$(1,628,004)	$7,409,013	$86,959,722	$2,798,604	$—
Catholic Responsible Investments Equity Index Fund	164,920,038	9,711,203	(28,147,697)	3,928,406	45,022,769	195,434,719	1,763,201	—
Catholic Responsible Investments International Equity Fund	44,964,418	5,934,763	(5,184,358)	247,290	10,910,679	56,872,792	770,583	—
Catholic Responsible Investments International Small-Cap Fund	10,763,272	2,178,594	(1,296,088)	51,541	2,917,415	14,614,734	205,380	—
Catholic Responsible Investments Opportunistic Bond Fund	42,307,503	3,667,694	(4,320,298)	(393,435)	2,183,466	43,444,930	1,561,031	—
Catholic Responsible Investments Short Duration Bond Fund	43,969,582	3,425,255	(5,402,781)	(304,816)	1,213,661	42,900,901	1,387,306	—
Catholic Responsible Investments Small-Cap Fund	21,684,821	3,462,583	(2,592,180)	21,637	7,278,298	29,855,159	266,613	—
Totals	$405,295,812	$41,513,225	$(55,584,000)	$1,922,619	$76,935,301	$470,082,957	$8,752,718	$—

Amounts designated as “–” are $0.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

July 31, 2024 (Unaudited)

CRI-QH-001-0600

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.8%
	Shares	Value
Catholic Responsible Investments Bond Fund†	4,407,954	$37,599,844
Catholic Responsible Investments Equity Index Fund†	9,580,327	115,059,724
Catholic Responsible Investments International Equity Fund†	4,729,578	48,383,588
Catholic Responsible Investments International Small-Cap Fund†	1,236,935	12,443,561
Catholic Responsible Investments Multi-Style US Equity Fund†	4,355,711	49,785,772
Catholic Responsible Investments Opportunistic Bond Fund†	2,004,414	18,600,966
Catholic Responsible Investments Short Duration Bond Fund†	1,896,931	18,267,443
Catholic Responsible Investments Small-Cap Fund†	2,477,610	25,643,260

Total Open-End Mutual Funds
(Cost $250,086,509)		325,784,158
Total Investments in Securities— 99.8%
(Cost $250,086,509)		$325,784,158

Percentages are based on Net Assets of $326,539,665.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

July 31, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Security Description	Value 10/31/2023		Purchases at Cost		Proceeds from Sales		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value 7/31/2024		Income		Capital Gains
Catholic Responsible Investments Bond Fund	$	30,394,074	$	5,787,902	$	(947,756)	$	(179,418)	$	2,545,042	$	37,599,844	$	1,141,590	$	—
Catholic Responsible Investments Equity Index Fund		90,880,592		6,887,948		(9,527,772)		1,170,937		25,648,019		115,059,724		976,734		—
Catholic Responsible Investments International Equity Fund		34,980,339		5,772,300		(1,137,307)		61,454		8,706,802		48,383,588		622,887		—
Catholic Responsible Investments International Small-Cap Fund		8,443,839		1,906,965		(284,327)		14,165		2,362,919		12,443,561		166,580		—
Catholic Responsible Investments Multi-Style US Equity Fund		37,191,299		3,086,094		(1,137,306)		109,613		10,536,072		49,785,772		192,091		—
Catholic Responsible Investments Opportunistic Bond Fund		16,786,654		1,720,231		(621,400)		(59,505)		774,986		18,600,966		625,561		—
Catholic Responsible Investments Short Duration Bond Fund		17,441,741		1,645,722		(1,179,985)		(74,344)		434,309		18,267,443		551,053		—
Catholic Responsible Investments Small-Cap Fund		17,199,505		3,020,154		(568,654)		(13,570)		6,005,825		25,643,260		213,650		—
Totals	$	253,318,043	$	29,827,316	$	(15,404,507)	$	1,029,332	$	57,013,974	$	325,784,158	$	4,490,146	$	—

Amounts designated as “–” are $0.

CRI-QH-001-0600